PGIM Rock ETF Trust
PGIM Buffer ETFs - S&P 500

PROSPECTUS — February 20, 2026 as amended November 2, 2026
PGIM S&P 500 BUFFER 12 ETF – JANUARY	PGIM S&P 500 BUFFER 12 ETF – SEPTEMBER	PGIM S&P 500 BUFFER 20 ETF – MAY
Ticker Symbol: JANP	Ticker Symbol: SEPP	Ticker Symbol: PBMY
PGIM S&P 500 BUFFER 12 ETF – FEBRUARY	PGIM S&P 500 BUFFER 12 ETF – OCTOBER	PGIM S&P 500 BUFFER 20 ETF – JUNE
Ticker Symbol: FEBP	Ticker Symbol: OCTP	Ticker Symbol: PBJN
PGIM S&P 500 BUFFER 12 ETF – MARCH	PGIM S&P 500 BUFFER 12 ETF – NOVEMBER	PGIM S&P 500 BUFFER 20 ETF – JULY
Ticker Symbol: MRCP	Ticker Symbol: NOVP	Ticker Symbol: PBJL
PGIM S&P 500 BUFFER 12 ETF – APRIL	PGIM S&P 500 BUFFER 12 ETF – DECEMBER	PGIM S&P 500 BUFFER 20 ETF – AUGUST
Ticker Symbol: APRP	Ticker Symbol: DECP	Ticker Symbol: PBAU
PGIM S&P 500 BUFFER 12 ETF – MAY	PGIM S&P 500 BUFFER 20 ETF – JANUARY	PGIM S&P 500 BUFFER 20 ETF – SEPTEMBER
Ticker Symbol: MAYP	Ticker Symbol: PBJA	Ticker Symbol: PBSE
PGIM S&P 500 BUFFER 12 ETF – JUNE	PGIM S&P 500 BUFFER 20 ETF – FEBRUARY	PGIM S&P 500 BUFFER 20 ETF – OCTOBER
Ticker Symbol: JUNP	Ticker Symbol: PBFB	Ticker Symbol: PBOC
PGIM S&P 500 BUFFER 12 ETF – JULY	PGIM S&P 500 BUFFER 20 ETF – MARCH	PGIM S&P 500 BUFFER 20 ETF – NOVEMBER
Ticker Symbol: JULP	Ticker Symbol: PBMR	Ticker Symbol: PBNV
PGIM S&P 500 BUFFER 12 ETF – AUGUST	PGIM S&P 500 BUFFER 20 ETF – APRIL	PGIM S&P 500 BUFFER 20 ETF – DECEMBER
Ticker Symbol: AUGP	Ticker Symbol: PBAP	Ticker Symbol: PBDE
Listing Exchange: Cboe BZX Exchange, Inc.
As described in more detailed in each Fund's summary, each Fund uses an options strategy to seek to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap while providing a downside buffer against a certain percentage (either the first 12% or the first 20%, before fees and expenses and either the first 11.5% or 19.5%, after fees and expenses) of the Underlying ETF’s losses over a one-year Target Outcome Period.
•Upside Cap: A pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in a Fund for an entire Target Outcome Period. The cap is determined before fees and expenses. The cap is expected to change at the beginning of each new Target Outcome Period.
•Downside Buffer: Limited downside protection against a certain percentage (either the first 12% or 20%, before fees and expenses) of losses of the Underlying ETF.
•Target Outcome Period: The approximate one-year period over which each Fund seeks to produce the target outcome. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end the day before the one-year anniversary of the new Target Outcome Period.
•Investors are encouraged to visit their Fund’s website (https://www.pgim.com/investments/etf-buffer-fund) on the first day of a Target Outcome Period (or the first business day thereafter) to obtain information on the cap for the Target Outcome Period. Investors should consider the cap before investing in a Fund for the Target Outcome Period.
•The target outcomes may not be achieved, and investors may lose some or all of their money.
•Each of the Funds is designed to achieve the target outcome only if an investor buys on the first day of the Target Outcome Period and holds the Fund until the end of the Target Outcome Period.
•If investors buy after the beginning of a Target Outcome Period or sell prior to the end of a Target Outcome Period, their returns will be different from those that the Fund seeks to provide and they may incur losses that are greater than the buffer and they may not experience gains up to the cap.
•The Funds' website, https://www.pgim.com/investments/etf-buffer-fund, provides important Fund information (including, among other items, Target Outcome Period start and end dates and information relating to the cap and buffer), as well information relating to the potential outcomes of an investment in a Fund on a daily basis.
•Investors considering purchasing shares after the beginning of the Target Outcome Period or considering selling their shares prior to the end of the Target Outcome Period should visit their Fund's website at https://www.pgim.com/investments/etf-buffer-fund for important information and considerations regarding the Fund's potential outcomes.
•In periods of extreme market volatility or during market disruption events, a Fund’s ability to offset investor losses via the limited buffer, or provide a return up to the stated upside cap may be impaired.
•A Fund will not terminate as a result of reaching the end of a Target Outcome Period.

•The Funds have characteristics unlike many traditional investment products and may not be suitable for all investors. The Funds are only appropriate for shareholders willing to bear losses, including some or all of their investment.
The Securities and Exchange Commission
(“SEC”) has not approved or disapproved the
Funds' shares, nor has the SEC determined
that this prospectus is complete or accurate.
It is a criminal offense to state otherwise.
Exchange-traded funds are distributed by
Prudential Investment Management Services
LLC, a Prudential Financial company,
member SIPC. PGIM Quantitative Solutions
LLC is a wholly owned subsidiary of PGIM,
Inc. (“PGIM”), a Prudential Financial
company. © 2026 Prudential Financial, Inc.
and its related entities. The Prudential logo
and the Rock symbol are service marks of
Prudential Financial, Inc. and its related
entities, registered in many jurisdictions
worldwide.

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

Table of Contents
8	SUMMARY: PGIM S&P 500 BUFFER 12 ETF – JANUARY
8	INVESTMENT OBJECTIVE
8	FUND FEES AND EXPENSES
8	INVESTMENTS, RISKS AND PERFORMANCE
19	MANAGEMENT OF THE FUND
19	BUYING AND SELLING FUND SHARES
20	TAX INFORMATION
20	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
21	SUMMARY: PGIM S&P 500 BUFFER 12 ETF – FEBRUARY
21	INVESTMENT OBJECTIVE
21	FUND FEES AND EXPENSES
21	INVESTMENTS, RISKS AND PERFORMANCE
32	MANAGEMENT OF THE FUND
32	BUYING AND SELLING FUND SHARES
33	TAX INFORMATION
33	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
34	SUMMARY: PGIM S&P 500 BUFFER 12 ETF – MARCH
34	INVESTMENT OBJECTIVE
34	FUND FEES AND EXPENSES
34	INVESTMENTS, RISKS AND PERFORMANCE
45	MANAGEMENT OF THE FUND
45	BUYING AND SELLING FUND SHARES
46	TAX INFORMATION
46	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
47	SUMMARY: PGIM S&P 500 BUFFER 12 ETF – APRIL
47	INVESTMENT OBJECTIVE
47	FUND FEES AND EXPENSES
47	INVESTMENTS, RISKS AND PERFORMANCE
58	MANAGEMENT OF THE FUND
58	BUYING AND SELLING FUND SHARES
59	TAX INFORMATION
59	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
60	SUMMARY: PGIM S&P 500 BUFFER 12 ETF – MAY
60	INVESTMENT OBJECTIVE
60	FUND FEES AND EXPENSES
60	INVESTMENTS, RISKS AND PERFORMANCE
71	MANAGEMENT OF THE FUND
71	BUYING AND SELLING FUND SHARES
72	TAX INFORMATION
72	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
73	SUMMARY: PGIM S&P 500 BUFFER 12 ETF – JUNE
73	INVESTMENT OBJECTIVE
73	FUND FEES AND EXPENSES
73	INVESTMENTS, RISKS AND PERFORMANCE

84	MANAGEMENT OF THE FUND
84	BUYING AND SELLING FUND SHARES
85	TAX INFORMATION
85	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
86	SUMMARY: PGIM S&P 500 BUFFER 12 ETF – JULY
86	INVESTMENT OBJECTIVE
86	FUND FEES AND EXPENSES
86	INVESTMENTS, RISKS AND PERFORMANCE
97	MANAGEMENT OF THE FUND
97	BUYING AND SELLING FUND SHARES
98	TAX INFORMATION
98	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
99	SUMMARY: PGIM S&P 500 BUFFER 12 ETF – AUGUST
99	INVESTMENT OBJECTIVE
99	FUND FEES AND EXPENSES
99	INVESTMENTS, RISKS AND PERFORMANCE
110	MANAGEMENT OF THE FUND
110	BUYING AND SELLING FUND SHARES
111	TAX INFORMATION
111	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
112	SUMMARY: PGIM S&P 500 BUFFER 12 ETF – SEPTEMBER
112	INVESTMENT OBJECTIVE
112	FUND FEES AND EXPENSES
112	INVESTMENTS, RISKS AND PERFORMANCE
123	MANAGEMENT OF THE FUND
123	BUYING AND SELLING FUND SHARES
124	TAX INFORMATION
124	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
125	SUMMARY: PGIM S&P 500 BUFFER 12 ETF – OCTOBER
125	INVESTMENT OBJECTIVE
125	FUND FEES AND EXPENSES
125	INVESTMENTS, RISKS AND PERFORMANCE
136	MANAGEMENT OF THE FUND
136	BUYING AND SELLING FUND SHARES
137	TAX INFORMATION
137	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
138	SUMMARY: PGIM S&P 500 BUFFER 12 ETF – NOVEMBER
138	INVESTMENT OBJECTIVE
138	FUND FEES AND EXPENSES
138	INVESTMENTS, RISKS AND PERFORMANCE
149	MANAGEMENT OF THE FUND
149	BUYING AND SELLING FUND SHARES
150	TAX INFORMATION
150	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
151	SUMMARY: PGIM S&P 500 BUFFER 12 ETF – DECEMBER

151	INVESTMENT OBJECTIVE
151	FUND FEES AND EXPENSES
151	INVESTMENTS, RISKS AND PERFORMANCE
162	MANAGEMENT OF THE FUND
162	BUYING AND SELLING FUND SHARES
163	TAX INFORMATION
163	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
164	SUMMARY: PGIM S&P 500 BUFFER 20 ETF – JANUARY
164	INVESTMENT OBJECTIVE
164	FUND FEES AND EXPENSES
164	INVESTMENTS, RISKS AND PERFORMANCE
175	MANAGEMENT OF THE FUND
175	BUYING AND SELLING FUND SHARES
176	TAX INFORMATION
176	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
177	SUMMARY: PGIM S&P 500 BUFFER 20 ETF – FEBRUARY
177	INVESTMENT OBJECTIVE
177	FUND FEES AND EXPENSES
177	INVESTMENTS, RISKS AND PERFORMANCE
188	MANAGEMENT OF THE FUND
188	BUYING AND SELLING FUND SHARES
189	TAX INFORMATION
189	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
190	SUMMARY: PGIM S&P 500 BUFFER 20 ETF – MARCH
190	INVESTMENT OBJECTIVE
190	FUND FEES AND EXPENSES
190	INVESTMENTS, RISKS AND PERFORMANCE
201	MANAGEMENT OF THE FUND
201	BUYING AND SELLING FUND SHARES
202	TAX INFORMATION
202	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
203	SUMMARY: PGIM S&P 500 BUFFER 20 ETF – APRIL
203	INVESTMENT OBJECTIVE
203	FUND FEES AND EXPENSES
203	INVESTMENTS, RISKS AND PERFORMANCE
214	MANAGEMENT OF THE FUND
214	BUYING AND SELLING FUND SHARES
215	TAX INFORMATION
215	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
216	SUMMARY: PGIM S&P 500 BUFFER 20 ETF – MAY
216	INVESTMENT OBJECTIVE
216	FUND FEES AND EXPENSES
216	INVESTMENTS, RISKS AND PERFORMANCE
227	MANAGEMENT OF THE FUND
227	BUYING AND SELLING FUND SHARES

228	TAX INFORMATION
228	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
229	SUMMARY: PGIM S&P 500 BUFFER 20 ETF – JUNE
229	INVESTMENT OBJECTIVE
229	FUND FEES AND EXPENSES
229	INVESTMENTS, RISKS AND PERFORMANCE
240	MANAGEMENT OF THE FUND
240	BUYING AND SELLING FUND SHARES
241	TAX INFORMATION
241	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
242	SUMMARY: PGIM S&P 500 BUFFER 20 ETF – JULY
242	INVESTMENT OBJECTIVE
242	FUND FEES AND EXPENSES
242	INVESTMENTS, RISKS AND PERFORMANCE
253	MANAGEMENT OF THE FUND
253	BUYING AND SELLING FUND SHARES
254	TAX INFORMATION
254	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
255	SUMMARY: PGIM S&P 500 BUFFER 20 ETF – AUGUST
255	INVESTMENT OBJECTIVE
255	FUND FEES AND EXPENSES
255	INVESTMENTS, RISKS AND PERFORMANCE
266	MANAGEMENT OF THE FUND
266	BUYING AND SELLING FUND SHARES
267	TAX INFORMATION
267	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
268	SUMMARY: PGIM S&P 500 BUFFER 20 ETF – SEPTEMBER
268	INVESTMENT OBJECTIVE
268	FUND FEES AND EXPENSES
268	INVESTMENTS, RISKS AND PERFORMANCE
279	MANAGEMENT OF THE FUND
279	BUYING AND SELLING FUND SHARES
280	TAX INFORMATION
280	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
281	SUMMARY: PGIM S&P 500 BUFFER 20 ETF – OCTOBER
281	INVESTMENT OBJECTIVE
281	FUND FEES AND EXPENSES
281	INVESTMENTS, RISKS AND PERFORMANCE
292	MANAGEMENT OF THE FUND
292	BUYING AND SELLING FUND SHARES
293	TAX INFORMATION
293	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
294	SUMMARY: PGIM S&P 500 BUFFER 20 ETF – NOVEMBER
294	INVESTMENT OBJECTIVE
294	FUND FEES AND EXPENSES

294	INVESTMENTS, RISKS AND PERFORMANCE
305	MANAGEMENT OF THE FUND
305	BUYING AND SELLING FUND SHARES
306	TAX INFORMATION
306	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
307	SUMMARY: PGIM S&P 500 BUFFER 20 ETF – DECEMBER
307	INVESTMENT OBJECTIVE
307	FUND FEES AND EXPENSES
307	INVESTMENTS, RISKS AND PERFORMANCE
318	MANAGEMENT OF THE FUND
318	BUYING AND SELLING FUND SHARES
319	TAX INFORMATION
319	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
320	MORE ABOUT THE FUNDS' PRINCIPAL AND NON-PRINCIPAL INVESTMENT STRATEGIES, INVESTMENTS AND RISKS
320	INVESTMENT STRATEGIES AND INVESTMENTS
322	RISKS OF INVESTING IN a FUND
331	HOW THE FUNDS ARE MANAGED
331	BOARD OF Trustees
331	MANAGER
332	SUBADVISER
332	PORTFOLIO MANAGERS
332	DISTRIBUTOR
333	DISCLOSURE OF PORTFOLIO HOLDINGS
334	FUND DISTRIBUTIONS AND TAX ISSUES
334	DISTRIBUTIONS
335	TAX ISSUES
337	TAXES WHEN SHARES ARE SOLD
338	HOW TO BUY AND SELL SHARES
342	FINANCIAL HIGHLIGHTS
366	GLOSSARY

SUMMARY: PGIM S&P 500 BUFFER 12 ETF – JANUARY
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the State Street® SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period January 1, 2026 through December 31, 2026 is 13.95% (before fees and expenses).
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses (which are not reflected in the table and example below), including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.50%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.50%
Example.  The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years	5 Years	10 Years
	$51	$160	$280	$628
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500® Index. The Fund is an actively managed exchange-traded fund (“ETF”).
The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

PGIM Rock ETF Trust

The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus.
The Fund seeks to produce a targeted range of potential returns (a “target outcome”) based upon the share price performance (the “price return”) of the Underlying ETF. The returns sought by the Fund, which include limited downside protection (a “limited buffer”) against the first 12% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of 13.95% (before fees and expenses), are based on the price return of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is 13.45% and the limited buffer is 11.5%. The cap and limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options which the Fund invests in are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
■
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is 13.95% (before fees and expenses).
■
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 12% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
■
If the Underlying ETF depreciates by more than 12% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 13% before fees and expenses).
The current Target Outcome Period began on January 1, 2026 and will end on December 31, 2026. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period (in each case, assuming such day is a business day). On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The limited buffer will remain the same for each Target Outcome Period. The cap and limited buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are
Visit our website at www.pgim.com/investments

very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and limited buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s net asset value (“NAV”) and the Underlying ETF’s price return. As the Underlying ETF’s price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and limited buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and limited buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s limited buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Limited Buffer and Cap” below for additional information.
The graph below shows hypothetical examples of returns the Fund would experience (before fees and expenses) based on example returns of the Underlying ETF. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund.
◼ Reference Asset	◼ PGIM S&P 500 Buffer 12 ETF - January

Significantly Negative
Negative
Marginally Negative
Positive
Very Positive
Hypothetical Upside Cap
0%
-50%
-100%
-72%
-60%
-32%
-20%
-12%
0%

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
FLEX Options
The Fund invests in FLEX Options, which are a type of derivative. For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly,

PGIM Rock ETF Trust

variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the limited buffer by using the four kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence. The target outcome may only be realized by investors who continuously hold Fund shares from the commencement of the Target Outcome Period until its conclusion. Investors who purchase Fund shares after the Target Outcome Period has begun or sell Fund shares prior to the Target Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide.
Limited Buffer and Cap
The Fund seeks to provide a limited buffer to absorb the first 12% loss (before fees and expenses) of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 12%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 13% before fees and expenses). The limited buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the limited buffer is 11.5%. The limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a limited buffer on the first 12% loss (before fees and expenses) of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 12% or more (before fees and expenses) from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s limited buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 12% (before fees and expenses) from the Initial Fund Value, that investor’s limited buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain could be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. There is no guarantee that the Fund will recover such value or experience such gains. The cap and limited buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the limited buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer). While the Fund seeks to limit losses to the extent of the limited buffer (before fees and expenses) for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the limited buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the limited buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.
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The returns of the Fund are subject to a cap for the Target Outcome Period of 13.95% (before fees and expenses) and 13.45% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the limited buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility or during market disruption events, the Fund’s ability to offset investor losses through the use of the FLEX Options to achieve the stated limited buffer, or provide a return up to the stated upside cap may be impaired, resulting in an upside limit significantly below the cap and downside protection significantly lower than the limited buffer, because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: JANP, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and limited buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
Principal Risks.  All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return, if any, you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.

PGIM Rock ETF Trust

An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide limited downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the limited buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a predetermined upside cap. The cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the price performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
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Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.

PGIM Rock ETF Trust

FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion
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of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Leverage Risk. FLEX Options and other derivatives may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe, and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

PGIM Rock ETF Trust

Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.
New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the limited buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF due to the annual imposition of a new cap and may be unable to recapture losses from a prior Target Outcome Period as a result of the Fund resetting its cap each Target Outcome Period.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to RICs. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay
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substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses. The Fund's value may not directly correlate to the value of the Underlying ETF due to the Fund's fees and transaction expenses related to the FLEX Options and that the FLEX Options are only exercisable on the expiration date. The fluctuating value of the FLEX Options will affect the Fund's value. Because the Fund does not hold shares of the Underlying ETF directly, the Fund will not receive or benefit from any dividend payments made by the Underlying ETF.
Performance
The following bar chart shows the performance of the Fund’s shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund’s average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

PGIM Rock ETF Trust

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.

Annual Total Returns
16%
14%
12%
10%
8%
6%
4%
2%
0%
15.33
13.39
2024
2025

Best Quarter:		Worst Quarter:
6.95%	2nd Quarter 2025	-2.13%	1st Quarter 2025

Average Annual Total Returns % (as of 12-31-25)

	One Year	Since Inception	Inception Date
Return Before Taxes	13.39%	14.29%	12-29-2023
Return After Taxes on Distributions	13.39%	14.29%	12-29-2023
Return After Taxes on Distributions and Sale of Fund Shares	7.92%	11.06%	12-29-2023
Index % (reflects no deduction for fees, expenses or taxes) (as of 12-31-25)
S&P 500 Price Return Index	16.39%	19.80%*
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as traditional 401(k) plans or individual retirement accounts.
* Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Marco Aiolfi, PhD	Managing Director, Head of Multi-Asset team and Portfolio Manager	March 2024
		John Hall, CFA	Principal and Portfolio Manager	December 2023
		Devang Gambhirwala	Managing Director and Portfolio Manager	December 2023
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).
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TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a traditional 401(k) plan or a traditional individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PGIM Rock ETF Trust

SUMMARY: PGIM S&P 500 BUFFER 12 ETF – FEBRUARY
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the State Street® SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period February 1, 2026 through January 31, 2027 is 14.15% (before fees and expenses).
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses (which are not reflected in the table and example below), including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.50%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.50%
Example.  The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years	5 Years	10 Years
	$51	$160	$280	$628
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500® Index. The Fund is an actively managed exchange-traded fund (“ETF”).
The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.
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The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus.
The Fund seeks to produce a targeted range of potential returns (a “target outcome”) based upon the share price performance (the “price return”) of the Underlying ETF. The returns sought by the Fund, which include limited downside protection (a “limited buffer”) against the first 12% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of 14.15% (before fees and expenses), are based on the price return of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is 13.65% and the limited buffer is 11.5%. The cap and limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options which the Fund invests in are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
■
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is 14.15% (before fees and expenses).
■
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 12% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
■
If the Underlying ETF depreciates by more than 12% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 13% before fees and expenses).
The current Target Outcome Period began on February 1, 2026 and will end on January 31, 2027. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period (in each case, assuming such day is a business day). On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The limited buffer will remain the same for each Target Outcome Period. The cap and limited buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are

PGIM Rock ETF Trust

very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and limited buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s net asset value (“NAV”) and the Underlying ETF’s price return. As the Underlying ETF’s price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and limited buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and limited buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s limited buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Limited Buffer and Cap” below for additional information.
The graph below shows hypothetical examples of returns the Fund would experience (before fees and expenses) based on example returns of the Underlying ETF. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund.
◼ Reference Asset	◼ PGIM S&P 500 Buffer 12 ETF – February

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
FLEX Options
The Fund invests in FLEX Options, which are a type of derivative. For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly,
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variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the limited buffer by using the four kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence. The target outcome may only be realized by investors who continuously hold Fund shares from the commencement of the Target Outcome Period until its conclusion. Investors who purchase Fund shares after the Target Outcome Period has begun or sell Fund shares prior to the Target Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide.
Limited Buffer and Cap
The Fund seeks to provide a limited buffer to absorb the first 12% loss (before fees and expenses) of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 12%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 13% before fees and expenses). The limited buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the limited buffer is 11.5%. The limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a limited buffer on the first 12% loss (before fees and expenses) of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 12% or more (before fees and expenses) from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s limited buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 12% (before fees and expenses) from the Initial Fund Value, that investor’s limited buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain could be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. There is no guarantee that the Fund will recover such value or experience such gains. The cap and limited buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the limited buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer). While the Fund seeks to limit losses to the extent of the limited buffer (before fees and expenses) for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the limited buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the limited buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.

PGIM Rock ETF Trust

The returns of the Fund are subject to a cap for the Target Outcome Period of 14.15% (before fees and expenses) and 13.65% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the limited buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility or during market disruption events, the Fund’s ability to offset investor losses through the use of the FLEX Options to achieve the stated limited buffer, or provide a return up to the stated upside cap may be impaired, resulting in an upside limit significantly below the cap and downside protection significantly lower than the limited buffer, because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: FEBP, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and limited buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
Principal Risks.  All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return, if any, you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
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An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide limited downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the limited buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a predetermined upside cap. The cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the price performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

PGIM Rock ETF Trust

Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.
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FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion

PGIM Rock ETF Trust

of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Leverage Risk. FLEX Options and other derivatives may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe, and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
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Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.
New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the limited buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF due to the annual imposition of a new cap and may be unable to recapture losses from a prior Target Outcome Period as a result of the Fund resetting its cap each Target Outcome Period.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to RICs. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay

PGIM Rock ETF Trust

substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses. The Fund's value may not directly correlate to the value of the Underlying ETF due to the Fund's fees and transaction expenses related to the FLEX Options and that the FLEX Options are only exercisable on the expiration date. The fluctuating value of the FLEX Options will affect the Fund's value. Because the Fund does not hold shares of the Underlying ETF directly, the Fund will not receive or benefit from any dividend payments made by the Underlying ETF.
Performance
The following bar chart shows the performance of the Fund’s shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund’s average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
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Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.

Annual Total Returns

14%
12%
10%
8%
6%
4%
2%
0%
11.97
2025

Best Quarter:		Worst Quarter:
6.88%	2nd Quarter 2025	-3.22%	1st Quarter 2025

Average Annual Total Returns % (as of 12-31-25)

	One Year	Since Inception	Inception Date
Return Before Taxes	11.97%	13.41%	1-31-2024
Return After Taxes on Distributions	11.97%	13.41%	1-31-2024
Return After Taxes on Distributions and Sale of Fund Shares	7.09%	10.36%	1-31-2024
Index % (reflects no deduction for fees, expenses or taxes) (as of 12-31-25)
S&P 500 Price Return Index	16.39%	19.75%*
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as traditional 401(k) plans or individual retirement accounts.
* Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Marco Aiolfi, PhD	Managing Director, Head of Multi-Asset team and Portfolio Manager	March 2024
		John Hall, CFA	Principal and Portfolio Manager	January 2024
		Devang Gambhirwala	Managing Director and Portfolio Manager	January 2024
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).

PGIM Rock ETF Trust

TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a traditional 401(k) plan or a traditional individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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SUMMARY: PGIM S&P 500 BUFFER 12 ETF – MARCH
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the State Street® SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period March 1, 2026 through February 28, 2027 is 14.49% (before fees and expenses).
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses (which are not reflected in the table and example below), including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.50%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.50%
Example.  The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years	5 Years	10 Years
	$51	$160	$280	$628
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500® Index. The Fund is an actively managed exchange-traded fund (“ETF”).
The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

PGIM Rock ETF Trust

The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus.
The Fund seeks to produce a targeted range of potential returns (a “target outcome”) based upon the share price performance (the “price return”) of the Underlying ETF. The returns sought by the Fund, which include limited downside protection (a “limited buffer”) against the first 12% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of 14.49% (before fees and expenses), are based on the price return of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is 13.99% and the limited buffer is 11.5%. The cap and limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options which the Fund invests in are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
■
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is 14.49% (before fees and expenses).
■
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 12% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
■
If the Underlying ETF depreciates by more than 12% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 13% before fees and expenses).
The current Target Outcome Period began on March 1, 2026 and will end on February 28, 2027. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period (in each case, assuming such day is a business day). On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The limited buffer will remain the same for each Target Outcome Period. The cap and limited buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are
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very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and limited buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s net asset value (“NAV”) and the Underlying ETF’s price return. As the Underlying ETF’s price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and limited buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and limited buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s limited buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Limited Buffer and Cap” below for additional information.
The graph below shows hypothetical examples of returns the Fund would experience (before fees and expenses) based on example returns of the Underlying ETF. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund.
◼ Reference Asset	◼ PGIM S&P 500 Buffer 12 ETF – March

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
FLEX Options
The Fund invests in FLEX Options, which are a type of derivative. For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly,

PGIM Rock ETF Trust

variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the limited buffer by using the four kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence. The target outcome may only be realized by investors who continuously hold Fund shares from the commencement of the Target Outcome Period until its conclusion. Investors who purchase Fund shares after the Target Outcome Period has begun or sell Fund shares prior to the Target Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide.
Limited Buffer and Cap
The Fund seeks to provide a limited buffer to absorb the first 12% loss (before fees and expenses) of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 12%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 13% before fees and expenses). The limited buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the limited buffer is 11.5%. The limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a limited buffer on the first 12% loss (before fees and expenses) of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 12% or more (before fees and expenses) from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s limited buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 12% (before fees and expenses) from the Initial Fund Value, that investor’s limited buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain could be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. There is no guarantee that the Fund will recover such value or experience such gains. The cap and limited buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the limited buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer). While the Fund seeks to limit losses to the extent of the limited buffer (before fees and expenses) for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the limited buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the limited buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.
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The returns of the Fund are subject to a cap for the Target Outcome Period of 14.49% (before fees and expenses) and 13.99% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the limited buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility or during market disruption events, the Fund’s ability to offset investor losses through the use of the FLEX Options to achieve the stated limited buffer, or provide a return up to the stated upside cap may be impaired, resulting in an upside limit significantly below the cap and downside protection significantly lower than the limited buffer, because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: MRCP, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and limited buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
Principal Risks.  All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return, if any, you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.

PGIM Rock ETF Trust

An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide limited downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the limited buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a predetermined upside cap. The cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the price performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
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Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.

PGIM Rock ETF Trust

FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion
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of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Leverage Risk. FLEX Options and other derivatives may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe, and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

PGIM Rock ETF Trust

Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.
New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the limited buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF due to the annual imposition of a new cap and may be unable to recapture losses from a prior Target Outcome Period as a result of the Fund resetting its cap each Target Outcome Period.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to RICs. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay
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substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses. The Fund's value may not directly correlate to the value of the Underlying ETF due to the Fund's fees and transaction expenses related to the FLEX Options and that the FLEX Options are only exercisable on the expiration date. The fluctuating value of the FLEX Options will affect the Fund's value. Because the Fund does not hold shares of the Underlying ETF directly, the Fund will not receive or benefit from any dividend payments made by the Underlying ETF.
Performance
The following bar chart shows the performance of the Fund’s shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund’s average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

PGIM Rock ETF Trust

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.

Annual Total Returns

16%
14%
12%
10%
8%
6%
4%
2%
0%
13.84
2025

Best Quarter:		Worst Quarter:
6.79%	2nd Quarter 2025	-0.71%	1st Quarter 2025

Average Annual Total Returns % (as of 12-31-25)

	One Year	Since Inception	Inception Date
Return Before Taxes	13.84%	14.34%	2-29-2024
Return After Taxes on Distributions	13.84%	14.34%	2-29-2024
Return After Taxes on Distributions and Sale of Fund Shares	8.19%	11.07%	2-29-2024
Index % (reflects no deduction for fees, expenses or taxes) (as of 12-31-25)
S&P 500 Price Return Index	16.39%	17.46%*
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as traditional 401(k) plans or individual retirement accounts.
* Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Marco Aiolfi, PhD	Managing Director, Head of Multi-Asset team and Portfolio Manager	March 2024
		John Hall, CFA	Principal and Portfolio Manager	February 2024
		Devang Gambhirwala	Managing Director and Portfolio Manager	February 2024
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).
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TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a traditional 401(k) plan or a traditional individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PGIM Rock ETF Trust

SUMMARY: PGIM S&P 500 BUFFER 12 ETF – APRIL
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the State Street® SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period April 1, 2026 through March 31, 2027 is 16.58% (before fees and expenses).
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses (which are not reflected in the table and example below), including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.50%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.50%
Example.  The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years	5 Years	10 Years
	$51	$160	$280	$628
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500® Index. The Fund is an actively managed exchange-traded fund (“ETF”).
The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.
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The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus.
The Fund seeks to produce a targeted range of potential returns (a “target outcome”) based upon the share price performance (the “price return”) of the Underlying ETF. The returns sought by the Fund, which include limited downside protection (a “limited buffer”) against the first 12% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of 16.58% (before fees and expenses), are based on the price return of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is 16.08% and the limited buffer is 11.5%. The cap and limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options which the Fund invests in are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
■
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is 16.58% (before fees and expenses).
■
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 12% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
■
If the Underlying ETF depreciates by more than 12% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 13% before fees and expenses).
The current Target Outcome Period began on April 1, 2026 and will end on March 31, 2027. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period (in each case, assuming such day is a business day). On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The limited buffer will remain the same for each Target Outcome Period. The cap and limited buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are

PGIM Rock ETF Trust

very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and limited buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s net asset value (“NAV”) and the Underlying ETF’s price return. As the Underlying ETF’s price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and limited buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and limited buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s limited buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Limited Buffer and Cap” below for additional information.
The graph below shows hypothetical examples of returns the Fund would experience (before fees and expenses) based on example returns of the Underlying ETF. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund.
◼ Reference Asset	◼ PGIM S&P 500 Buffer 12 ETF – April

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
FLEX Options
The Fund invests in FLEX Options, which are a type of derivative. For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly,
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variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the limited buffer by using the four kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence. The target outcome may only be realized by investors who continuously hold Fund shares from the commencement of the Target Outcome Period until its conclusion. Investors who purchase Fund shares after the Target Outcome Period has begun or sell Fund shares prior to the Target Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide.
Limited Buffer and Cap
The Fund seeks to provide a limited buffer to absorb the first 12% loss (before fees and expenses) of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 12%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 13% before fees and expenses). The limited buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the limited buffer is 11.5%. The limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a limited buffer on the first 12% loss (before fees and expenses) of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 12% or more (before fees and expenses) from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s limited buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 12% (before fees and expenses) from the Initial Fund Value, that investor’s limited buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain could be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. There is no guarantee that the Fund will recover such value or experience such gains. The cap and limited buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the limited buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer). While the Fund seeks to limit losses to the extent of the limited buffer (before fees and expenses) for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the limited buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the limited buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.

PGIM Rock ETF Trust

The returns of the Fund are subject to a cap for the Target Outcome Period of 16.58% (before fees and expenses) and 16.08% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the limited buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility or during market disruption events, the Fund’s ability to offset investor losses through the use of the FLEX Options to achieve the stated limited buffer, or provide a return up to the stated upside cap may be impaired, resulting in an upside limit significantly below the cap and downside protection significantly lower than the limited buffer, because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: APRP, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and limited buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
Principal Risks.  All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return, if any, you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
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An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide limited downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the limited buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a predetermined upside cap. The cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the price performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

PGIM Rock ETF Trust

Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.
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FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion

PGIM Rock ETF Trust

of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Leverage Risk. FLEX Options and other derivatives may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe, and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
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Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.
New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the limited buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF due to the annual imposition of a new cap and may be unable to recapture losses from a prior Target Outcome Period as a result of the Fund resetting its cap each Target Outcome Period.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to RICs. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay

PGIM Rock ETF Trust

substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses. The Fund's value may not directly correlate to the value of the Underlying ETF due to the Fund's fees and transaction expenses related to the FLEX Options and that the FLEX Options are only exercisable on the expiration date. The fluctuating value of the FLEX Options will affect the Fund's value. Because the Fund does not hold shares of the Underlying ETF directly, the Fund will not receive or benefit from any dividend payments made by the Underlying ETF.
Performance
The following bar chart shows the performance of the Fund’s shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund’s average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
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Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.

Annual Total Returns

8%
7%
6%
5%
4%
3%
2%
1%
0%
7.44
2025

Best Quarter:		Worst Quarter:
5.49%	2nd Quarter 2025	-3.63%	1st Quarter 2025

Average Annual Total Returns % (as of 12-31-25)

	One Year	Since Inception	Inception Date
Return Before Taxes	7.44%	10.23%	3-28-2024
Return After Taxes on Distributions	7.44%	10.23%	3-28-2024
Return After Taxes on Distributions and Sale of Fund Shares	4.41%	7.86%	3-28-2024
Index % (reflects no deduction for fees, expenses or taxes) (as of 12-31-25)
S&P 500 Price Return Index	16.39%	16.32%*
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as traditional 401(k) plans or individual retirement accounts.
* Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Marco Aiolfi, PhD	Managing Director, Head of Multi-Asset team and Portfolio Manager	March 2024
		John Hall, CFA	Principal and Portfolio Manager	March 2024
		Devang Gambhirwala	Managing Director and Portfolio Manager	March 2024
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).

PGIM Rock ETF Trust

TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a traditional 401(k) plan or a traditional individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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SUMMARY: PGIM S&P 500 BUFFER 12 ETF – MAY
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the State Street® SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period May 1, 2026 through April 30, 2027 is 14.86% (before fees and expenses).
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses (which are not reflected in the table and example below), including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.50%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.50%
Example.  The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years	5 Years	10 Years
	$51	$160	$280	$628
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500® Index. The Fund is an actively managed exchange-traded fund (“ETF”).
The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

PGIM Rock ETF Trust

The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus.
The Fund seeks to produce a targeted range of potential returns (a “target outcome”) based upon the share price performance (the “price return”) of the Underlying ETF. The returns sought by the Fund, which include limited downside protection (a “limited buffer”) against the first 12% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of 14.86% (before fees and expenses), are based on the price return of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is 14.36% and the limited buffer is 11.5%. The cap and limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options which the Fund invests in are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
■
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is 14.86% (before fees and expenses).
■
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 12% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
■
If the Underlying ETF depreciates by more than 12% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 13% before fees and expenses).
The current Target Outcome Period began on May 1, 2026 and will end on April 30, 2027. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period (in each case, assuming such day is a business day). On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The limited buffer will remain the same for each Target Outcome Period. The cap and limited buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are
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very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and limited buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s net asset value (“NAV”) and the Underlying ETF’s price return. As the Underlying ETF’s price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and limited buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and limited buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s limited buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Limited Buffer and Cap” below for additional information.
The graph below shows hypothetical examples of returns the Fund would experience (before fees and expenses) based on example returns of the Underlying ETF. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund.
◼ Reference Asset	◼ PGIM S&P 500 Buffer 12 ETF – May

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
FLEX Options
The Fund invests in FLEX Options, which are a type of derivative. For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly,

PGIM Rock ETF Trust

variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the limited buffer by using the four kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence. The target outcome may only be realized by investors who continuously hold Fund shares from the commencement of the Target Outcome Period until its conclusion. Investors who purchase Fund shares after the Target Outcome Period has begun or sell Fund shares prior to the Target Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide.
Limited Buffer and Cap
The Fund seeks to provide a limited buffer to absorb the first 12% loss (before fees and expenses) of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 12%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 13% before fees and expenses). The limited buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the limited buffer is 11.5%. The limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a limited buffer on the first 12% loss (before fees and expenses) of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 12% or more (before fees and expenses) from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s limited buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 12% (before fees and expenses) from the Initial Fund Value, that investor’s limited buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain could be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. There is no guarantee that the Fund will recover such value or experience such gains. The cap and limited buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the limited buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer). While the Fund seeks to limit losses to the extent of the limited buffer (before fees and expenses) for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the limited buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the limited buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.
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The returns of the Fund are subject to a cap for the Target Outcome Period of 14.86% (before fees and expenses) and 14.36% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the limited buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility or during market disruption events, the Fund’s ability to offset investor losses through the use of the FLEX Options to achieve the stated limited buffer, or provide a return up to the stated upside cap may be impaired, resulting in an upside limit significantly below the cap and downside protection significantly lower than the limited buffer, because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: MAYP, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and limited buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
Principal Risks.  All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return, if any, you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.

PGIM Rock ETF Trust

An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide limited downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the limited buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a predetermined upside cap. The cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the price performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
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Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.

PGIM Rock ETF Trust

FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion
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of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Leverage Risk. FLEX Options and other derivatives may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe, and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

PGIM Rock ETF Trust

Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.
New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the limited buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF due to the annual imposition of a new cap and may be unable to recapture losses from a prior Target Outcome Period as a result of the Fund resetting its cap each Target Outcome Period.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to RICs. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay
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substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses. The Fund's value may not directly correlate to the value of the Underlying ETF due to the Fund's fees and transaction expenses related to the FLEX Options and that the FLEX Options are only exercisable on the expiration date. The fluctuating value of the FLEX Options will affect the Fund's value. Because the Fund does not hold shares of the Underlying ETF directly, the Fund will not receive or benefit from any dividend payments made by the Underlying ETF.
Performance
The following bar chart shows the performance of the Fund’s shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund’s average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

PGIM Rock ETF Trust

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.

Annual Total Returns

12%
10%
8%
6%
4%
2%
0%
10.67
2025

Best Quarter:		Worst Quarter:
5.81%	2nd Quarter 2025	-0.96%	1st Quarter 2025

Average Annual Total Returns % (as of 12-31-25)

	One Year	Since Inception	Inception Date
Return Before Taxes	10.67%	13.47%	4-30-2024
Return After Taxes on Distributions	10.67%	13.47%	4-30-2024
Return After Taxes on Distributions and Sale of Fund Shares	6.32%	10.37%	4-30-2024
Index % (reflects no deduction for fees, expenses or taxes) (as of 12-31-25)
S&P 500 Price Return Index	16.39%	20.23%*
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as traditional 401(k) plans or individual retirement accounts.
* Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Marco Aiolfi, PhD	Managing Director, Head of Multi-Asset team and Portfolio Manager	April 2024
		John Hall, CFA	Principal and Portfolio Manager	April 2024
		Devang Gambhirwala	Managing Director and Portfolio Manager	April 2024
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).
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TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a traditional 401(k) plan or a traditional individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PGIM Rock ETF Trust

SUMMARY: PGIM S&P 500 BUFFER 12 ETF – JUNE
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the State Street® SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period June 1, 2026 through May 31, 2027 is 15.90% (before fees and expenses).
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses (which are not reflected in the table and example below), including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.50%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.50%
Example.  The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years	5 Years	10 Years
	$51	$160	$280	$628
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500® Index. The Fund is an actively managed exchange-traded fund (“ETF”).
The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.
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The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus.
The Fund seeks to produce a targeted range of potential returns (a “target outcome”) based upon the share price performance (the “price return”) of the Underlying ETF. The returns sought by the Fund, which include limited downside protection (a “limited buffer”) against the first 12% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of 15.90% (before fees and expenses), are based on the price return of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is 15.40% and the limited buffer is 11.5%. The cap and limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options which the Fund invests in are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
■
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is 15.90% (before fees and expenses).
■
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 12% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
■
If the Underlying ETF depreciates by more than 12% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 13% before fees and expenses).
The current Target Outcome Period began on June 1, 2026 and will end on May 31, 2027. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period (in each case, assuming such day is a business day). On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The limited buffer will remain the same for each Target Outcome Period. The cap and limited buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are

PGIM Rock ETF Trust

very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and limited buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s net asset value (“NAV”) and the Underlying ETF’s price return. As the Underlying ETF’s price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and limited buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and limited buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s limited buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Limited Buffer and Cap” below for additional information.
The graph below shows hypothetical examples of returns the Fund would experience (before fees and expenses) based on example returns of the Underlying ETF. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund.
◼ Reference Asset	◼ PGIM S&P 500 Buffer 12 ETF – June

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
FLEX Options
The Fund invests in FLEX Options, which are a type of derivative. For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly,
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variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the limited buffer by using the four kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence. The target outcome may only be realized by investors who continuously hold Fund shares from the commencement of the Target Outcome Period until its conclusion. Investors who purchase Fund shares after the Target Outcome Period has begun or sell Fund shares prior to the Target Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide.
Limited Buffer and Cap
The Fund seeks to provide a limited buffer to absorb the first 12% loss (before fees and expenses) of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 12%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 13% before fees and expenses). The limited buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the limited buffer is 11.5%. The limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a limited buffer on the first 12% loss (before fees and expenses) of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 12% or more (before fees and expenses) from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s limited buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 12% (before fees and expenses) from the Initial Fund Value, that investor’s limited buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain could be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. There is no guarantee that the Fund will recover such value or experience such gains. The cap and limited buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the limited buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer). While the Fund seeks to limit losses to the extent of the limited buffer (before fees and expenses) for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the limited buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the limited buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.

PGIM Rock ETF Trust

The returns of the Fund are subject to a cap for the Target Outcome Period of 15.90% (before fees and expenses) and 15.40% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the limited buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility or during market disruption events, the Fund’s ability to offset investor losses through the use of the FLEX Options to achieve the stated limited buffer, or provide a return up to the stated upside cap may be impaired, resulting in an upside limit significantly below the cap and downside protection significantly lower than the limited buffer, because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: JUNP, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and limited buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
Principal Risks.  All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return, if any, you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
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An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide limited downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the limited buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a predetermined upside cap. The cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the price performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

PGIM Rock ETF Trust

Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.
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FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion

PGIM Rock ETF Trust

of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Leverage Risk. FLEX Options and other derivatives may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe, and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
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Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.
New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the limited buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF due to the annual imposition of a new cap and may be unable to recapture losses from a prior Target Outcome Period as a result of the Fund resetting its cap each Target Outcome Period.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to RICs. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay

PGIM Rock ETF Trust

substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses. The Fund's value may not directly correlate to the value of the Underlying ETF due to the Fund's fees and transaction expenses related to the FLEX Options and that the FLEX Options are only exercisable on the expiration date. The fluctuating value of the FLEX Options will affect the Fund's value. Because the Fund does not hold shares of the Underlying ETF directly, the Fund will not receive or benefit from any dividend payments made by the Underlying ETF.
Performance
The following bar chart shows the performance of the Fund’s shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund’s average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
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Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.

Annual Total Returns

14%
12%
10%
8%
6%
4%
2%
0%
12.47
2025

Best Quarter:		Worst Quarter:
7.80%	2nd Quarter 2025	-1.97%	1st Quarter 2025

Average Annual Total Returns % (as of 12-31-25)

	One Year	Since Inception	Inception Date
Return Before Taxes	12.47%	13.41%	5-31-2024
Return After Taxes on Distributions	12.47%	13.41%	5-31-2024
Return After Taxes on Distributions and Sale of Fund Shares	7.38%	10.31%	5-31-2024
Index % (reflects no deduction for fees, expenses or taxes) (as of 12-31-25)
S&P 500 Price Return Index	16.39%	17.86%*
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as traditional 401(k) plans or individual retirement accounts.
* Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Marco Aiolfi, PhD	Managing Director, Head of Multi-Asset team and Portfolio Manager	May 2024
		John Hall, CFA	Principal and Portfolio Manager	May 2024
		Devang Gambhirwala	Managing Director and Portfolio Manager	May 2024
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).

PGIM Rock ETF Trust

TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a traditional 401(k) plan or a traditional individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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SUMMARY: PGIM S&P 500 BUFFER 12 ETF – JULY
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the State Street® SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period July 1, 2026 through June 30, 2027 is 16.17% (before fees and expenses).
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses (which are not reflected in the table and example below), including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.50%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.50%
Example.  The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years	5 Years	10 Years
	$51	$160	$280	$628
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500® Index. The Fund is an actively managed exchange-traded fund (“ETF”).
The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

PGIM Rock ETF Trust

The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus.
The Fund seeks to produce a targeted range of potential returns (a “target outcome”) based upon the share price performance (the “price return”) of the Underlying ETF. The returns sought by the Fund, which include limited downside protection (a “limited buffer”) against the first 12% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of 16.17% (before fees and expenses), are based on the price return of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is 15.67% and the limited buffer is 11.5%. The cap and limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options which the Fund invests in are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
■
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is 16.17% (before fees and expenses).
■
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 12% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
■
If the Underlying ETF depreciates by more than 12% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 13% before fees and expenses).
The current Target Outcome Period began on July 1, 2026 and will end on June 30, 2027. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period (in each case, assuming such day is a business day). On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The limited buffer will remain the same for each Target Outcome Period. The cap and limited buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are
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very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and limited buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s net asset value (“NAV”) and the Underlying ETF’s price return. As the Underlying ETF’s price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and limited buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and limited buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s limited buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Limited Buffer and Cap” below for additional information.
The graph below shows hypothetical examples of returns the Fund would experience (before fees and expenses) based on example returns of the Underlying ETF. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund.
◼ Reference Asset	◼ PGIM S&P 500 Buffer 12 ETF – July

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
FLEX Options
The Fund invests in FLEX Options, which are a type of derivative. For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly,

PGIM Rock ETF Trust

variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the limited buffer by using the four kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence. The target outcome may only be realized by investors who continuously hold Fund shares from the commencement of the Target Outcome Period until its conclusion. Investors who purchase Fund shares after the Target Outcome Period has begun or sell Fund shares prior to the Target Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide.
Limited Buffer and Cap
The Fund seeks to provide a limited buffer to absorb the first 12% loss (before fees and expenses) of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 12%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 13% before fees and expenses). The limited buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the limited buffer is 11.5%. The limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a limited buffer on the first 12% loss (before fees and expenses) of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 12% or more (before fees and expenses) from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s limited buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 12% (before fees and expenses) from the Initial Fund Value, that investor’s limited buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain could be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. There is no guarantee that the Fund will recover such value or experience such gains. The cap and limited buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the limited buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer). While the Fund seeks to limit losses to the extent of the limited buffer (before fees and expenses) for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the limited buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the limited buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.
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The returns of the Fund are subject to a cap for the Target Outcome Period of 16.17% (before fees and expenses) and 15.67% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the limited buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility or during market disruption events, the Fund’s ability to offset investor losses through the use of the FLEX Options to achieve the stated limited buffer, or provide a return up to the stated upside cap may be impaired, resulting in an upside limit significantly below the cap and downside protection significantly lower than the limited buffer, because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: JULP, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and limited buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
Principal Risks.  All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return, if any, you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.

PGIM Rock ETF Trust

An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide limited downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the limited buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a predetermined upside cap. The cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the price performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
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Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.

PGIM Rock ETF Trust

FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion
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of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Leverage Risk. FLEX Options and other derivatives may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe, and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

PGIM Rock ETF Trust

Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.
New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the limited buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF due to the annual imposition of a new cap and may be unable to recapture losses from a prior Target Outcome Period as a result of the Fund resetting its cap each Target Outcome Period.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to RICs. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay
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substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses. The Fund's value may not directly correlate to the value of the Underlying ETF due to the Fund's fees and transaction expenses related to the FLEX Options and that the FLEX Options are only exercisable on the expiration date. The fluctuating value of the FLEX Options will affect the Fund's value. Because the Fund does not hold shares of the Underlying ETF directly, the Fund will not receive or benefit from any dividend payments made by the Underlying ETF.
Performance
The following bar chart shows the performance of the Fund’s shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund’s average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

PGIM Rock ETF Trust

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.

Annual Total Returns

13.47
14%
12%
10%
8%
6%
4%
2%
0%
2025

Best Quarter:		Worst Quarter:
8.98%	2nd Quarter 2025	-2.74%	1st Quarter 2025

Average Annual Total Returns % (as of 12-31-25)

	One Year	Since Inception	Inception Date
Return Before Taxes	13.47%	13.47%	5-7-2024
Return After Taxes on Distributions	13.47%	13.47%	5-7-2024
Return After Taxes on Distributions and Sale of Fund Shares	7.97%	10.36%	5-7-2024
Index % (reflects no deduction for fees, expenses or taxes) (as of 12-31-25)
S&P 500 Price Return Index	16.39%	20.23%*
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as traditional 401(k) plans or individual retirement accounts.
* Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Marco Aiolfi, PhD	Managing Director, Head of Multi-Asset team and Portfolio Manager	May 2024
		John Hall, CFA	Principal and Portfolio Manager	May 2024
		Devang Gambhirwala	Managing Director and Portfolio Manager	May 2024
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).
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TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a traditional 401(k) plan or a traditional individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PGIM Rock ETF Trust

SUMMARY: PGIM S&P 500 BUFFER 12 ETF – AUGUST
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the State Street® SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period August 1, 2026 through July 31, 2027 is 15.71% (before fees and expenses).
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses (which are not reflected in the table and example below), including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.50%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.50%
Example.  The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years	5 Years	10 Years
	$51	$160	$280	$628
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500® Index. The Fund is an actively managed exchange-traded fund (“ETF”).
The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.
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The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus.
The Fund seeks to produce a targeted range of potential returns (a “target outcome”) based upon the share price performance (the “price return”) of the Underlying ETF. The returns sought by the Fund, which include limited downside protection (a “limited buffer”) against the first 12% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of 15.71% (before fees and expenses), are based on the price return of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is 15.21% and the limited buffer is 11.5%. The cap and limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options which the Fund invests in are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
■
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is 15.71% (before fees and expenses).
■
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 12% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
■
If the Underlying ETF depreciates by more than 12% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 13% before fees and expenses).
The current Target Outcome Period began on August 1, 2026 and will end on July 31, 2027. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period (in each case, assuming such day is a business day). On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The limited buffer will remain the same for each Target Outcome Period. The cap and limited buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are

PGIM Rock ETF Trust

very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and limited buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s net asset value (“NAV”) and the Underlying ETF’s price return. As the Underlying ETF’s price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and limited buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and limited buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s limited buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Limited Buffer and Cap” below for additional information.
The graph below shows hypothetical examples of returns the Fund would experience (before fees and expenses) based on example returns of the Underlying ETF. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund.
◼ Reference Asset	◼ PGIM S&P 500 Buffer 12 ETF – August

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
FLEX Options
The Fund invests in FLEX Options, which are a type of derivative. For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly,
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variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the limited buffer by using the four kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence. The target outcome may only be realized by investors who continuously hold Fund shares from the commencement of the Target Outcome Period until its conclusion. Investors who purchase Fund shares after the Target Outcome Period has begun or sell Fund shares prior to the Target Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide.
Limited Buffer and Cap
The Fund seeks to provide a limited buffer to absorb the first 12% loss (before fees and expenses) of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 12%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 13% before fees and expenses). The limited buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the limited buffer is 11.5%. The limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a limited buffer on the first 12% loss (before fees and expenses) of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 12% or more (before fees and expenses) from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s limited buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 12% (before fees and expenses) from the Initial Fund Value, that investor’s limited buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain could be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. There is no guarantee that the Fund will recover such value or experience such gains. The cap and limited buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the limited buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer). While the Fund seeks to limit losses to the extent of the limited buffer (before fees and expenses) for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the limited buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the limited buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.

PGIM Rock ETF Trust

The returns of the Fund are subject to a cap for the Target Outcome Period of 15.71% (before fees and expenses) and 15.21% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the limited buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility or during market disruption events, the Fund’s ability to offset investor losses through the use of the FLEX Options to achieve the stated limited buffer, or provide a return up to the stated upside cap may be impaired, resulting in an upside limit significantly below the cap and downside protection significantly lower than the limited buffer, because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: AUGP, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and limited buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
Principal Risks.  All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return, if any, you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
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An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide limited downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the limited buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a predetermined upside cap. The cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the price performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

PGIM Rock ETF Trust

Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.
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FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion

PGIM Rock ETF Trust

of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Leverage Risk. FLEX Options and other derivatives may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe, and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
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Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.
New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the limited buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF due to the annual imposition of a new cap and may be unable to recapture losses from a prior Target Outcome Period as a result of the Fund resetting its cap each Target Outcome Period.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to RICs. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay

PGIM Rock ETF Trust

substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses. The Fund's value may not directly correlate to the value of the Underlying ETF due to the Fund's fees and transaction expenses related to the FLEX Options and that the FLEX Options are only exercisable on the expiration date. The fluctuating value of the FLEX Options will affect the Fund's value. Because the Fund does not hold shares of the Underlying ETF directly, the Fund will not receive or benefit from any dividend payments made by the Underlying ETF.
Performance
The following bar chart shows the performance of the Fund’s shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund’s average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
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Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.

Annual Total Returns

16%
14%
12%
10%
8%
6%
4%
2%
0%
14.59
2025

Best Quarter:		Worst Quarter:
8.03%	2nd Quarter 2025	-2.43%	1st Quarter 2025

Average Annual Total Returns % (as of 12-31-25)

	One Year	Since Inception	Inception Date
Return Before Taxes	14.59%	14.15%	5-9-2024
Return After Taxes on Distributions	14.59%	14.15%	5-9-2024
Return After Taxes on Distributions and Sale of Fund Shares	8.64%	10.89%	5-9-2024
Index % (reflects no deduction for fees, expenses or taxes) (as of 12-31-25)
S&P 500 Price Return Index	16.39%	20.23%*
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as traditional 401(k) plans or individual retirement accounts.
* Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Marco Aiolfi, PhD	Managing Director, Head of Multi-Asset team and Portfolio Manager	May 2024
		John Hall, CFA	Principal and Portfolio Manager	May 2024
		Devang Gambhirwala	Managing Director and Portfolio Manager	May 2024
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).

PGIM Rock ETF Trust

TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a traditional 401(k) plan or a traditional individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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SUMMARY: PGIM S&P 500 BUFFER 12 ETF – SEPTEMBER
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the State Street® SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period September 1, 2026 through August 31, 2027 is 15.86% (before fees and expenses).
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses (which are not reflected in the table and example below), including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.50%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.50%
Example.  The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years	5 Years	10 Years
	$51	$160	$280	$628
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500® Index. The Fund is an actively managed exchange-traded fund (“ETF”).
The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

PGIM Rock ETF Trust

The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus.
The Fund seeks to produce a targeted range of potential returns (a “target outcome”) based upon the share price performance (the “price return”) of the Underlying ETF. The returns sought by the Fund, which include limited downside protection (a “limited buffer”) against the first 12% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of 15.86% (before fees and expenses), are based on the price return of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is 15.36% and the limited buffer is 11.5%. The cap and limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options which the Fund invests in are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
■
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is 15.86% (before fees and expenses).
■
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 12% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
■
If the Underlying ETF depreciates by more than 12% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 13% before fees and expenses).
The current Target Outcome Period began on September 1, 2026 and will end on August 31, 2027. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period (in each case, assuming such day is a business day). On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The limited buffer will remain the same for each Target Outcome Period. The cap and limited buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are
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very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and limited buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s net asset value (“NAV”) and the Underlying ETF’s price return. As the Underlying ETF’s price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and limited buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and limited buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s limited buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Limited Buffer and Cap” below for additional information.
The graph below shows hypothetical examples of returns the Fund would experience (before fees and expenses) based on example returns of the Underlying ETF. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund.
◼ Reference Asset	◼ PGIM S&P 500 Buffer 12 ETF – September

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
FLEX Options
The Fund invests in FLEX Options, which are a type of derivative. For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly,

PGIM Rock ETF Trust

variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the limited buffer by using the four kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence. The target outcome may only be realized by investors who continuously hold Fund shares from the commencement of the Target Outcome Period until its conclusion. Investors who purchase Fund shares after the Target Outcome Period has begun or sell Fund shares prior to the Target Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide.
Limited Buffer and Cap
The Fund seeks to provide a limited buffer to absorb the first 12% loss (before fees and expenses) of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 12%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 13% before fees and expenses). The limited buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the limited buffer is 11.5%. The limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a limited buffer on the first 12% loss (before fees and expenses) of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 12% or more (before fees and expenses) from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s limited buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 12% (before fees and expenses) from the Initial Fund Value, that investor’s limited buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain could be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. There is no guarantee that the Fund will recover such value or experience such gains. The cap and limited buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the limited buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer). While the Fund seeks to limit losses to the extent of the limited buffer (before fees and expenses) for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the limited buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the limited buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.
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The returns of the Fund are subject to a cap for the Target Outcome Period of 15.86% (before fees and expenses) and 15.36% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the limited buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility or during market disruption events, the Fund’s ability to offset investor losses through the use of the FLEX Options to achieve the stated limited buffer, or provide a return up to the stated upside cap may be impaired, resulting in an upside limit significantly below the cap and downside protection significantly lower than the limited buffer, because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: SEPP, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and limited buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
Principal Risks.  All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return, if any, you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.

PGIM Rock ETF Trust

An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide limited downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the limited buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a predetermined upside cap. The cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the price performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
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Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.

PGIM Rock ETF Trust

FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion
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of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Leverage Risk. FLEX Options and other derivatives may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe, and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

PGIM Rock ETF Trust

Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.
New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the limited buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF due to the annual imposition of a new cap and may be unable to recapture losses from a prior Target Outcome Period as a result of the Fund resetting its cap each Target Outcome Period.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to RICs. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay
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substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses. The Fund's value may not directly correlate to the value of the Underlying ETF due to the Fund's fees and transaction expenses related to the FLEX Options and that the FLEX Options are only exercisable on the expiration date. The fluctuating value of the FLEX Options will affect the Fund's value. Because the Fund does not hold shares of the Underlying ETF directly, the Fund will not receive or benefit from any dividend payments made by the Underlying ETF.
Performance
The following bar chart shows the performance of the Fund’s shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund’s average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

PGIM Rock ETF Trust

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.

Annual Total Returns

16%
14%
12%
10%
8%
6%
4%
2%
0%
13.76
2025

Best Quarter:		Worst Quarter:
7.40%	2nd Quarter 2025	-2.24%	1st Quarter 2025

Average Annual Total Returns % (as of 12-31-25)

	One Year	Since Inception	Inception Date
Return Before Taxes	13.76%	13.14%	5-14-2024
Return After Taxes on Distributions	13.76%	13.14%	5-14-2024
Return After Taxes on Distributions and Sale of Fund Shares	8.15%	10.10%	5-14-2024
Index % (reflects no deduction for fees, expenses or taxes) (as of 12-31-25)
S&P 500 Price Return Index	16.39%	20.23%*
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as traditional 401(k) plans or individual retirement accounts.
* Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Marco Aiolfi, PhD	Managing Director, Head of Multi-Asset team and Portfolio Manager	May 2024
		John Hall, CFA	Principal and Portfolio Manager	May 2024
		Devang Gambhirwala	Managing Director and Portfolio Manager	May 2024
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).
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TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a traditional 401(k) plan or a traditional individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PGIM Rock ETF Trust

SUMMARY: PGIM S&P 500 BUFFER 12 ETF – OCTOBER
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the State Street® SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period October 1, 2026 through September 30, 2027 is 16.31% (before fees and expenses).
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses (which are not reflected in the table and example below), including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.50%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.50%
Example.  The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years	5 Years	10 Years
	$51	$160	$280	$628
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500® Index. The Fund is an actively managed exchange-traded fund (“ETF”).
The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.
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The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus.
The Fund seeks to produce a targeted range of potential returns (a “target outcome”) based upon the share price performance (the “price return”) of the Underlying ETF. The returns sought by the Fund, which include limited downside protection (a “limited buffer”) against the first 12% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of 16.31% (before fees and expenses), are based on the price return of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is 15.81% and the limited buffer is 11.5%. The cap and limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options which the Fund invests in are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
■
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is 16.31% (before fees and expenses).
■
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 12% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
■
If the Underlying ETF depreciates by more than 12% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 13% before fees and expenses).
The current Target Outcome Period began on October 1, 2026 and will end on September 30, 2027. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period (in each case, assuming such day is a business day). On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The limited buffer will remain the same for each Target Outcome Period. The cap and limited buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience

PGIM Rock ETF Trust

results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and limited buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s net asset value (“NAV”) and the Underlying ETF’s price return. As the Underlying ETF’s price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and limited buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and limited buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s limited buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Limited Buffer and Cap” below for additional information.
The graph below shows hypothetical examples of returns the Fund would experience (before fees and expenses) based on example returns of the Underlying ETF. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund.
◼ Reference Asset	◼ PGIM S&P 500 Buffer 12 ETF – October

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
FLEX Options
The Fund invests in FLEX Options, which are a type of derivative. For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly,
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variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the limited buffer by using the four kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence. The target outcome may only be realized by investors who continuously hold Fund shares from the commencement of the Target Outcome Period until its conclusion. Investors who purchase Fund shares after the Target Outcome Period has begun or sell Fund shares prior to the Target Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide.
Limited Buffer and Cap
The Fund seeks to provide a limited buffer to absorb the first 12% loss (before fees and expenses) of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 12%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 13% before fees and expenses). The limited buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the limited buffer is 11.5%. The limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a limited buffer on the first 12% loss (before fees and expenses) of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 12% or more (before fees and expenses) from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s limited buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 12% (before fees and expenses) from the Initial Fund Value, that investor’s limited buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain could be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. There is no guarantee that the Fund will recover such value or experience such gains. The cap and limited buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the limited buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer). While the Fund seeks to limit losses to the extent of the limited buffer (before fees and expenses) for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the limited buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the limited buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.

PGIM Rock ETF Trust

The returns of the Fund are subject to a cap for the Target Outcome Period of 16.31% (before fees and expenses) and 15.81% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the limited buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility or during market disruption events, the Fund’s ability to offset investor losses through the use of the FLEX Options to achieve the stated limited buffer, or provide a return up to the stated upside cap may be impaired, resulting in an upside limit significantly below the cap and downside protection significantly lower than the limited buffer, because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: OCTP, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and limited buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
Principal Risks.  All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return, if any, you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
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An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide limited downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the limited buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a predetermined upside cap. The cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the price performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

PGIM Rock ETF Trust

Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.
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FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion

PGIM Rock ETF Trust

of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Leverage Risk. FLEX Options and other derivatives may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe, and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
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Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.
New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the limited buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF due to the annual imposition of a new cap and may be unable to recapture losses from a prior Target Outcome Period as a result of the Fund resetting its cap each Target Outcome Period.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to RICs. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay

PGIM Rock ETF Trust

substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses. The Fund's value may not directly correlate to the value of the Underlying ETF due to the Fund's fees and transaction expenses related to the FLEX Options and that the FLEX Options are only exercisable on the expiration date. The fluctuating value of the FLEX Options will affect the Fund's value. Because the Fund does not hold shares of the Underlying ETF directly, the Fund will not receive or benefit from any dividend payments made by the Underlying ETF.
Performance
The following bar chart shows the performance of the Fund’s shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund’s average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
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Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.

Annual Total Returns

14%
12%
10%
8%
6%
4%
2%
0%
12.77
2025

Best Quarter:		Worst Quarter:
7.28%	2nd Quarter 2025	-2.33%	1st Quarter 2025

Average Annual Total Returns % (as of 12-31-25)

	One Year	Since Inception	Inception Date
Return Before Taxes	12.77%	12.42%	5-16-2024
Return After Taxes on Distributions	12.77%	12.42%	5-16-2024
Return After Taxes on Distributions and Sale of Fund Shares	7.56%	9.55%	5-16-2024
Index % (reflects no deduction for fees, expenses or taxes) (as of 12-31-25)
S&P 500 Price Return Index	16.39%	17.86%*
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as traditional 401(k) plans or individual retirement accounts.
* Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Marco Aiolfi, PhD	Managing Director, Head of Multi-Asset team and Portfolio Manager	May 2024
		John Hall, CFA	Principal and Portfolio Manager	May 2024
		Devang Gambhirwala	Managing Director and Portfolio Manager	May 2024
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).

PGIM Rock ETF Trust

TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a traditional 401(k) plan or a traditional individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Visit our website at www.pgim.com/investments

SUMMARY: PGIM S&P 500 BUFFER 12 ETF – NOVEMBER
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the State Street® SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period November 1, 2026 through October 31, 2027 is 16.40% (before fees and expenses).
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses (which are not reflected in the table and example below), including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.50%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.50%
Example.  The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years	5 Years	10 Years
	$51	$160	$280	$628
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500® Index. The Fund is an actively managed exchange-traded fund (“ETF”).
The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

PGIM Rock ETF Trust

The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus.
The Fund seeks to produce a targeted range of potential returns (a “target outcome”) based upon the share price performance (the “price return”) of the Underlying ETF. The returns sought by the Fund, which include limited downside protection (a “limited buffer”) against the first 12% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of 16.40% (before fees and expenses), are based on the price return of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is 15.90% and the limited buffer is 11.5%. The cap and limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options which the Fund invests in are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
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If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is 16.40% (before fees and expenses).
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If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 12% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
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If the Underlying ETF depreciates by more than 12% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 13% before fees and expenses).
The current Target Outcome Period began on November 1, 2026 and will end on October 31, 2027. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period (in each case, assuming such day is a business day). On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The limited buffer will remain the same for each Target Outcome Period. The cap and limited buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are
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very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and limited buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s net asset value (“NAV”) and the Underlying ETF’s price return. As the Underlying ETF’s price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and limited buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and limited buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s limited buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Limited Buffer and Cap” below for additional information.
The graph below shows hypothetical examples of returns the Fund would experience (before fees and expenses) based on example returns of the Underlying ETF. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund.
◼ Reference Asset	◼ PGIM S&P 500 Buffer 12 ETF – November

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
FLEX Options
The Fund invests in FLEX Options, which are a type of derivative. For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly,

PGIM Rock ETF Trust

variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the limited buffer by using the four kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence. The target outcome may only be realized by investors who continuously hold Fund shares from the commencement of the Target Outcome Period until its conclusion. Investors who purchase Fund shares after the Target Outcome Period has begun or sell Fund shares prior to the Target Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide.
Limited Buffer and Cap
The Fund seeks to provide a limited buffer to absorb the first 12% loss (before fees and expenses) of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 12%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 13% before fees and expenses). The limited buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the limited buffer is 11.5%. The limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a limited buffer on the first 12% loss (before fees and expenses) of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 12% or more (before fees and expenses) from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s limited buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 12% (before fees and expenses) from the Initial Fund Value, that investor’s limited buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain could be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. There is no guarantee that the Fund will recover such value or experience such gains. The cap and limited buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the limited buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer). While the Fund seeks to limit losses to the extent of the limited buffer (before fees and expenses) for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the limited buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the limited buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.
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The returns of the Fund are subject to a cap for the Target Outcome Period of 16.40% (before fees and expenses) and 15.90% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the limited buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility or during market disruption events, the Fund’s ability to offset investor losses through the use of the FLEX Options to achieve the stated limited buffer, or provide a return up to the stated upside cap may be impaired, resulting in an upside limit significantly below the cap and downside protection significantly lower than the limited buffer, because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: NOVP, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and limited buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
Principal Risks.  All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return, if any, you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.

PGIM Rock ETF Trust

An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide limited downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the limited buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a predetermined upside cap. The cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the price performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
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Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.

PGIM Rock ETF Trust

FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion
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of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Leverage Risk. FLEX Options and other derivatives may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe, and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

PGIM Rock ETF Trust

Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.
New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the limited buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF due to the annual imposition of a new cap and may be unable to recapture losses from a prior Target Outcome Period as a result of the Fund resetting its cap each Target Outcome Period.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to RICs. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay
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substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses. The Fund's value may not directly correlate to the value of the Underlying ETF due to the Fund's fees and transaction expenses related to the FLEX Options and that the FLEX Options are only exercisable on the expiration date. The fluctuating value of the FLEX Options will affect the Fund's value. Because the Fund does not hold shares of the Underlying ETF directly, the Fund will not receive or benefit from any dividend payments made by the Underlying ETF.
Performance
The following bar chart shows the performance of the Fund’s shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund’s average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

PGIM Rock ETF Trust

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.

Annual Total Returns

14%
12%
10%
8%
6%
4%
2%
0%
11.74
2025

Best Quarter:		Worst Quarter:
7.06%	2nd Quarter 2025	-2.18%	1st Quarter 2025

Average Annual Total Returns % (as of 12-31-25)

	One Year	Since Inception	Inception Date
Return Before Taxes	11.74%	12.88%	5-21-2024
Return After Taxes on Distributions	11.74%	12.88%	5-21-2024
Return After Taxes on Distributions and Sale of Fund Shares	6.95%	9.90%	5-21-2024
Index % (reflects no deduction for fees, expenses or taxes) (as of 12-31-25)
S&P 500 Price Return Index	16.39%	17.86%*
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as traditional 401(k) plans or individual retirement accounts.
* Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Marco Aiolfi, PhD	Managing Director, Head of Multi-Asset team and Portfolio Manager	May 2024
		John Hall, CFA	Principal and Portfolio Manager	May 2024
		Devang Gambhirwala	Managing Director and Portfolio Manager	May 2024
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).
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TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a traditional 401(k) plan or a traditional individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PGIM Rock ETF Trust

SUMMARY: PGIM S&P 500 BUFFER 12 ETF – DECEMBER
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the State Street® SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period December 1, 2025 through November 30, 2026 is 14.82% (before fees and expenses).
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses (which are not reflected in the table and example below), including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.50%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.50%
Example.  The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years	5 Years	10 Years
	$51	$160	$280	$628
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500® Index. The Fund is an actively managed exchange-traded fund (“ETF”).
The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.
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The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus.
The Fund seeks to produce a targeted range of potential returns (a “target outcome”) based upon the share price performance (the “price return”) of the Underlying ETF. The returns sought by the Fund, which include limited downside protection (a “limited buffer”) against the first 12% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of 14.82% (before fees and expenses), are based on the price return of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is 14.32% and the limited buffer is 11.5%. The cap and limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options which the Fund invests in are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
■
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is 14.82% (before fees and expenses).
■
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 12% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
■
If the Underlying ETF depreciates by more than 12% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 13% before fees and expenses).
The current Target Outcome Period began on December 1, 2025 and will end on November 30, 2026. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period (in each case, assuming such day is a business day). On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The limited buffer will remain the same for each Target Outcome Period. The cap and limited buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience

PGIM Rock ETF Trust

results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and limited buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s net asset value (“NAV”) and the Underlying ETF’s price return. As the Underlying ETF’s price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and limited buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and limited buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s limited buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Limited Buffer and Cap” below for additional information.
The graph below shows hypothetical examples of returns the Fund would experience (before fees and expenses) based on example returns of the Underlying ETF. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund.
◼ Reference Asset	◼ PGIM S&P 500 Buffer 12 ETF – December

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
FLEX Options
The Fund invests in FLEX Options, which are a type of derivative. For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly,
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variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the limited buffer by using the four kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence. The target outcome may only be realized by investors who continuously hold Fund shares from the commencement of the Target Outcome Period until its conclusion. Investors who purchase Fund shares after the Target Outcome Period has begun or sell Fund shares prior to the Target Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide.
Limited Buffer and Cap
The Fund seeks to provide a limited buffer to absorb the first 12% loss (before fees and expenses) of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 12%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 13% before fees and expenses). The limited buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the limited buffer is 11.5%. The limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a limited buffer on the first 12% loss (before fees and expenses) of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 12% or more (before fees and expenses) from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s limited buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 12% (before fees and expenses) from the Initial Fund Value, that investor’s limited buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain could be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. There is no guarantee that the Fund will recover such value or experience such gains. The cap and limited buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the limited buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer). While the Fund seeks to limit losses to the extent of the limited buffer (before fees and expenses) for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the limited buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the limited buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.

PGIM Rock ETF Trust

The returns of the Fund are subject to a cap for the Target Outcome Period of 14.82% (before fees and expenses) and 14.32% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the limited buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility or during market disruption events, the Fund’s ability to offset investor losses through the use of the FLEX Options to achieve the stated limited buffer, or provide a return up to the stated upside cap may be impaired, resulting in an upside limit significantly below the cap and downside protection significantly lower than the limited buffer, because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: DECP, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and limited buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
Principal Risks.  All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return, if any, you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Visit our website at www.pgim.com/investments

An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide limited downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the limited buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a predetermined upside cap. The cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the price performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

PGIM Rock ETF Trust

Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.
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FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion

PGIM Rock ETF Trust

of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Leverage Risk. FLEX Options and other derivatives may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe, and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
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Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.
New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the limited buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF due to the annual imposition of a new cap and may be unable to recapture losses from a prior Target Outcome Period as a result of the Fund resetting its cap each Target Outcome Period.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to RICs. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay

PGIM Rock ETF Trust

substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses. The Fund's value may not directly correlate to the value of the Underlying ETF due to the Fund's fees and transaction expenses related to the FLEX Options and that the FLEX Options are only exercisable on the expiration date. The fluctuating value of the FLEX Options will affect the Fund's value. Because the Fund does not hold shares of the Underlying ETF directly, the Fund will not receive or benefit from any dividend payments made by the Underlying ETF.
Performance
The following bar chart shows the performance of the Fund’s shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund’s average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
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Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.

Annual Total Returns

16%
14%
12%
10%
8%
6%
4%
2%
0%
14.58
2025

Best Quarter:		Worst Quarter:
7.07%	2nd Quarter 2025	-2.43%	1st Quarter 2025

Average Annual Total Returns % (as of 12-31-25)

	One Year	Since Inception	Inception Date
Return Before Taxes	14.58%	12.94%	5-23-2024
Return After Taxes on Distributions	14.58%	12.94%	5-23-2024
Return After Taxes on Distributions and Sale of Fund Shares	8.63%	9.94%	5-23-2024
Index % (reflects no deduction for fees, expenses or taxes) (as of 12-31-25)
S&P 500 Price Return Index	16.39%	17.86%*
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as traditional 401(k) plans or individual retirement accounts.
* Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Marco Aiolfi, PhD	Managing Director, Head of Multi-Asset team and Portfolio Manager	May 2024
		John Hall, CFA	Principal and Portfolio Manager	May 2024
		Devang Gambhirwala	Managing Director and Portfolio Manager	May 2024
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).

PGIM Rock ETF Trust

TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a traditional 401(k) plan or a traditional individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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SUMMARY: PGIM S&P 500 BUFFER 20 ETF – JANUARY
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the State Street® SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund's upside cap over the period January 1, 2026 through December 31, 2026 is 10.43% (before fees and expenses).
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses (which are not reflected in the table and example below), including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.50%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.50%
Example.  The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years	5 Years	10 Years
	$51	$160	$280	$628
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500® Index. The Fund is an actively managed exchange-traded fund (“ETF”).
The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

PGIM Rock ETF Trust

The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus.
The Fund seeks to produce a targeted range of potential returns (a “target outcome”) based upon the share price performance (the “price return”) of the Underlying ETF. The returns sought by the Fund, which include limited downside protection (a “limited buffer”) against the first 20% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of 10.43% (before fees and expenses), are based on the price return of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is 9.93% and the limited buffer is 19.5%. The cap and limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options which the Fund invests in are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
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If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is 10.43% (before fees and expenses).
■
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 20% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
■
If the Underlying ETF depreciates by more than 20% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 5% before fees and expenses).
The current Target Outcome Period began on January 1, 2026 and will end on December 31, 2026. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period (in each case, assuming such day is a business day). On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The limited buffer will remain the same for each Target Outcome Period. The cap and limited buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are
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very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and limited buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s net asset value (“NAV”) and the Underlying ETF’s price return. As the Underlying ETF’s price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and limited buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and limited buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s limited buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Limited Buffer and Cap” below for additional information.
The graph below shows hypothetical examples of returns the Fund would experience (before fees and expenses) based on example returns of the Underlying ETF. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund.
◼ Reference Asset	◼ PGIM S&P 500 Buffer 20 ETF – January

Significantly Negative
Negative
Marginally Negative
Positive
Very Positive
Hypothetical Upside Cap
0%
-50%
-100%
-70%
-50%
-40%
-20%
-20%
0%

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
FLEX Options
The Fund invests in FLEX Options, which are a type of derivative. For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly,

PGIM Rock ETF Trust

variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the limited buffer by using the four kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence. The target outcome may only be realized by investors who continuously hold Fund shares from the commencement of the Target Outcome Period until its conclusion. Investors who purchase Fund shares after the Target Outcome Period has begun or sell Fund shares prior to the Target Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide.
Limited Buffer and Cap
The Fund seeks to provide a limited buffer to absorb the first 20% loss (before fees and expenses) of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 20%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 5% before fees and expenses). The limited buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the limited buffer is 19.5%. The limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a limited buffer on the first 20% loss (before fees and expenses) of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 20% or more (before fees and expenses) from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s limited buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 20% (before fees and expenses) from the Initial Fund Value, that investor’s limited buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain could be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. There is no guarantee that the Fund will recover such value or experience such gains. The cap and limited buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the limited buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer). While the Fund seeks to limit losses to the extent of the limited buffer (before fees and expenses) for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the limited buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the limited buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.
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The returns of the Fund are subject to a cap for the Target Outcome Period of 10.43% (before fees and expenses) and 9.93% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the limited buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility or during market disruption events, the Fund’s ability to offset investor losses through the use of the FLEX Options to achieve the stated limited buffer, or provide a return up to the stated upside cap may be impaired, resulting in an upside limit significantly below the cap and downside protection significantly lower than the limited buffer, because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: PBJA, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and limited buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
Principal Risks.  All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return, if any, you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.

PGIM Rock ETF Trust

An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide limited downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the limited buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a predetermined upside cap. The cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the price performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
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Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.

PGIM Rock ETF Trust

FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion
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of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Leverage Risk. FLEX Options and other derivatives may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe, and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

PGIM Rock ETF Trust

Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.
New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the limited buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF due to the annual imposition of a new cap and may be unable to recapture losses from a prior Target Outcome Period as a result of the Fund resetting its cap each Target Outcome Period.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to RICs. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay
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substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses. The Fund's value may not directly correlate to the value of the Underlying ETF due to the Fund's fees and transaction expenses related to the FLEX Options and that the FLEX Options are only exercisable on the expiration date. The fluctuating value of the FLEX Options will affect the Fund's value. Because the Fund does not hold shares of the Underlying ETF directly, the Fund will not receive or benefit from any dividend payments made by the Underlying ETF.
Performance
The following bar chart shows the performance of the Fund’s shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund’s average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

PGIM Rock ETF Trust

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.

Annual Total Returns

14%
12%
10%
8%
6%
4%
2%
0%
11.82
10.35
2024
2025

Best Quarter:		Worst Quarter:
5.27%	2nd Quarter 2025	-1.21%	1st Quarter 2025

Average Annual Total Returns % (as of 12-31-25)

	One Year	Since Inception	Inception Date
Return Before Taxes	10.35%	11.03%	12-29-2023
Return After Taxes on Distributions	10.35%	11.03%	12-29-2023
Return After Taxes on Distributions and Sale of Fund Shares	6.13%	8.51%	12-29-2023
Index % (reflects no deduction for fees, expenses or taxes) (as of 12-31-25)
S&P 500 Price Return Index	16.39%	19.80%*
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as traditional 401(k) plans or individual retirement accounts.
* Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Marco Aiolfi, PhD	Managing Director, Head of Multi-Asset team and Portfolio Manager	March 2024
		John Hall, CFA	Principal and Portfolio Manager	December 2023
		Devang Gambhirwala	Managing Director and Portfolio Manager	December 2023
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).
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TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a traditional 401(k) plan or a traditional individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PGIM Rock ETF Trust

SUMMARY: PGIM S&P 500 BUFFER 20 ETF – FEBRUARY
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the State Street® SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period February 1, 2026 through January 31, 2027 is 10.65% (before fees and expenses).
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses (which are not reflected in the table and example below), including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.50%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.50%
Example.  The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years	5 Years	10 Years
	$51	$160	$280	$628
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500® Index. The Fund is an actively managed exchange-traded fund (“ETF”).
The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.
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The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus.
The Fund seeks to produce a targeted range of potential returns (a “target outcome”) based upon the share price performance (the “price return”) of the Underlying ETF. The returns sought by the Fund, which include limited downside protection (a “limited buffer”) against the first 20% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of 10.65% (before fees and expenses), are based on the price return of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is 10.15% and the limited buffer is 19.5%. The cap and limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options which the Fund invests in are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
■
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is 10.65% (before fees and expenses).
■
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 20% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
■
If the Underlying ETF depreciates by more than 20% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 5% before fees and expenses).
The current Target Outcome Period began on February 1, 2026 and will end on January 31, 2027. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period (in each case, assuming such day is a business day). On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The limited buffer will remain the same for each Target Outcome Period. The cap and limited buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are

PGIM Rock ETF Trust

very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and limited buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s net asset value (“NAV”) and the Underlying ETF’s price return. As the Underlying ETF’s price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and limited buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and limited buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s limited buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Limited Buffer and Cap” below for additional information.
The graph below shows hypothetical examples of returns the Fund would experience (before fees and expenses) based on example returns of the Underlying ETF. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund.
◼ Reference Asset	◼ PGIM S&P 500 Buffer 20 ETF – February

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
FLEX Options
The Fund invests in FLEX Options, which are a type of derivative. For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly,
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variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the limited buffer by using the four kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence. The target outcome may only be realized by investors who continuously hold Fund shares from the commencement of the Target Outcome Period until its conclusion. Investors who purchase Fund shares after the Target Outcome Period has begun or sell Fund shares prior to the Target Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide.
Limited Buffer and Cap
The Fund seeks to provide a limited buffer to absorb the first 20% loss (before fees and expenses) of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 20%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 5% before fees and expenses). The limited buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the limited buffer is 19.5%. The limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a limited buffer on the first 20% loss (before fees and expenses) of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 20% or more (before fees and expenses) from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s limited buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 20% (before fees and expenses) from the Initial Fund Value, that investor’s limited buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain could be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. There is no guarantee that the Fund will recover such value or experience such gains. The cap and limited buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the limited buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer). While the Fund seeks to limit losses to the extent of the limited buffer (before fees and expenses) for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the limited buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the limited buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.

PGIM Rock ETF Trust

The returns of the Fund are subject to a cap for the Target Outcome Period of 10.65% (before fees and expenses) and 10.15% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the limited buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility or during market disruption events, the Fund’s ability to offset investor losses through the use of the FLEX Options to achieve the stated limited buffer, or provide a return up to the stated upside cap may be impaired, resulting in an upside limit significantly below the cap and downside protection significantly lower than the limited buffer, because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: PBFB, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and limited buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
Principal Risks.  All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return, if any, you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Visit our website at www.pgim.com/investments

An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide limited downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the limited buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a predetermined upside cap. The cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the price performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

PGIM Rock ETF Trust

Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.
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FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion

PGIM Rock ETF Trust

of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Leverage Risk. FLEX Options and other derivatives may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe, and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
Visit our website at www.pgim.com/investments

Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.
New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the limited buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF due to the annual imposition of a new cap and may be unable to recapture losses from a prior Target Outcome Period as a result of the Fund resetting its cap each Target Outcome Period.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to RICs. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay

PGIM Rock ETF Trust

substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses. The Fund's value may not directly correlate to the value of the Underlying ETF due to the Fund's fees and transaction expenses related to the FLEX Options and that the FLEX Options are only exercisable on the expiration date. The fluctuating value of the FLEX Options will affect the Fund's value. Because the Fund does not hold shares of the Underlying ETF directly, the Fund will not receive or benefit from any dividend payments made by the Underlying ETF.
Performance
The following bar chart shows the performance of the Fund’s shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund’s average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
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Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.

Annual Total Returns

12%
10%
8%
6%
4%
2%
0%
9.67
2025

Best Quarter:		Worst Quarter:
5.24%	2nd Quarter 2025	-2.11%	1st Quarter 2025

Average Annual Total Returns % (as of 12-31-25)

	One Year	Since Inception	Inception Date
Return Before Taxes	9.67%	10.76%	1-31-2024
Return After Taxes on Distributions	9.67%	10.76%	1-31-2024
Return After Taxes on Distributions and Sale of Fund Shares	5.72%	8.29%	1-31-2024
Index % (reflects no deduction for fees, expenses or taxes) (as of 12-31-25)
S&P 500 Price Return Index	16.39%	19.75%*
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as traditional 401(k) plans or individual retirement accounts.
* Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Marco Aiolfi, PhD	Managing Director, Head of Multi-Asset team and Portfolio Manager	March 2024
		John Hall, CFA	Principal and Portfolio Manager	January 2024
		Devang Gambhirwala	Managing Director and Portfolio Manager	January 2024
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).

PGIM Rock ETF Trust

TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a traditional 401(k) plan or a traditional individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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SUMMARY: PGIM S&P 500 BUFFER 20 ETF – MARCH
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the State Street® SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period March 1, 2026 through February 28, 2027 is 10.89% (before fees and expenses).
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses (which are not reflected in the table and example below), including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.50%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.50%
Example.  The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years	5 Years	10 Years
	$51	$160	$280	$628
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500® Index. The Fund is an actively managed exchange-traded fund (“ETF”).
The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

PGIM Rock ETF Trust

The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus.
The Fund seeks to produce a targeted range of potential returns (a “target outcome”) based upon the share price performance (the “price return”) of the Underlying ETF. The returns sought by the Fund, which include limited downside protection (a “limited buffer”) against the first 20% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of 10.89% (before fees and expenses), are based on the price return of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is 10.39% and the limited buffer is 19.5%. The cap and limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options which the Fund invests in are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
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If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is 10.89% (before fees and expenses).
■
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 20% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
■
If the Underlying ETF depreciates by more than 20% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 5% before fees and expenses).
The current Target Outcome Period began on March 1, 2026 and will end on February 28, 2027. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period (in each case, assuming such day is a business day). On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The limited buffer will remain the same for each Target Outcome Period. The cap and limited buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are
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very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and limited buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s net asset value (“NAV”) and the Underlying ETF’s price return. As the Underlying ETF’s price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and limited buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and limited buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s limited buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Limited Buffer and Cap” below for additional information.
The graph below shows hypothetical examples of returns the Fund would experience (before fees and expenses) based on example returns of the Underlying ETF. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund.
◼ Reference Asset	◼ PGIM S&P 500 Buffer 20 ETF – March

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
FLEX Options
The Fund invests in FLEX Options, which are a type of derivative. For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly,

PGIM Rock ETF Trust

variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the limited buffer by using the four kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence. The target outcome may only be realized by investors who continuously hold Fund shares from the commencement of the Target Outcome Period until its conclusion. Investors who purchase Fund shares after the Target Outcome Period has begun or sell Fund shares prior to the Target Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide.
Limited Buffer and Cap
The Fund seeks to provide a limited buffer to absorb the first 20% loss (before fees and expenses) of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 20%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 5% before fees and expenses). The limited buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the limited buffer is 19.5%. The limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a limited buffer on the first 20% loss (before fees and expenses) of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 20% or more (before fees and expenses) from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s limited buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 20% (before fees and expenses) from the Initial Fund Value, that investor’s limited buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain could be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. There is no guarantee that the Fund will recover such value or experience such gains. The cap and limited buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the limited buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer). While the Fund seeks to limit losses to the extent of the limited buffer (before fees and expenses) for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the limited buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the limited buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.
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The returns of the Fund are subject to a cap for the Target Outcome Period of 10.89% (before fees and expenses) and 10.39% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the limited buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility or during market disruption events, the Fund’s ability to offset investor losses through the use of the FLEX Options to achieve the stated limited buffer, or provide a return up to the stated upside cap may be impaired, resulting in an upside limit significantly below the cap and downside protection significantly lower than the limited buffer, because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: PBMR, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and limited buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
Principal Risks.  All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return, if any, you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.

PGIM Rock ETF Trust

An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide limited downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the limited buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a predetermined upside cap. The cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the price performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
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Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.

PGIM Rock ETF Trust

FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion
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of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Leverage Risk. FLEX Options and other derivatives may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe, and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

PGIM Rock ETF Trust

Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.
New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the limited buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF due to the annual imposition of a new cap and may be unable to recapture losses from a prior Target Outcome Period as a result of the Fund resetting its cap each Target Outcome Period.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to RICs. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay
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substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses. The Fund's value may not directly correlate to the value of the Underlying ETF due to the Fund's fees and transaction expenses related to the FLEX Options and that the FLEX Options are only exercisable on the expiration date. The fluctuating value of the FLEX Options will affect the Fund's value. Because the Fund does not hold shares of the Underlying ETF directly, the Fund will not receive or benefit from any dividend payments made by the Underlying ETF.
Performance
The following bar chart shows the performance of the Fund’s shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund’s average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

PGIM Rock ETF Trust

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.

Annual Total Returns

12%
10%
8%
6%
4%
2%
0%
10.59
2025

Best Quarter:		Worst Quarter:
5.06%	2nd Quarter 2025	-0.42%	1st Quarter 2025

Average Annual Total Returns % (as of 12-31-25)

	One Year	Since Inception	Inception Date
Return Before Taxes	10.59%	11.34%	2-29-2024
Return After Taxes on Distributions	10.59%	11.34%	2-29-2024
Return After Taxes on Distributions and Sale of Fund Shares	6.27%	8.73%	2-29-2024
Index % (reflects no deduction for fees, expenses or taxes) (as of 12-31-25)
S&P 500 Price Return Index	16.39%	17.46%*
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as traditional 401(k) plans or individual retirement accounts.
* Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Marco Aiolfi, PhD	Managing Director, Head of Multi-Asset team and Portfolio Manager	March 2024
		John Hall, CFA	Principal and Portfolio Manager	February 2024
		Devang Gambhirwala	Managing Director and Portfolio Manager	February 2024
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).
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TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a traditional 401(k) plan or a traditional individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PGIM Rock ETF Trust

SUMMARY: PGIM S&P 500 BUFFER 20 ETF – APRIL
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the State Street® SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund's upside cap over the period April 1, 2026 through March 31, 2027 is 12.55% (before fees and expenses).
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses (which are not reflected in the table and example below), including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.50%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.50%
Example.  The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years	5 Years	10 Years
	$51	$160	$280	$628
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500® Index. The Fund is an actively managed exchange-traded fund (“ETF”).
The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.
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The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus.
The Fund seeks to produce a targeted range of potential returns (a “target outcome”) based upon the share price performance (the “price return”) of the Underlying ETF. The returns sought by the Fund, which include limited downside protection (a “limited buffer”) against the first 20% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of 12.55% (before fees and expenses), are based on the price return of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is 12.05% and the limited buffer is 19.5%. The cap and limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options which the Fund invests in are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
■
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is 12.55% (before fees and expenses).
■
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 20% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
■
If the Underlying ETF depreciates by more than 20% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 5% before fees and expenses).
The current Target Outcome Period began on April 1, 2026 and will end on March 31, 2027. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period (in each case, assuming such day is a business day). On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The limited buffer will remain the same for each Target Outcome Period. The cap and limited buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are

PGIM Rock ETF Trust

very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and limited buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s net asset value (“NAV”) and the Underlying ETF’s price return. As the Underlying ETF’s price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and limited buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and limited buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s limited buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Limited Buffer and Cap” below for additional information.
The graph below shows hypothetical examples of returns the Fund would experience (before fees and expenses) based on example returns of the Underlying ETF. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund.
◼ Reference Asset	◼ PGIM S&P 500 Buffer 20 ETF – April

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
FLEX Options
The Fund invests in FLEX Options, which are a type of derivative. For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly,
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variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the limited buffer by using the four kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence. The target outcome may only be realized by investors who continuously hold Fund shares from the commencement of the Target Outcome Period until its conclusion. Investors who purchase Fund shares after the Target Outcome Period has begun or sell Fund shares prior to the Target Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide.
Limited Buffer and Cap
The Fund seeks to provide a limited buffer to absorb the first 20% loss (before fees and expenses) of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 20%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 5% before fees and expenses). The limited buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the limited buffer is 19.5%. The limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a limited buffer on the first 20% loss (before fees and expenses) of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 20% or more (before fees and expenses) from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s limited buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 20% (before fees and expenses) from the Initial Fund Value, that investor’s limited buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain could be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. There is no guarantee that the Fund will recover such value or experience such gains. The cap and limited buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the limited buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer). While the Fund seeks to limit losses to the extent of the limited buffer (before fees and expenses) for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the limited buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the limited buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.

PGIM Rock ETF Trust

The returns of the Fund are subject to a cap for the Target Outcome Period of 12.55% (before fees and expenses) and 12.05% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the limited buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility or during market disruption events, the Fund’s ability to offset investor losses through the use of the FLEX Options to achieve the stated limited buffer, or provide a return up to the stated upside cap may be impaired, resulting in an upside limit significantly below the cap and downside protection significantly lower than the limited buffer, because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: PBAP, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and limited buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
Principal Risks.  All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return, if any, you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Visit our website at www.pgim.com/investments

An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide limited downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the limited buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a predetermined upside cap. The cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the price performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

PGIM Rock ETF Trust

Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.
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FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion

PGIM Rock ETF Trust

of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Leverage Risk. FLEX Options and other derivatives may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe, and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
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Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.
New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the limited buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF due to the annual imposition of a new cap and may be unable to recapture losses from a prior Target Outcome Period as a result of the Fund resetting its cap each Target Outcome Period.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to RICs. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay

PGIM Rock ETF Trust

substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses. The Fund's value may not directly correlate to the value of the Underlying ETF due to the Fund's fees and transaction expenses related to the FLEX Options and that the FLEX Options are only exercisable on the expiration date. The fluctuating value of the FLEX Options will affect the Fund's value. Because the Fund does not hold shares of the Underlying ETF directly, the Fund will not receive or benefit from any dividend payments made by the Underlying ETF.
Performance
The following bar chart shows the performance of the Fund’s shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund’s average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
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Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.

Annual Total Returns

7%
6%
5%
4%
3%
2%
1%
0%
6.31
2025

Best Quarter:		Worst Quarter:
4.03%	2nd Quarter 2025	-2.28%	1st Quarter 2025

Average Annual Total Returns % (as of 12-31-25)

	One Year	Since Inception	Inception Date
Return Before Taxes	6.31%	8.70%	3-28-2024
Return After Taxes on Distributions	6.31%	8.70%	3-28-2024
Return After Taxes on Distributions and Sale of Fund Shares	3.74%	6.68%	3-28-2024
Index % (reflects no deduction for fees, expenses or taxes) (as of 12-31-25)
S&P 500 Price Return Index	16.39%	16.32%*
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as traditional 401(k) plans or individual retirement accounts.
* Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Marco Aiolfi, PhD	Managing Director, Head of Multi-Asset team and Portfolio Manager	March 2024
		John Hall, CFA	Principal and Portfolio Manager	March 2024
		Devang Gambhirwala	Managing Director and Portfolio Manager	March 2024
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).

PGIM Rock ETF Trust

TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a traditional 401(k) plan or a traditional individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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SUMMARY: PGIM S&P 500 BUFFER 20 ETF – MAY
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the State Street® SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period May 1, 2026 through April 30, 2027 is 11.30% (before fees and expenses).
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses (which are not reflected in the table and example below), including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.50%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.50%
Example.  The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years	5 Years	10 Years
	$51	$160	$280	$628
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500® Index. The Fund is an actively managed exchange-traded fund (“ETF”).
The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

PGIM Rock ETF Trust

The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus.
The Fund seeks to produce a targeted range of potential returns (a “target outcome”) based upon the share price performance (the “price return”) of the Underlying ETF. The returns sought by the Fund, which include limited downside protection (a “limited buffer”) against the first 20% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of 11.30% (before fees and expenses), are based on the price return of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is 10.80% and the limited buffer is 19.5%. The cap and limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options which the Fund invests in are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
■
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is 11.30% (before fees and expenses).
■
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 20% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
■
If the Underlying ETF depreciates by more than 20% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 5% before fees and expenses).
The current Target Outcome Period began on May 1, 2026 and will end on April 30, 2027. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period (in each case, assuming such day is a business day). On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The limited buffer will remain the same for each Target Outcome Period. The cap and limited buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are
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very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and limited buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s net asset value (“NAV”) and the Underlying ETF’s price return. As the Underlying ETF’s price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and limited buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and limited buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s limited buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Limited Buffer and Cap” below for additional information.
The graph below shows hypothetical examples of returns the Fund would experience (before fees and expenses) based on example returns of the Underlying ETF. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund.
◼ Reference Asset	◼ PGIM S&P 500 Buffer 20 ETF – May

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
FLEX Options
The Fund invests in FLEX Options, which are a type of derivative. For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly,

PGIM Rock ETF Trust

variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the limited buffer by using the four kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence. The target outcome may only be realized by investors who continuously hold Fund shares from the commencement of the Target Outcome Period until its conclusion. Investors who purchase Fund shares after the Target Outcome Period has begun or sell Fund shares prior to the Target Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide.
Limited Buffer and Cap
The Fund seeks to provide a limited buffer to absorb the first 20% loss (before fees and expenses) of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 20%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 5% before fees and expenses). The limited buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the limited buffer is 19.5%. The limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a limited buffer on the first 20% loss (before fees and expenses) of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 20% or more (before fees and expenses) from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s limited buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 20% (before fees and expenses) from the Initial Fund Value, that investor’s limited buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain could be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. There is no guarantee that the Fund will recover such value or experience such gains. The cap and limited buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the limited buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer). While the Fund seeks to limit losses to the extent of the limited buffer (before fees and expenses) for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the limited buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the limited buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.
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The returns of the Fund are subject to a cap for the Target Outcome Period of 11.30% (before fees and expenses) and 10.80% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the limited buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility or during market disruption events, the Fund’s ability to offset investor losses through the use of the FLEX Options to achieve the stated limited buffer, or provide a return up to the stated upside cap may be impaired, resulting in an upside limit significantly below the cap and downside protection significantly lower than the limited buffer, because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: PBMY, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and limited buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
Principal Risks.  All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return, if any, you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.

PGIM Rock ETF Trust

An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide limited downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the limited buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a predetermined upside cap. The cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the price performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
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Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.

PGIM Rock ETF Trust

FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion
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of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Leverage Risk. FLEX Options and other derivatives may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe, and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

PGIM Rock ETF Trust

Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.
New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the limited buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF due to the annual imposition of a new cap and may be unable to recapture losses from a prior Target Outcome Period as a result of the Fund resetting its cap each Target Outcome Period.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to RICs. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay
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substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses. The Fund's value may not directly correlate to the value of the Underlying ETF due to the Fund's fees and transaction expenses related to the FLEX Options and that the FLEX Options are only exercisable on the expiration date. The fluctuating value of the FLEX Options will affect the Fund's value. Because the Fund does not hold shares of the Underlying ETF directly, the Fund will not receive or benefit from any dividend payments made by the Underlying ETF.
Performance
The following bar chart shows the performance of the Fund’s shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund’s average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

PGIM Rock ETF Trust

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.

Best Quarter:		Worst Quarter:
4.96%	2nd Quarter 2025	0.07%	1st Quarter 2025

Average Annual Total Returns % (as of 12-31-25)

	One Year	Since Inception	Inception Date
Return Before Taxes	9.67%	11.55%	4-30-2024
Return After Taxes on Distributions	9.64%	11.53%	4-30-2024
Return After Taxes on Distributions and Sale of Fund Shares	5.73%	8.87%	4-30-2024
Index % (reflects no deduction for fees, expenses or taxes) (as of 12-31-25)
S&P 500 Price Return Index	16.39%	20.23%*
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as traditional 401(k) plans or individual retirement accounts.
* Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Marco Aiolfi, PhD	Managing Director, Head of Multi-Asset team and Portfolio Manager	April 2024
		John Hall, CFA	Principal and Portfolio Manager	April 2024
		Devang Gambhirwala	Managing Director and Portfolio Manager	April 2024
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).
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TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a traditional 401(k) plan or a traditional individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PGIM Rock ETF Trust

SUMMARY: PGIM S&P 500 BUFFER 20 ETF – JUNE
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the State Street® SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period June 1, 2026 through May 31, 2027 is 12.07% (before fees and expenses).
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses (which are not reflected in the table and example below), including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.50%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.50%
Example.  The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years	5 Years	10 Years
	$51	$160	$280	$628
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500® Index. The Fund is an actively managed exchange-traded fund (“ETF”).
The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.
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The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus.
The Fund seeks to produce a targeted range of potential returns (a “target outcome”) based upon the share price performance (the “price return”) of the Underlying ETF. The returns sought by the Fund, which include limited downside protection (a “limited buffer”) against the first 20% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of 12.07% (before fees and expenses), are based on the price return of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is 11.57% and the limited buffer is 19.5%. The cap and limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options which the Fund invests in are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
■
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is 12.07% (before fees and expenses).
■
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 20% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
■
If the Underlying ETF depreciates by more than 20% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 5% before fees and expenses).
The current Target Outcome Period began on June 1, 2026 and will end on May 31, 2027. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period (in each case, assuming such day is a business day). On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The limited buffer will remain the same for each Target Outcome Period. The cap and limited buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are

PGIM Rock ETF Trust

very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and limited buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s net asset value (“NAV”) and the Underlying ETF’s price return. As the Underlying ETF’s price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and limited buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and limited buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s limited buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Limited Buffer and Cap” below for additional information.
The graph below shows hypothetical examples of returns the Fund would experience (before fees and expenses) based on example returns of the Underlying ETF. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund.
◼ Reference Asset	◼ PGIM S&P 500 Buffer 20 ETF – June

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
FLEX Options
The Fund invests in FLEX Options, which are a type of derivative. For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly,
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variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the limited buffer by using the four kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence. The target outcome may only be realized by investors who continuously hold Fund shares from the commencement of the Target Outcome Period until its conclusion. Investors who purchase Fund shares after the Target Outcome Period has begun or sell Fund shares prior to the Target Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide.
Limited Buffer and Cap
The Fund seeks to provide a limited buffer to absorb the first 20% loss (before fees and expenses) of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 20%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 5% before fees and expenses). The limited buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the limited buffer is 19.5%. The limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a limited buffer on the first 20% loss (before fees and expenses) of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 20% or more (before fees and expenses) from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s limited buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 20% (before fees and expenses) from the Initial Fund Value, that investor’s limited buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain could be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. There is no guarantee that the Fund will recover such value or experience such gains. The cap and limited buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the limited buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer). While the Fund seeks to limit losses to the extent of the limited buffer (before fees and expenses) for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the limited buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the limited buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.

PGIM Rock ETF Trust

The returns of the Fund are subject to a cap for the Target Outcome Period of 12.07% (before fees and expenses) and 11.57% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the limited buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility or during market disruption events, the Fund’s ability to offset investor losses through the use of the FLEX Options to achieve the stated limited buffer, or provide a return up to the stated upside cap may be impaired, resulting in an upside limit significantly below the cap and downside protection significantly lower than the limited buffer, because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: PBJN, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and limited buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
Principal Risks.  All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return, if any, you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
Visit our website at www.pgim.com/investments

An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide limited downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the limited buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a predetermined upside cap. The cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the price performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

PGIM Rock ETF Trust

Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.
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FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion

PGIM Rock ETF Trust

of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Leverage Risk. FLEX Options and other derivatives may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe, and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
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Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.
New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the limited buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF due to the annual imposition of a new cap and may be unable to recapture losses from a prior Target Outcome Period as a result of the Fund resetting its cap each Target Outcome Period.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to RICs. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay

PGIM Rock ETF Trust

substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses. The Fund's value may not directly correlate to the value of the Underlying ETF due to the Fund's fees and transaction expenses related to the FLEX Options and that the FLEX Options are only exercisable on the expiration date. The fluctuating value of the FLEX Options will affect the Fund's value. Because the Fund does not hold shares of the Underlying ETF directly, the Fund will not receive or benefit from any dividend payments made by the Underlying ETF.
Performance
The following bar chart shows the performance of the Fund’s shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund’s average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
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Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.

Annual Total Returns

14%
12%
10%
8%
6%
4%
2%
0%
11.58
2025

Best Quarter:		Worst Quarter:
7.25%	2nd Quarter 2025	-1.06%	1st Quarter 2025

Average Annual Total Returns % (as of 12-31-25)

	One Year	Since Inception	Inception Date
Return Before Taxes	11.58%	11.95%	5-31-2024
Return After Taxes on Distributions	11.58%	11.95%	5-31-2024
Return After Taxes on Distributions and Sale of Fund Shares	6.86%	9.17%	5-31-2024
Index % (reflects no deduction for fees, expenses or taxes) (as of 12-31-25)
S&P 500 Price Return Index	16.39%	17.86%*
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as traditional 401(k) plans or individual retirement accounts.
* Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Marco Aiolfi, PhD	Managing Director, Head of Multi-Asset team and Portfolio Manager	May 2024
		John Hall, CFA	Principal and Portfolio Manager	May 2024
		Devang Gambhirwala	Managing Director and Portfolio Manager	May 2024
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).

PGIM Rock ETF Trust

TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a traditional 401(k) plan or a traditional individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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SUMMARY: PGIM S&P 500 BUFFER 20 ETF – JULY
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the State Street® SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period July 1, 2026 through June 30, 2027 is 12.31% (before fees and expenses).
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses (which are not reflected in the table and example below), including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.50%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.50%
Example.  The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years	5 Years	10 Years
	$51	$160	$280	$628
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500® Index. The Fund is an actively managed exchange-traded fund (“ETF”).
The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

PGIM Rock ETF Trust

The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus.
The Fund seeks to produce a targeted range of potential returns (a “target outcome”) based upon the share price performance (the “price return”) of the Underlying ETF. The returns sought by the Fund, which include limited downside protection (a “limited buffer”) against the first 20% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of 12.31% (before fees and expenses), are based on the price return of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is 11.81% and the limited buffer is 19.5%. The cap and limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options which the Fund invests in are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
■
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is 12.31% (before fees and expenses).
■
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 20% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
■
If the Underlying ETF depreciates by more than 20% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 5% before fees and expenses).
The current Target Outcome Period began on July 1, 2026 and will end on June 30, 2027. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period (in each case, assuming such day is a business day). On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The limited buffer will remain the same for each Target Outcome Period. The cap and limited buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are
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very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and limited buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s net asset value (“NAV”) and the Underlying ETF’s price return. As the Underlying ETF’s price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and limited buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and limited buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s limited buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Limited Buffer and Cap” below for additional information.
The graph below shows hypothetical examples of returns the Fund would experience (before fees and expenses) based on example returns of the Underlying ETF. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund.
◼ Reference Asset	◼ PGIM S&P 500 Buffer 20 ETF – July

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
FLEX Options
The Fund invests in FLEX Options, which are a type of derivative. For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly,

PGIM Rock ETF Trust

variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the limited buffer by using the four kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence. The target outcome may only be realized by investors who continuously hold Fund shares from the commencement of the Target Outcome Period until its conclusion. Investors who purchase Fund shares after the Target Outcome Period has begun or sell Fund shares prior to the Target Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide.
Limited Buffer and Cap
The Fund seeks to provide a limited buffer to absorb the first 20% loss (before fees and expenses) of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 20%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 5% before fees and expenses). The limited buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the limited buffer is 19.5%. The limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a limited buffer on the first 20% loss (before fees and expenses) of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 20% or more (before fees and expenses) from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s limited buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 20% (before fees and expenses) from the Initial Fund Value, that investor’s limited buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain could be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. There is no guarantee that the Fund will recover such value or experience such gains. The cap and limited buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the limited buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer). While the Fund seeks to limit losses to the extent of the limited buffer (before fees and expenses) for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the limited buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the limited buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.
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The returns of the Fund are subject to a cap for the Target Outcome Period of 12.31% (before fees and expenses) and 11.81% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the limited buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility or during market disruption events, the Fund’s ability to offset investor losses through the use of the FLEX Options to achieve the stated limited buffer, or provide a return up to the stated upside cap may be impaired, resulting in an upside limit significantly below the cap and downside protection significantly lower than the limited buffer, because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: PBJL, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and limited buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
Principal Risks.  All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return, if any, you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.

PGIM Rock ETF Trust

An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide limited downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the limited buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a predetermined upside cap. The cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the price performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
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Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.

PGIM Rock ETF Trust

FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion
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of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Leverage Risk. FLEX Options and other derivatives may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe, and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

PGIM Rock ETF Trust

Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.
New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the limited buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF due to the annual imposition of a new cap and may be unable to recapture losses from a prior Target Outcome Period as a result of the Fund resetting its cap each Target Outcome Period.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to RICs. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay
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substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses. The Fund's value may not directly correlate to the value of the Underlying ETF due to the Fund's fees and transaction expenses related to the FLEX Options and that the FLEX Options are only exercisable on the expiration date. The fluctuating value of the FLEX Options will affect the Fund's value. Because the Fund does not hold shares of the Underlying ETF directly, the Fund will not receive or benefit from any dividend payments made by the Underlying ETF.
Performance
The following bar chart shows the performance of the Fund’s shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund’s average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

PGIM Rock ETF Trust

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.

Annual Total Returns

14%
12%
10%
8%
6%
4%
2%
0%
11.61
2025

Best Quarter:		Worst Quarter:
7.58%	2nd Quarter 2025	-1.65%	1st Quarter 2025

Average Annual Total Returns % (as of 12-31-25)

	One Year	Since Inception	Inception Date
Return Before Taxes	11.61%	11.53%	5-7-2024
Return After Taxes on Distributions	11.61%	11.53%	5-7-2024
Return After Taxes on Distributions and Sale of Fund Shares	6.87%	8.86%	5-7-2024
Index % (reflects no deduction for fees, expenses or taxes) (as of 12-31-25)
S&P 500 Price Return Index	16.39%	20.23%*
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as traditional 401(k) plans or individual retirement accounts.
* Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Marco Aiolfi, PhD	Managing Director, Head of Multi-Asset team and Portfolio Manager	May 2024
		John Hall, CFA	Principal and Portfolio Manager	May 2024
		Devang Gambhirwala	Managing Director and Portfolio Manager	May 2024
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).
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TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a traditional 401(k) plan or a traditional individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PGIM Rock ETF Trust

SUMMARY: PGIM S&P 500 BUFFER 20 ETF – AUGUST
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the State Street® SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period August 1, 2026 through July 31, 2027 is 12.18% (before fees and expenses).
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses (which are not reflected in the table and example below), including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.50%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.50%
Example.  The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years	5 Years	10 Years
	$51	$160	$280	$628
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500® Index. The Fund is an actively managed exchange-traded fund (“ETF”).
The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.
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The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus.
The Fund seeks to produce a targeted range of potential returns (a “target outcome”) based upon the share price performance (the “price return”) of the Underlying ETF. The returns sought by the Fund, which include limited downside protection (a “limited buffer”) against the first 20% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of 12.18% (before fees and expenses), are based on the price return of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is 11.68% and the limited buffer is 19.5%. The cap and limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options which the Fund invests in are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
■
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is 12.18% (before fees and expenses).
■
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 20% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
■
If the Underlying ETF depreciates by more than 20% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 5% before fees and expenses).
The current Target Outcome Period began on August 1, 2026 and will end on July 31, 2027. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period (in each case, assuming such day is a business day). On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The limited buffer will remain the same for each Target Outcome Period. The cap and limited buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are

PGIM Rock ETF Trust

very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and limited buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s net asset value (“NAV”) and the Underlying ETF’s price return. As the Underlying ETF’s price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and limited buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and limited buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s limited buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Limited Buffer and Cap” below for additional information.
The graph below shows hypothetical examples of returns the Fund would experience (before fees and expenses) based on example returns of the Underlying ETF. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund.
◼ Reference Asset	◼ PGIM S&P 500 Buffer 20 ETF – August

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
FLEX Options
The Fund invests in FLEX Options, which are a type of derivative. For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly,
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variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the limited buffer by using the four kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence. The target outcome may only be realized by investors who continuously hold Fund shares from the commencement of the Target Outcome Period until its conclusion. Investors who purchase Fund shares after the Target Outcome Period has begun or sell Fund shares prior to the Target Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide.
Limited Buffer and Cap
The Fund seeks to provide a limited buffer to absorb the first 20% loss (before fees and expenses) of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 20%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 5% before fees and expenses). The limited buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the limited buffer is 19.5%. The limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a limited buffer on the first 20% loss (before fees and expenses) of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 20% or more (before fees and expenses) from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s limited buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 20% (before fees and expenses) from the Initial Fund Value, that investor’s limited buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain could be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. There is no guarantee that the Fund will recover such value or experience such gains. The cap and limited buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the limited buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer). While the Fund seeks to limit losses to the extent of the limited buffer (before fees and expenses) for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the limited buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the limited buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.

PGIM Rock ETF Trust

The returns of the Fund are subject to a cap for the Target Outcome Period of 12.18% (before fees and expenses) and 11.68% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the limited buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility or during market disruption events, the Fund’s ability to offset investor losses through the use of the FLEX Options to achieve the stated limited buffer, or provide a return up to the stated upside cap may be impaired, resulting in an upside limit significantly below the cap and downside protection significantly lower than the limited buffer, because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: PBAU, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and limited buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
Principal Risks.  All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return, if any, you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
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An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide limited downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the limited buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a predetermined upside cap. The cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the price performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

PGIM Rock ETF Trust

Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.
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FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion

PGIM Rock ETF Trust

of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Leverage Risk. FLEX Options and other derivatives may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe, and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
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Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.
New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the limited buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF due to the annual imposition of a new cap and may be unable to recapture losses from a prior Target Outcome Period as a result of the Fund resetting its cap each Target Outcome Period.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to RICs. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay

PGIM Rock ETF Trust

substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses. The Fund's value may not directly correlate to the value of the Underlying ETF due to the Fund's fees and transaction expenses related to the FLEX Options and that the FLEX Options are only exercisable on the expiration date. The fluctuating value of the FLEX Options will affect the Fund's value. Because the Fund does not hold shares of the Underlying ETF directly, the Fund will not receive or benefit from any dividend payments made by the Underlying ETF.
Performance
The following bar chart shows the performance of the Fund’s shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund’s average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
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Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.

Annual Total Returns

12%
10%
8%
6%
4%
2%
0%
11.47
2025

Best Quarter:		Worst Quarter:
6.46%	2nd Quarter 2025	-1.47%	1st Quarter 2025

Average Annual Total Returns % (as of 12-31-25)

	One Year	Since Inception	Inception Date
Return Before Taxes	11.47%	11.57%	5-9-2024
Return After Taxes on Distributions	11.47%	11.57%	5-9-2024
Return After Taxes on Distributions and Sale of Fund Shares	6.79%	8.89%	5-9-2024
Index % (reflects no deduction for fees, expenses or taxes) (as of 12-31-25)
S&P 500 Price Return Index	16.39%	20.23%*
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as traditional 401(k) plans or individual retirement accounts.
* Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Marco Aiolfi, PhD	Managing Director, Head of Multi-Asset team and Portfolio Manager	May 2024
		John Hall, CFA	Principal and Portfolio Manager	May 2024
		Devang Gambhirwala	Managing Director and Portfolio Manager	May 2024
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).

PGIM Rock ETF Trust

TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a traditional 401(k) plan or a traditional individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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SUMMARY: PGIM S&P 500 BUFFER 20 ETF – SEPTEMBER
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the State Street® SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period September 1, 2026 through August 31, 2027 is 12.32% (before fees and expenses).
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses (which are not reflected in the table and example below), including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.50%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.50%
Example.  The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years	5 Years	10 Years
	$51	$160	$280	$628
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500® Index. The Fund is an actively managed exchange-traded fund (“ETF”).
The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

PGIM Rock ETF Trust

The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus.
The Fund seeks to produce a targeted range of potential returns (a “target outcome”) based upon the share price performance (the “price return”) of the Underlying ETF. The returns sought by the Fund, which include limited downside protection (a “limited buffer”) against the first 20% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of 12.32% (before fees and expenses), are based on the price return of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is 11.82% and the limited buffer is 19.5%. The cap and limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options which the Fund invests in are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
■
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is 12.32% (before fees and expenses).
■
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 20% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
■
If the Underlying ETF depreciates by more than 20% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 5% before fees and expenses).
The current Target Outcome Period began on September 1, 2026 and will end on August 31, 2027. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period (in each case, assuming such day is a business day). On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The limited buffer will remain the same for each Target Outcome Period. The cap and limited buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are
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very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and limited buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s net asset value (“NAV”) and the Underlying ETF’s price return. As the Underlying ETF’s price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and limited buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and limited buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s limited buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Limited Buffer and Cap” below for additional information.
The graph below shows hypothetical examples of returns the Fund would experience (before fees and expenses) based on example returns of the Underlying ETF. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund.
◼ Reference Asset	◼ PGIM S&P 500 Buffer 20 ETF – September

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
FLEX Options
The Fund invests in FLEX Options, which are a type of derivative. For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly,

PGIM Rock ETF Trust

variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the limited buffer by using the four kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence. The target outcome may only be realized by investors who continuously hold Fund shares from the commencement of the Target Outcome Period until its conclusion. Investors who purchase Fund shares after the Target Outcome Period has begun or sell Fund shares prior to the Target Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide.
Limited Buffer and Cap
The Fund seeks to provide a limited buffer to absorb the first 20% loss (before fees and expenses) of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 20%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 5% before fees and expenses). The limited buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the limited buffer is 19.5%. The limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a limited buffer on the first 20% loss (before fees and expenses) of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 20% or more (before fees and expenses) from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s limited buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 20% (before fees and expenses) from the Initial Fund Value, that investor’s limited buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain could be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. There is no guarantee that the Fund will recover such value or experience such gains. The cap and limited buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the limited buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer). While the Fund seeks to limit losses to the extent of the limited buffer (before fees and expenses) for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the limited buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the limited buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.
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The returns of the Fund are subject to a cap for the Target Outcome Period of 12.32% (before fees and expenses) and 11.82% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the limited buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility or during market disruption events, the Fund’s ability to offset investor losses through the use of the FLEX Options to achieve the stated limited buffer, or provide a return up to the stated upside cap may be impaired, resulting in an upside limit significantly below the cap and downside protection significantly lower than the limited buffer, because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: PBSE, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and limited buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
Principal Risks.  All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return, if any, you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.

PGIM Rock ETF Trust

An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide limited downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the limited buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a predetermined upside cap. The cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the price performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
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Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.

PGIM Rock ETF Trust

FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion
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of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Leverage Risk. FLEX Options and other derivatives may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe, and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

PGIM Rock ETF Trust

Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.
New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the limited buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF due to the annual imposition of a new cap and may be unable to recapture losses from a prior Target Outcome Period as a result of the Fund resetting its cap each Target Outcome Period.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to RICs. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay
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substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses. The Fund's value may not directly correlate to the value of the Underlying ETF due to the Fund's fees and transaction expenses related to the FLEX Options and that the FLEX Options are only exercisable on the expiration date. The fluctuating value of the FLEX Options will affect the Fund's value. Because the Fund does not hold shares of the Underlying ETF directly, the Fund will not receive or benefit from any dividend payments made by the Underlying ETF.
Performance
The following bar chart shows the performance of the Fund’s shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund’s average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

PGIM Rock ETF Trust

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.

Annual Total Returns

12%
10%
8%
6%
4%
2%
0%
10.66
2025

Best Quarter:		Worst Quarter:
5.82%	2nd Quarter 2025	-1.38%	1st Quarter 2025

Average Annual Total Returns % (as of 12-31-25)

	One Year	Since Inception	Inception Date
Return Before Taxes	10.66%	10.53%	5-14-2024
Return After Taxes on Distributions	10.66%	10.53%	5-14-2024
Return After Taxes on Distributions and Sale of Fund Shares	6.31%	8.08%	5-14-2024
Index % (reflects no deduction for fees, expenses or taxes) (as of 12-31-25)
S&P 500 Price Return Index	16.39%	20.23%*
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as traditional 401(k) plans or individual retirement accounts.
* Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Marco Aiolfi, PhD	Managing Director, Head of Multi-Asset team and Portfolio Manager	May 2024
		John Hall, CFA	Principal and Portfolio Manager	May 2024
		Devang Gambhirwala	Managing Director and Portfolio Manager	May 2024
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).
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TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a traditional 401(k) plan or a traditional individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PGIM Rock ETF Trust

SUMMARY: PGIM S&P 500 BUFFER 20 ETF – OCTOBER
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the State Street® SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period October 1, 2026 through September 30, 2027 is 12.83% (before fees and expenses).
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses (which are not reflected in the table and example below), including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.50%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.50%
Example.  The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years	5 Years	10 Years
	$51	$160	$280	$628
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500® Index. The Fund is an actively managed exchange-traded fund (“ETF”).
The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.
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The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus.
The Fund seeks to produce a targeted range of potential returns (a “target outcome”) based upon the share price performance (the “price return”) of the Underlying ETF. The returns sought by the Fund, which include limited downside protection (a “limited buffer”) against the first 20% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of 12.83% (before fees and expenses), are based on the price return of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is 12.33% and the limited buffer is 19.5%. The cap and limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options which the Fund invests in are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
■
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is 12.83% (before fees and expenses).
■
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 20% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
■
If the Underlying ETF depreciates by more than 20% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 5% before fees and expenses).
The current Target Outcome Period began on October 1, 2026 and will end on September 30, 2027. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period (in each case, assuming such day is a business day). On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The limited buffer will remain the same for each Target Outcome Period. The cap and limited buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience

PGIM Rock ETF Trust

results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and limited buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s net asset value (“NAV”) and the Underlying ETF’s price return. As the Underlying ETF’s price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and limited buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and limited buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s limited buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Limited Buffer and Cap” below for additional information.
The graph below shows hypothetical examples of returns the Fund would experience (before fees and expenses) based on example returns of the Underlying ETF. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund.
◼ Reference Asset	◼ PGIM S&P 500 Buffer 20 ETF – October

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
FLEX Options
The Fund invests in FLEX Options, which are a type of derivative. For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly,
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variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the limited buffer by using the four kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence. The target outcome may only be realized by investors who continuously hold Fund shares from the commencement of the Target Outcome Period until its conclusion. Investors who purchase Fund shares after the Target Outcome Period has begun or sell Fund shares prior to the Target Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide.
Limited Buffer and Cap
The Fund seeks to provide a limited buffer to absorb the first 20% loss (before fees and expenses) of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 20%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 5% before fees and expenses). The limited buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the limited buffer is 19.5%. The limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a limited buffer on the first 20% loss (before fees and expenses) of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 20% or more (before fees and expenses) from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s limited buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 20% (before fees and expenses) from the Initial Fund Value, that investor’s limited buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain could be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. There is no guarantee that the Fund will recover such value or experience such gains. The cap and limited buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the limited buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer). While the Fund seeks to limit losses to the extent of the limited buffer (before fees and expenses) for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the limited buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the limited buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.

PGIM Rock ETF Trust

The returns of the Fund are subject to a cap for the Target Outcome Period of 12.83% (before fees and expenses) and 12.33% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the limited buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility or during market disruption events, the Fund’s ability to offset investor losses through the use of the FLEX Options to achieve the stated limited buffer, or provide a return up to the stated upside cap may be impaired, resulting in an upside limit significantly below the cap and downside protection significantly lower than the limited buffer, because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: PBOC, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and limited buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
Principal Risks.  All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return, if any, you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
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An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide limited downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the limited buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a predetermined upside cap. The cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the price performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

PGIM Rock ETF Trust

Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.
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FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion

PGIM Rock ETF Trust

of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Leverage Risk. FLEX Options and other derivatives may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe, and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
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Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.
New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the limited buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF due to the annual imposition of a new cap and may be unable to recapture losses from a prior Target Outcome Period as a result of the Fund resetting its cap each Target Outcome Period.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to RICs. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay

PGIM Rock ETF Trust

substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses. The Fund's value may not directly correlate to the value of the Underlying ETF due to the Fund's fees and transaction expenses related to the FLEX Options and that the FLEX Options are only exercisable on the expiration date. The fluctuating value of the FLEX Options will affect the Fund's value. Because the Fund does not hold shares of the Underlying ETF directly, the Fund will not receive or benefit from any dividend payments made by the Underlying ETF.
Performance
The following bar chart shows the performance of the Fund’s shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund’s average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
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Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.

Annual Total Returns

12%
10%
8%
6%
4%
2%
0%
9.84
2025

Best Quarter:		Worst Quarter:
5.51%	2nd Quarter 2025	-1.29%	1st Quarter 2025

Average Annual Total Returns % (as of 12-31-25)

	One Year	Since Inception	Inception Date
Return Before Taxes	9.84%	9.85%	5-16-2024
Return After Taxes on Distributions	9.84%	9.85%	5-16-2024
Return After Taxes on Distributions and Sale of Fund Shares	5.82%	7.56%	5-16-2024
Index % (reflects no deduction for fees, expenses or taxes) (as of 12-31-25)
S&P 500 Price Return Index	16.39%	17.86%*
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as traditional 401(k) plans or individual retirement accounts.
* Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Marco Aiolfi, PhD	Managing Director, Head of Multi-Asset team and Portfolio Manager	May 2024
		John Hall, CFA	Principal and Portfolio Manager	May 2024
		Devang Gambhirwala	Managing Director and Portfolio Manager	May 2024
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).

PGIM Rock ETF Trust

TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a traditional 401(k) plan or a traditional individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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SUMMARY: PGIM S&P 500 BUFFER 20 ETF – NOVEMBER
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the State Street® SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period November 1, 2026 through October 31, 2027 is 12.74% (before fees and expenses).
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses (which are not reflected in the table and example below), including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.50%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.50%
Example.  The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years	5 Years	10 Years
	$51	$160	$280	$628
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500® Index. The Fund is an actively managed exchange-traded fund (“ETF”).
The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.

PGIM Rock ETF Trust

The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus.
The Fund seeks to produce a targeted range of potential returns (a “target outcome”) based upon the share price performance (the “price return”) of the Underlying ETF. The returns sought by the Fund, which include limited downside protection (a “limited buffer”) against the first 20% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of 12.74% (before fees and expenses), are based on the price return of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is 12.24% and the limited buffer is 19.5%. The cap and limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options which the Fund invests in are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
■
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is 12.74% (before fees and expenses).
■
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 20% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
■
If the Underlying ETF depreciates by more than 20% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 5% before fees and expenses).
The current Target Outcome Period began on November 1, 2026 and will end on October 31, 2027. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period (in each case, assuming such day is a business day). On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The limited buffer will remain the same for each Target Outcome Period. The cap and limited buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience results that are
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very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and limited buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s net asset value (“NAV”) and the Underlying ETF’s price return. As the Underlying ETF’s price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and limited buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and limited buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s limited buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Limited Buffer and Cap” below for additional information.
The graph below shows hypothetical examples of returns the Fund would experience (before fees and expenses) based on example returns of the Underlying ETF. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund.
◼ Reference Asset	◼ PGIM S&P 500 Buffer 20 ETF – November

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
FLEX Options
The Fund invests in FLEX Options, which are a type of derivative. For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly,

PGIM Rock ETF Trust

variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the limited buffer by using the four kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence. The target outcome may only be realized by investors who continuously hold Fund shares from the commencement of the Target Outcome Period until its conclusion. Investors who purchase Fund shares after the Target Outcome Period has begun or sell Fund shares prior to the Target Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide.
Limited Buffer and Cap
The Fund seeks to provide a limited buffer to absorb the first 20% loss (before fees and expenses) of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 20%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 5% before fees and expenses). The limited buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the limited buffer is 19.5%. The limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a limited buffer on the first 20% loss (before fees and expenses) of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 20% or more (before fees and expenses) from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s limited buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 20% (before fees and expenses) from the Initial Fund Value, that investor’s limited buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain could be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. There is no guarantee that the Fund will recover such value or experience such gains. The cap and limited buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the limited buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer). While the Fund seeks to limit losses to the extent of the limited buffer (before fees and expenses) for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the limited buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the limited buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.
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The returns of the Fund are subject to a cap for the Target Outcome Period of 12.74% (before fees and expenses) and 12.24% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the limited buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility or during market disruption events, the Fund’s ability to offset investor losses through the use of the FLEX Options to achieve the stated limited buffer, or provide a return up to the stated upside cap may be impaired, resulting in an upside limit significantly below the cap and downside protection significantly lower than the limited buffer, because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: PBNV, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and limited buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
Principal Risks.  All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return, if any, you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.

PGIM Rock ETF Trust

An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide limited downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the limited buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a predetermined upside cap. The cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the price performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
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Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.

PGIM Rock ETF Trust

FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion
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of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Leverage Risk. FLEX Options and other derivatives may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe, and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

PGIM Rock ETF Trust

Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.
New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the limited buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF due to the annual imposition of a new cap and may be unable to recapture losses from a prior Target Outcome Period as a result of the Fund resetting its cap each Target Outcome Period.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to RICs. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay
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substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses. The Fund's value may not directly correlate to the value of the Underlying ETF due to the Fund's fees and transaction expenses related to the FLEX Options and that the FLEX Options are only exercisable on the expiration date. The fluctuating value of the FLEX Options will affect the Fund's value. Because the Fund does not hold shares of the Underlying ETF directly, the Fund will not receive or benefit from any dividend payments made by the Underlying ETF.
Performance
The following bar chart shows the performance of the Fund’s shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund’s average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.

PGIM Rock ETF Trust

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.

Annual Total Returns

10%
8%
6%
4%
2%
0%
9.38
2025

Best Quarter:		Worst Quarter:
5.38%	2nd Quarter 2025	-1.19%	1st Quarter 2025

Average Annual Total Returns % (as of 12-31-25)

	One Year	Since Inception	Inception Date
Return Before Taxes	9.38%	10.48%	5-21-2024
Return After Taxes on Distributions	9.38%	10.48%	5-21-2024
Return After Taxes on Distributions and Sale of Fund Shares	5.56%	8.04%	5-21-2024
Index % (reflects no deduction for fees, expenses or taxes) (as of 12-31-25)
S&P 500 Price Return Index	16.39%	17.86%*
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as traditional 401(k) plans or individual retirement accounts.
* Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Marco Aiolfi, PhD	Managing Director, Head of Multi-Asset team and Portfolio Manager	May 2024
		John Hall, CFA	Principal and Portfolio Manager	May 2024
		Devang Gambhirwala	Managing Director and Portfolio Manager	May 2024
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).
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TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a traditional 401(k) plan or a traditional individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

PGIM Rock ETF Trust

SUMMARY: PGIM S&P 500 BUFFER 20 ETF – DECEMBER
INVESTMENT OBJECTIVE
The Fund’s investment objective is to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the State Street® SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period December 1, 2025 through November 30, 2026 is 11.12% (before fees and expenses).
FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The management agreement between PGIM Rock ETF Trust (the “Trust”) and PGIM Investments LLC (“PGIM Investments”) (the “Management Agreement”) provides that PGIM Investments will pay all operating expenses of the Fund, except for certain expenses (which are not reflected in the table and example below), including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and acquired fund fees and expenses. For more information on the fee structure pertaining to the Management Agreement please refer to the Fund’s Statement of Additional Information.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fee	0.50%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual Fund operating expenses	0.50%
Example.  The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. It assumes that you invest $10,000 in the Fund for the time periods indicated. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.
Number of Years You Own Shares	1 Year	3 Years	5 Years	10 Years
	$51	$160	$280	$628
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 0% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500® Index. The Fund is an actively managed exchange-traded fund (“ETF”).
The Fund will invest substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”). FLEX Options trade on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. Due to the Fund’s strategy, the returns an investor will receive from an investment in the Fund have characteristics that are distinct from many other investment vehicles, including the Underlying ETF. It is important that you understand these characteristics before making an investment in the Fund.
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The Underlying ETF is an exchange-traded unit investment trust that invests in as many of the stocks in the S&P 500® Index as is practicable. PDR Services, LLC (“PDR”) serves as the Underlying ETF’s sponsor. The Fund is not affiliated with sponsored, endorsed, sold or promoted by State Street® SPDR® S&P 500® ETF Trust, PDR, Standard & Poor’s® or their affiliates. As of its most recent prospectus, the investment objective of the Underlying ETF is to seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”). As of its most recent prospectus, the Underlying ETF seeks to achieve its investment objective by holding a portfolio of the common stocks that are included in the Index, with the weight of each stock in the Underlying ETF’s portfolio substantially corresponding to the weight of such stock in the Index. The Fund’s performance will not reflect the payment of dividends by the Underlying ETF or the securities in the Index. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at https://www.ssga.com/us/en/intermediary/etfs/state-street-spdr-sp-500-etf-trust-spy. The reference to the Underlying ETF's website does not incorporate its contents into this prospectus.
The Fund seeks to produce a targeted range of potential returns (a “target outcome”) based upon the share price performance (the “price return”) of the Underlying ETF. The returns sought by the Fund, which include limited downside protection (a “limited buffer”) against the first 20% (before fees and expenses) of Underlying ETF losses and an upside limit on share price return of the Underlying ETF (a “cap”) of 11.12% (before fees and expenses), are based on the price return of the Underlying ETF over an approximate one-year period (the “Target Outcome Period”). When the Fund's management fee is taken into account, the cap is 10.62% and the limited buffer is 19.5%. The cap and limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee.
To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. Because the FLEX Options which the Fund invests in are exercisable only on the final day of the Target Outcome Period, as described in more detail below, an investor that sells their shares prior to the end of the Target Outcome Period may experience investment outcomes very different from those sought by the Fund. To achieve the outcomes sought by the Fund over the Target Outcome Period, an investor must hold shares at the beginning and end of the Target Outcome Period, the times when the Fund enters into and exercises the FLEX Options. In general, the target outcomes the Fund seeks for investors that hold Fund shares for the entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:
■
If the Underlying ETF appreciates over the Target Outcome Period, the Fund seeks to provide investors holding the Fund’s shares for the entire Target Outcome Period upside participation matching that of the Underlying ETF, up to the cap. The cap for the current Target Outcome Period is 11.12% (before fees and expenses).
■
If the Underlying ETF depreciates over the Target Outcome Period, the Fund seeks to ensure that investors holding the Fund’s shares for the entire Target Outcome Period do not experience the first 20% of Underlying ETF losses, prior to taking into account the Fund's fees and expenses.
■
If the Underlying ETF depreciates by more than 20% over the Target Outcome Period, the Fund will experience all subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in share price by 25% the Fund is expected to lose 5% before fees and expenses).
The current Target Outcome Period began on December 1, 2025 and will end on November 30, 2026. Subsequent Target Outcome Periods will begin on the day after the prior Target Outcome Period ends and will end on the day before the one-year anniversary of that new Target Outcome Period (in each case, assuming such day is a business day). On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The limited buffer will remain the same for each Target Outcome Period. The cap and limited buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will not terminate as a result of reaching the end of a Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. See “Subsequent Target Outcome Periods” for more information. An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period would be expected to experience

PGIM Rock ETF Trust

results that are very different from returns sought by the Fund for that Target Outcome Period and may be exposed to greater risk of loss. While the cap and limited buffer are designed to provide the intended range of returns only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s net asset value (“NAV”) and the Underlying ETF’s price return. As the Underlying ETF’s price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and limited buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market price during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and limited buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s limited buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF value. See “Limited Buffer and Cap” below for additional information.
The graph below shows hypothetical examples of returns the Fund would experience (before fees and expenses) based on example returns of the Underlying ETF. The hypothetical examples set forth below do not represent the performance of the Fund and investors should not rely on the hypothetical examples shown below as an indication of the actual or future performance of the Fund.
◼ Reference Asset	◼ PGIM S&P 500 Buffer 20 ETF – December

The Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
The Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
FLEX Options
The Fund invests in FLEX Options, which are a type of derivative. For each Target Outcome Period, the Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly,
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variations in the value of the FLEX Options affect the correlation between the Fund’s NAV and the price of the Underlying ETF. The Fund utilizes European style option contracts, which are exercisable only on the expiration date of the option contract.
The Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. The Fund seeks to achieve the limited buffer by using the four kinds of FLEX Options, and the price of the FLEX Options is used to establish the Fund's cap. The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by the Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold on the first day of the Target Outcome Period. On the termination date of an outcome period, the Fund will invest in a new set of FLEX Options and another outcome period will commence. The target outcome may only be realized by investors who continuously hold Fund shares from the commencement of the Target Outcome Period until its conclusion. Investors who purchase Fund shares after the Target Outcome Period has begun or sell Fund shares prior to the Target Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide.
Limited Buffer and Cap
The Fund seeks to provide a limited buffer to absorb the first 20% loss (before fees and expenses) of the Underlying ETF at the end of each Target Outcome Period. If the Underlying ETF has decreased in price by more than 20%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF decreases in price by 25%, the Fund is expected to lose 5% before fees and expenses). The limited buffer is set before taking into account the Fund's management fees and expenses charged to shareholders. When the Fund's management fees are taken into account, the limited buffer is 19.5%. The limited buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a limited buffer on the first 20% loss (before fees and expenses) of the Underlying ETF as of any time other than the end of the Target Outcome Period.
If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund‘s NAV has decreased in value by 20% or more (before fees and expenses) from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s limited buffer will essentially be zero (meaning the investor is exposed to a greater risk of losing their entire investment). If an investor purchases Fund shares at a time when the Fund’s NAV has decreased in value by less than 20% (before fees and expenses) from the Initial Fund Value, that investor’s limited buffer will be reduced by the difference between the Initial Fund Value and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain could be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. There is no guarantee that the Fund will recover such value or experience such gains. The cap and limited buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then a shareholder must experience losses prior to gaining the protection offered by the limited buffer (because the Fund must first decrease in value to its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer). While the Fund seeks to limit losses to the extent of the limited buffer (before fees and expenses) for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. If the Fund’s NAV has decreased below the limited buffer at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period could lose their entire investment . An investment in the Fund is only appropriate for shareholders willing to bear those losses. There is no guarantee the limited buffer will be successful and a shareholder investing at the beginning of a Target Outcome Period could also lose their entire investment.

PGIM Rock ETF Trust

The returns of the Fund are subject to a cap for the Target Outcome Period of 11.12% (before fees and expenses) and 10.62% (after the Fund’s management fee but excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period. If the Underlying ETF experiences any percentage gains over the amount of the cap, Fund shareholders will not experience those gains. Therefore, regardless of the price return of the Underlying ETF, the cap (net of fees) is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.50% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses (such as unexpected litigation) incurred by the Fund. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time that the cap is set, including interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the FLEX Options.
The cap level is a result of the design of the Fund’s principal investment strategy. To provide the target outcome, the Fund purchases and sells a series of put and call FLEX Options on or around the last business day of the month prior to the beginning of a Target Outcome Period. As the purchaser of these FLEX Options, the Fund is obligated to pay a premium to the seller of those FLEX Options. The Fund’s subadviser will calculate the amount of premiums that the Fund will owe on the put options acquired and sold to provide the limited buffer and will then sell call FLEX Options with terms that entitle the Fund to receive premiums such that the net amount of premiums paid per unit of the Underlying ETF is approximately equal to the price per unit of shares of the Underlying ETF. The cap is the strike price of those FLEX Options the Fund is selling. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which it purchased its Fund shares and the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the limited buffer. If an investor buys Fund shares when the price exceeds the cap, an investor selling their shares at the end of the Target Outcome Period will not experience any gain regardless of the price return of the Underlying ETF. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period, and an investor may experience returns on the Fund significantly below the cap.
In periods of extreme market volatility or during market disruption events, the Fund’s ability to offset investor losses through the use of the FLEX Options to achieve the stated limited buffer, or provide a return up to the stated upside cap may be impaired, resulting in an upside limit significantly below the cap and downside protection significantly lower than the limited buffer, because the Fund may not be able to trade or exercise existing FLEX Options, or may not receive timely payment from its counterparties. An investor may lose their entire investment and an investment in the Fund is only appropriate for investors willing to bear those losses.
Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, https://www.pgim.com/investments/etf-buffer-fund, Ticker: PBDE, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and limited buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.
Principal Risks.  All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return, if any, you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
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An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares of the Fund” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide limited downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the limited buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a predetermined upside cap. The cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the price performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. Investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.
Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of the Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

PGIM Rock ETF Trust

Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund portfolio investments.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund holdings.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume or market liquidity decreases, or if the spread on the Fund’s underlying securities increases.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.
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FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion

PGIM Rock ETF Trust

of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Leverage Risk. FLEX Options and other derivatives may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe, and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
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Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.
New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the limited buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF due to the annual imposition of a new cap and may be unable to recapture losses from a prior Target Outcome Period as a result of the Fund resetting its cap each Target Outcome Period.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to RICs. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay

PGIM Rock ETF Trust

substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses. The Fund's value may not directly correlate to the value of the Underlying ETF due to the Fund's fees and transaction expenses related to the FLEX Options and that the FLEX Options are only exercisable on the expiration date. The fluctuating value of the FLEX Options will affect the Fund's value. Because the Fund does not hold shares of the Underlying ETF directly, the Fund will not receive or benefit from any dividend payments made by the Underlying ETF.
Performance
The following bar chart shows the performance of the Fund’s shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund’s average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
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Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.

Annual Total Returns

14%
12%
10%
8%
6%
4%
2%
0%
11.67
2025

Best Quarter:		Worst Quarter:
5.59%	2nd Quarter 2025	-1.60%	1st Quarter 2025

Average Annual Total Returns % (as of 12-31-25)

	One Year	Since Inception	Inception Date
Return Before Taxes	11.67%	10.64%	5-23-2024
Return After Taxes on Distributions	11.67%	10.64%	5-23-2024
Return After Taxes on Distributions and Sale of Fund Shares	6.91%	8.16%	5-23-2024
Index % (reflects no deduction for fees, expenses or taxes) (as of 12-31-25)
S&P 500 Price Return Index	16.39%	17.86%*
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as traditional 401(k) plans or individual retirement accounts.
* Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Quantitative Solutions LLC	Marco Aiolfi, PhD	Managing Director, Head of Multi-Asset team and Portfolio Manager	May 2024
		John Hall, CFA	Principal and Portfolio Manager	May 2024
		Devang Gambhirwala	Managing Director and Portfolio Manager	May 2024
BUYING AND SELLING FUND SHARES
Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries at market prices and are not individually redeemable by the ETF. Shares of the Fund are listed for trading on the Exchange, and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a “premium”) or less than NAV (a “discount”). You may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (“bid”) and the lowest price a seller is willing to accept for shares of the Fund (“ask”) when buying or selling shares in the secondary market (the “bid-ask spread”).

PGIM Rock ETF Trust

TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a traditional 401(k) plan or a traditional individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), PGIM or other related companies may pay the intermediary for marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems or other services related to the sale or promotion of the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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MORE ABOUT THE FUNDS' PRINCIPAL AND NON-PRINCIPAL INVESTMENT STRATEGIES, INVESTMENTS AND RISKS
INVESTMENT STRATEGIES AND INVESTMENTS
The investment objective of the PGIM S&P 500 Buffer 12 ETFs is to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the State Street® SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period.
The investment objective of the PGIM S&P 500 Buffer 20 ETFs is to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 20% (before fees and expenses) of the State Street® SPDR® S&P 500® ETF Trust’s losses over the one-year Target Outcome Period.
Under normal market conditions, each Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide exposure to securities included in the S&P 500® Index. The Funds are actively managed exchange-traded funds (“ETFs”). Each Fund considers large-capitalization companies to be companies in which State Street® SPDR® S&P 500® ETF Trust (the “Underlying ETF”) invests and/or which are included in the S&P 500® Index.
Each Fund is “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it can invest a greater percentage of its assets in fewer issuers than a “diversified” fund.
Each Fund’s investment objective is not a fundamental policy, and therefore may be changed by the Board without shareholder approval.
FLEX Options
Each Fund invests substantially all of its assets in customized equity or index option contracts known as FLexible EXchange® Options (“FLEX Options”) on the Underlying ETF, which are a type of derivative. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, indices or currencies. Derivatives may be traded on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives). Each Fund may be limited in its use of derivatives by rules adopted by the SEC governing derivatives transactions.
An option gives the purchaser the right to buy or sell securities or currencies, or in the case of an option on a futures contract, the right to buy or sell a futures contract in exchange for a premium, on or before a specific date (the “expiration date”) at an agreed upon price (the “strike price”). A call option gives the purchaser the right to buy the underlying asset at the strike price on the expiration date, while a put option gives the purchaser the right to sell the underlying asset at the strike price on the expiration date. When a Fund purchases an option, it pays a premium and then has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying asset if the Fund exercises the option. When a Fund is selling (or “writing”) an option, it receives a premium and then has an obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying asset if the buyer of the option exercises the option. The Funds utilize European style option contracts, which are exercisable only on the expiration date of the option contract.
For each Target Outcome Period, a Fund will invest in a combination of purchased and written FLEX Options that reference the Underlying ETF. Because a portion of the value of a Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options affect the correlation between each Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable equity or index option contracts traded on an exchange, but provide investors with the ability to customize key contract terms like expiration date, option type (put or call), exercise style, strike price, premium, trading hours and exercise settlement, among others. FLEX Options are guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market

PGIM Rock ETF Trust

clearinghouse that guarantees performance by each of the counterparties to the FLEX Options by becoming the “buyer for every seller and the seller for every buyer,” and seeking to protect clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events.
A Fund will generally, under normal market conditions, hold four kinds of FLEX Options for each Target Outcome Period. A Fund will seek to purchase a call option that is expected to have a very low strike price, which provides the Fund with exposure to the share price return of the Underlying ETF. To seek to achieve its limited buffer, a Fund will simultaneously write a put option with a strike price that is equal to the downside limited buffer while purchasing a put option with a strike price that reflects the then-current share price of the Underlying ETF (the “put-spread”). That Fund will then write a call option with a strike price that is determined by the cost of the put-spread, which call option will determine the level of the Fund’s cap. Each Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options. As a result, the FLEX Options written by a Fund will be fully covered and no additional collateral will be necessary at expiration. Each of the FLEX Options purchased and sold throughout the Target Outcome Period will have the same terms, such as strike price and expiration date, as the FLEX Options purchased and sold by a Fund on the first day of the Target Outcome Period. On the termination date of an outcome period, each Fund will invest in a new set of FLEX Options and another outcome period will commence. The target outcome may only be realized by investors who continuously hold Fund shares from the commencement of the Target Outcome Period until its conclusion. Investors who purchase Fund shares after the Target Outcome Period has begun or sell Fund shares prior to the Target Outcome Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide.
The Funds enter into derivatives transactions, including FLEX Options, pursuant to Rule 18f-4 under the 1940 Act. Rule 18f-4 requires a Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.
Subsequent Target Outcome Periods
Each Fund will alert existing shareholders to its respective new cap at the beginning of each new Target Outcome Period in the following manner:
■
1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will file a supplement to its prospectus that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap range for the next Target Outcome Period.
■
2. Following the close of business on the last day of the Target Outcome Period, the Fund will file a supplement to its prospectus that discloses the Fund’s cap for the next Target Outcome Period.
■
3. On the first day of the new Target Outcome Period, the Fund will file a full revised prospectus that incorporates the supplement filing from the previous evening which replaces the caps/dates associated with the previous Target Outcome Period with the caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes.
■
Investors are encouraged to visit their Fund’s website (https://www.pgim.com/investments/etf-buffer-fund) on the first day of a Target Outcome Period (or the first business day thereafter) to obtain information on the cap for the Target Outcome Period. Investors should consider the cap before investing in the Fund for the Target Outcome Period.
Money Market Instruments
Each Fund may hold cash and/or invest in money market instruments, including commercial paper of a U.S. or non-U.S. company, non-U.S. government securities, certificates of deposit, bankers' acceptances, time deposits of domestic and non-U.S. banks, and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. These obligations may be U.S. dollar-denominated or denominated in a non-U.S. currency. Money market instruments typically have a maturity of one year or less as measured from the date of purchase.
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U.S. Government and Agency Securities
Each Fund may invest in securities issued or guaranteed by the U.S. Government or by an agency or instrumentality of the U.S. Government. Some U.S. Government securities are backed by the full faith and credit of the United States, which means that payment of principal and interest is guaranteed but market value is not.
Investments in Affiliated and Unaffiliated Funds
Each Fund may invest its assets in affiliated or unaffiliated funds, including ETFs. Each Fund can invest its free cash balances in short-term bond funds and/or money market funds to obtain income on short-term cash balances while awaiting attractive investment opportunities, to provide liquidity in preparation for anticipated redemptions or for defensive purposes. Such an investment could also allow a Fund to obtain the benefits of a more diversified portfolio than might otherwise be available through direct investments in those asset classes, and will subject the Fund to the risks associated with the particular asset class. The investment results of the portions of a Fund’s assets invested in the other funds will be based on the investment results of the other funds. As a shareholder in other funds, a Fund will pay its proportional share of the expenses of the other funds.
The affiliated short-term bond funds and certain affiliated money market funds do not pay a management fee to the investment manager, since the investment manager only receives reimbursement for its expenses. Thus, shareholders of a Fund are not paying management fees for both the Fund and the affiliated short-term bond funds and money market funds.
To the extent a Fund serves as an underlying investment for other registered funds, the Fund may be prohibited from investing in certain registered funds and private funds.
Temporary Defensive Investments
In response to adverse market, economic or political conditions, a Fund may take a temporary defensive position and invest up to 100% of its net assets (plus any borrowings for investment purposes) in money market instruments, including short-term obligations of, or securities guaranteed by, the U.S. Government, its agencies or instrumentalities, or in high-quality obligations of U.S. or non-U.S. banks and corporations, and may hold up to 100% of its net assets (plus any borrowings for investment purposes) in cash or cash equivalents. Although the subadviser has the ability to take defensive positions, because of the nature of the Funds, the subadviser is unlikely to do so for a variety of reasons, even during volatile market conditions. Investing heavily in these securities is inconsistent with and limits a Fund's ability to achieve its investment objective, but may help to preserve a Fund's assets.
Other Investments
In addition to the strategies and securities discussed above, each Fund may use other strategies or invest in other types of securities as described in the Statement of Additional Information (“SAI”). Any Fund might not use all of the strategies or invest in all of the types of securities as described in the Prospectus or in the SAI.
The tables below summarize the investment limits applicable to the Fund’s principal investment strategies and certain non-principal investment strategies.
Principal Strategies: Investment Limits
■Investments that provide exposure to securities included in the S&P 500® Index: At least 80% of net assets (plus any borrowings for investment purposes) under normal market conditions.
■Derivatives: No limit, subject to the requirements under Rule 18f-4 under the 1940 Act.

Certain Non-Principal Strategies: Investment Limits
■Money Market Instruments: Up to 100% of net assets (plus any borrowings for investment purposes) on a temporary basis ■Illiquid investments: Up to 15% of net assets
RISKS OF INVESTING IN a FUND
The order of the below risk factors does not indicate the significance of any particular risk factor. The below risk factors apply to each Fund and/or the Underlying ETF. Unless otherwise specified, references to a “Fund” apply to each Fund and the Underlying ETF.

PGIM Rock ETF Trust

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in “How to Buy and Sell Shares” in the Fund’s Prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (“NAV”), may trade at larger spreads, and possibly face trading halts and/or delisting. The Fund may experience losses to the extent an Authorized Participant fails to deliver securities or other assets to the Fund when engaging in creation or redemption transactions, or otherwise breaches its obligations to the Fund, if the Fund is unable to enforce its rights under the Fund’s agreement with the Authorized Participant.
Buffered Loss Risk. There can be no guarantee that the Fund will be successful in its strategy to provide limited downside protection against Underlying ETF losses. The Fund does not provide principal protection and a shareholder may experience significant losses including losing their entire investment. The Fund’s strategy seeks to deliver returns that match the price return of the Underlying ETF (up to the cap), while limiting downside losses, if shares are bought on the first day of the Target Outcome Period and held until the end of the Target Outcome Period. If an investor purchases shares after the first day of the Target Outcome Period or sells shares prior to the end of the Target Outcome Period, the buffer that the Fund seeks to provide may not be available. A shareholder may also bear losses against which the buffer is intended to protect. In periods of extreme market volatility, the Fund’s downside protection may be significantly less than the limited buffer. In addition, because the buffer is structured to protect the Fund’s loss of NAV, to the extent an investor sells Fund shares on an exchange and the Fund’s shares are trading at prices that deviate from NAV, a shareholder may not realize the full value of the of the downside protection or benefit from the full value of any appreciation up to the cap.
Cap Change Risk. A new cap is established at the beginning of each Target Outcome Period and is dependent on prevailing market conditions. As a result, the cap may rise or fall from one Target Outcome Period to the next and is unlikely to remain the same for consecutive Target Outcome Periods.
Capped Upside Risk. The Fund’s strategy seeks to provide returns subject to a predetermined upside cap. The cap is the approximate maximum return that an investor can achieve from an investment in the Fund over an entire Target Outcome Period. If the Underlying ETF experiences gains during a Target Outcome Period, the Fund will not participate in those gains beyond the cap. If an investor does not hold its Fund shares for an entire Target Outcome Period, the returns realized by that investor may not match those the Fund seeks to achieve. As a result of the Fund's fees and expenses and because the Fund's returns are subject to a cap, the return of the Fund could represent a return that is worse than the price performance of the Underlying ETF. In periods of heightened market volatility, the Fund’s upside limit may be significantly lower than the cap.
Cash Transactions Risk. Unlike ETFs that engage almost exclusively in creations and redemptions in exchange for a basket of portfolio securities (an “in-kind” transaction), the Fund may effect its creations and redemptions in cash or partially in cash. To the extent the Fund engages primarily in cash creation or redemption transactions, an investment in the Fund may be less tax-efficient than an investment in ETFs that transact primarily or solely in-kind. Many ETFs generally make in-kind redemptions and avoid realizing gains in connection with transactions designed to raise cash to meet redemption requests. If the Fund effects a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds, which involves transaction costs. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized if it were to distribute portfolio securities in-kind, or to recognize such gain sooner than would otherwise be required. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF.
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Counterparty Risk. Derivatives are subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty. The Options Clearing Corporation (“OCC”) acts as guarantor and central counterparty with respect to the FLEX Options. As a result, the ability of each Fund to meet its objective depends on the OCC being able to meet its obligations. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.
Cyber Security Risk. Failures or breaches of the electronic systems of the Fund, the Fund's manager, subadviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund's service providers or issuers of securities in which the Fund invests. In addition, the rapid development and increasingly widespread use of artificial intelligence, including machine learning technology and generative artificial intelligence, could exacerbate these risks or result in cyber security incidents that implicate personal data.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Equity and Equity-Related Securities Risk. The Fund is exposed to the performance of the equity markets through its exposure to options on the Underlying ETF. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
ETF Shares Trading Risk. Fund shares are listed for trading on an exchange (the “Exchange”) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. We cannot predict whether shares of the Fund will trade above, below or at their NAV. Trading

PGIM Rock ETF Trust

on the Exchange, including trading of Fund shares, may be halted in certain circumstances and shareholders may not be able to sell Fund shares at the time or price desired. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio investments. This adverse effect on the liquidity of the Fund’s shares could lead to differences between the market price of the Fund’s shares and the NAV of those shares. There can be no assurance that the requirements of the Exchange to maintain the listing of shares of the Fund will continue to be met. At times, trading in the securities of ETFs has become volatile and unpredictable and the price of ETF shares has diverged from market driven fundamentals.
Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt or operational error), as well as other factors, may result in the Fund’s shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. Premiums and discounts relate to differences between the market price and NAV of the Fund’s shares. During such periods, you may incur significant losses if you sell your shares of the Fund.
The securities held by the Fund may be traded in markets that close at a different time than the Exchange and may trade outside of a collateralized settlement system. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads for the Fund’s shares on the Exchange and the corresponding premium or discount between the market price for Fund shares and their NAV may widen. Additionally, during times when the Exchange is open but after the applicable market is closed, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund’s trading day on the Exchange and this may lead to differences between the market price of the Fund’s shares and the underlying value of those shares.
Cost of Buying or Selling Shares. When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decreases. In times of severe market disruption, including when trading of the Fund’s holdings may be halted, the bid-ask spread may increase significantly. This means that the shares may trade at a discount to the Fund’s NAV, and the discount is likely to be greatest during significant market volatility.
No Guarantee of Active Trading Market Risk. While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.
FLEX Options Risk. When the Fund purchases an option, it may lose the premium paid for it if the price of the underlying security, commodity or other asset decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund. To the extent that the Fund writes or sells an option, if the decline or increase in the underlying asset is significantly below or above the exercise price of the written option, the Fund could experience a substantial or unlimited loss. Options pricing is volatile, and the price may fluctuate based on movements in the value of the underlying asset or for reasons other than changes in the value of the underlying asset. Investments in options are considered speculative.
FLEX Options are subject to the risk that they may be less liquid than other securities, including standardized options. FLEX Options are listed on an exchange; however, there is no guarantee that a liquid secondary trading market will exist for the FLEX Options. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the
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payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective.
FLEX Options Trading Risk. Transactions in FLEX Options are required to be centrally cleared. In a transaction involving FLEX Options, the Fund's counterparty is the OCC, rather than a bank or broker. Since the Fund is not a member of the OCC and only members (“clearing members”) can participate directly in the OCC, the Fund will hold its FLEX Options through accounts at clearing members. For FLEX Options positions, the Fund will make payments (including margin payments) to and receive payments from the OCC through its accounts at clearing members. Although clearing members guarantee their clients’ obligations to the OCC, there is a risk that a clearing member may default. The OCC collects margin, maintains a clearing fund specifically to mitigate a clearing member default and segregates all customer accounts from a clearing member’s proprietary accounts, however customer accounts are held in an omnibus account and are not identified with the name of an individual customer. As a result, assets deposited by the Fund with a clearing member as margin for FLEX Options may be used to satisfy losses of other clients of the Fund’s clearing member. There is a risk that the assets of the Fund might not be fully protected in the event of a clearing member’s default and the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account. Therefore, the Fund could experience and significant loss in the event of a clearing member’s default. Additionally, the OCC may be unable to perform its obligations under the FLEX Options contracts due to unexpected events, which could negatively impact the value of the Fund.
FLEX Options Valuation Risk. The FLEX Options held by the Fund will be exercisable at the strike price only on their expiration date. As an in-the-money FLEX Option approaches its expiration date, its value typically will increasingly move with the value of the Underlying ETF. However, the value of the FLEX Options prior to the expiration date may vary because of related factors other than the value of the Underlying ETF. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. Factors that may influence the value of the FLEX Options generally include interest rate changes, dividends, the actual and implied volatility levels of the Underlying ETF’s share price, and the remaining time until the FLEX Options expire, among others. The value of the FLEX Options held by the Fund typically do not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis due to these factors (although they generally move in the same direction), and, as a result, the Fund’s NAV may not increase or decrease at the same rate as the Underlying ETF’s share price.
Large Capitalization Companies Risk. Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund's value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. Certain of these entities may use predetermined, nondiscretionary mathematical formulas in their investment process that may result in large-scale asset flows into and out of the Fund. These shareholders may also pledge or loan Fund shares (to secure financing or otherwise), which may result in the shares becoming concentrated in another party. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Such redemptions may cause the Fund to have to sell securities at inopportune times or prices. These transactions may adversely affect the Fund’s performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in credit line borrowing fees and/or overdraft charges to the Fund until the sales of portfolio securities necessary to cover the redemption request settle. To the extent a large shareholder in the Fund is an entity subject to domestic and/or international regulations governing banking, insurance, or other financial institutions, changes in those regulations (e.g., capital requirements) or in the shareholder’s financial status may cause or require the shareholder to redeem its investment in the Fund when it

PGIM Rock ETF Trust

otherwise would not choose to redeem that investment. It is also possible that a significant redemption could result in an increase in Fund expenses on account of being spread over a smaller asset base, and therefore make it more difficult for the Fund to implement its investment strategy. Large redemptions could also result in tax consequences to shareholders. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Leverage Risk. FLEX Options and other derivatives may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment return. The Fund may be required to pledge its assets or post margin in connection with certain borrowings or derivatives transactions that involve leverage. There is a possibility that posting or pledging a large portion of the assets of the Fund could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investment at unfavorable prices or times.
Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests.
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
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Market Risk. The markets for securities and other financial instruments may be volatile and the market prices of the Fund’s holdings may decline. Securities and other financial instruments fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities or other assets owned by the Fund or the Underlying ETF fall, the value of your investment in the Fund will decline.
New/Small Fund Risk. The Fund recently commenced operations and has a limited operating history. As a new and relatively small fund, the Fund's performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Fund performance may be lower or higher during this “ramp-up” period, and may also be more volatile, than would be the case after the Fund is fully invested. Similarly, a new or smaller fund's investment strategy may require a longer period of time to show returns that are representative of the strategy. New funds have limited performance histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. If the Fund were to fail to successfully implement its investment strategies or achieve its investment objective, performance may be negatively impacted, and any resulting liquidation could create negative transaction costs for the Fund and tax consequences for investors. Since the Fund is new, an active secondary market for the shares of the Fund may not develop or may not continue once developed. Shareholders holding large blocks of shares of the Fund, including the Manager and its affiliates, may hold their shares for long periods of time, which may lead to reduced trading volumes, wider trading spreads and impede the development or maintenance of an active secondary trading market for Fund shares. These large shareholders may also loan or sell all or a portion of their Fund shares, which may result in increasing concentration of Fund shares in a small number of holders, and the potential for large redemptions, decreases in Fund assets and increased expenses for remaining shareholders.
Non-Diversified Investment Company Risk. The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.
Target Outcome Period Risk. The Fund is designed to deliver returns that approximate the Underlying ETF if Fund shares are bought on the first day of a Target Outcome Period and held until the end of the Target Outcome Period, subject to the limited buffer and the cap. If an investor purchases Fund shares after the first day of a Target Outcome Period or sells shares prior to the expiration of the Target Outcome Period, the returns realized by the investor will not match those that the Fund seeks to provide. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF due to the annual imposition of a new cap and may be unable to recapture losses from a prior Target Outcome Period as a result of the Fund resetting its cap each Target Outcome Period.
Tax Risk. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended (the “Code”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not clear. This includes the tax aspects of the Fund's options strategy (including the distribution of options as part of the Fund’s in-kind redemptions), the possible application of the “straddle” rules, and various loss limitation provisions of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to shareholders. To qualify and maintain its status as a RIC, the Fund must meet certain income, diversification and distribution tests. For purposes of the diversification test, the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published Internal Revenue Service guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. Based upon the language in the legislative history, the Fund intends to treat the issuer of the FLEX Options as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund

PGIM Rock ETF Trust

to count the FLEX Options as automatically diversified investments under the RIC diversification requirements. The Fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to RICs. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the Fund may not qualify, or may be disqualified, as a RIC. If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, a Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, a Fund may reorganize, close or materially change its investment objective and strategies.
The Fund’s investments in offsetting positions with respect to the Underlying ETF may affect the character of gains or losses realized by the Fund under the Code’s “straddle” rules and may increase the amount of short-term capital gain realized by the Fund. Short-term capital gains are taxed as ordinary income when distributed to U.S. shareholders in a non-liquidating distribution. As a result, if the Fund makes a non-liquidating distribution of its short-term capital gain, the amount which U.S. shareholders must treat as ordinary income may be increased substantially as compared to a fund that did not engage in such transactions. Accordingly, shareholders could have a lower after-tax return from investing in the Fund than investing directly in the Underlying ETF (even if the value of the Underlying ETF does not exceed the cap).
The FLEX Options included in the Fund’s portfolio are exchange-traded options. The tax treatment of certain derivatives contracts including listed non-equity options written or purchased by the Fund on U.S. exchanges (such as options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 Contracts”). Section 1256 Contracts are treated as if they were sold (i.e., “marked to market”) at the end of each year. Gain or loss is recognized on this deemed sale. Such treatment could cause the Fund to recognize taxable income without receiving cash. In order to maintain its RIC qualification, the Fund must distribute at least 90% of its income annually. If FLEX Options held by the Fund are subject to Section 1256 of the Code, and the Fund is unable to distribute marked-to-market gains to its shareholders, the Fund may lose its RIC qualification and be taxed as a regular corporation. The Fund believes that the FLEX Options typically held in its portfolio will not be subject to Section 1256, and disposition of such options will likely result in short-term capital gains or losses.
In addition, the Fund generally does not expect to recognize taxable gains on the in-kind distribution of appreciated portfolio securities to a redeeming shareholder, which may reduce the amount of taxable gains the Fund would otherwise be required to distribute. However, certain tax aspects of the Fund’s in-kind distributions, including the treatment of certain options, are not clear. If the Fund were required to recognize gain on its in-kind distributions, the effect on the Fund would be similar to the Fund effecting a portion of its redemptions for cash. This generally would cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise have been required, and would increase the amount required to be distributed by the Fund in order to maintain its qualification as a RIC.
Additionally, buying securities shortly before the record date for a taxable dividend or capital gain distribution is commonly known as “buying a dividend.” If a shareholder purchases Fund shares after the Hedge Period has begun and shortly thereafter a Fund issues a dividend, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.
Underlying ETF Risk. The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying ETF. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with the Underlying ETF and its investments. Exposure to the Underlying ETF will also expose the Fund to a pro rata portion of the Underlying ETF’s fees and expenses. The Fund's value may not directly correlate to the value of the Underlying ETF due to the Fund's fees and transaction expenses related to the FLEX Options and that the FLEX Options are only exercisable on the expiration date. The fluctuating value of the FLEX Options will affect the Fund's value. Because the Fund does not expect to hold shares of the Underlying ETF directly, the Fund will not receive or benefit from any dividend payments made by the Underlying ETF.
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Please note that, in addition to the risks discussed above, there are many other factors that may impact a Fund’s ability to achieve its investment objective and which could result in a loss of all or a part of your investment.
More information about each Fund’s investment strategies and risks appears in the SAI.

PGIM Rock ETF Trust

HOW THE FUNDS ARE MANAGED
BOARD OF Trustees
The Funds are overseen by a Board of Trustees (hereafter referred to as “Trustees,” or the “Board”). The Board oversees the actions of the Manager, subadviser and Distributor and decides on general policies. The Board also oversees the Funds' officers, who conduct and supervise the daily business operations of the Funds.
PGIM
PGIM is the principal asset management business of Prudential Financial, Inc. (“Prudential”), which includes PGIM, Inc. and its global subsidiaries and affiliates. PGIM offers clients deep expertise across public and private asset classes, delivering a diverse range of investment strategies and tailored solutions to institutional and retail clients. As of June 30, 2026, PGIM managed approximately $1.49 trillion in assets.
MANAGER
PGIM Investments LLC (“PGIM Investments”)
655 Broad Street
Newark, NJ 07102-4410
As manager, PGIM Investments manages each Fund’s investment operations and administers its business affairs and is responsible for supervising each Fund’s subadviser. Pursuant to the management agreement relating to the Funds, PGIM Investments is responsible for substantially all expenses of the Funds, except taxes, brokerage expenses, interest expenses, distribution fees or expenses, expenses incident to shareholder meetings and extraordinary expenses. The Funds may also pay for any costs or expenses of investing in other funds. Each Fund pays PGIM Investments management fees at the rate of 0.50% of the respective Fund’s average daily net assets.
PGIM Investments and its predecessors have served as a manager or administrator to investment companies since 1987. PGIM Investments, a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential”), serves as the investment manager to all of the Prudential U.S. and offshore open-end investment companies, and as the manager or administrator to closed-end investment companies.
Subject to the supervision of the Board, PGIM Investments is responsible for conducting the initial review of prospective subadvisers for the Funds. In evaluating a prospective subadviser, PGIM Investments considers many factors, including the firm's experience, investment philosophy and historical performance. Subject to the Board’s oversight, PGIM Investments is also responsible for monitoring the performance of a Fund’s subadviser and recommending its termination and replacement when deemed appropriate. PGIM Investments may provide a subadviser with additional investment guidelines consistent with a Fund’s investment objective and restrictions.
PGIM Investments and the Funds operate under an exemptive order (the “Order”) from the SEC that generally permits PGIM Investments to enter into or amend agreements with unaffiliated subadvisers and certain subadvisers that are affiliates of PGIM Investments without obtaining shareholder approval. This authority is subject to certain conditions, including the requirement that the Board must approve any new or amended agreements with a subadviser. Shareholders of a Fund still have the right to terminate these agreements at any time by a vote of the majority of the outstanding shares of such Fund. A Fund will notify shareholders of any new subadvisers engaged or material amendments to subadvisory agreements made pursuant to the Order. Any new subadvisory agreement or amendment to the Funds' management agreement or current subadvisory agreement that directly or indirectly results in an increase in the aggregate management fee rate payable by a Fund will be submitted to such Fund’s shareholders for their approval. PGIM Investments does not currently intend to retain unaffiliated subadvisers.
A discussion of the basis for the Board's approvals of the management and subadvisory agreements is available in the Funds' Form N-CSR filed with the SEC for the period ending October 31, and made available on the Funds' website at www.pgim.com/investments/etf-buffer-fund.
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SUBADVISER
PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”), a registered investment adviser, is an investment group of PGIM. The firm was founded in 1975 as the quantitative equity and multi-asset business of PGIM, Inc. PGIM Quantitative Solutions manages assets in quantitative equity and multi-asset strategies for a global client base of pension funds, endowments, foundations, sovereign wealth funds and subadvisory accounts. With offices in Newark, San Francisco* and London, PGIM Quantitative Solutions' primary address is 655 Broad Street, Newark, New Jersey 07102.
*PGIM Quantitative Solutions does not conduct investment advisory activities from this location.
PORTFOLIO MANAGERS
PGIM Quantitative Solutions typically follows a team approach in the management of its portfolios. The members of the PGIM Quantitative Solutions team that are jointly and primarily responsible for the day-to-day management of the Funds are listed below.
Marco Aiolfi, PhD is a Managing Director, Head of PGIM Quantitative Solutions’ Multi-Asset team and Portfolio Manager. He spearheads the group’s strategic initiatives and is responsible for portfolio management, research, product development of the multi-asset platform. Prior to his current role, Marco was the Head of Systematic Multi-Asset Strategies, overseeing research, development and portfolio management of systematic total and absolute return investment solutions. Before joining PGIM Quantitative Solutions, Marco was a Lead Portfolio Manager and Researcher for GTAA and volatility strategies for the Quantitative Investment Strategies team at Goldman Sachs Asset Management, and a Principal at Platinum Grove Asset Management. Previously, Marco was a research scholar at the University of California, San Diego, and a visiting scholar at the International Monetary Fund. Marco’s articles have appeared in several journals including the Journal of Econometrics, Journal of Financial Econometrics, Journal of Development Economics, Journal of Forecasting, Journal of Investment Management and the Journal of Portfolio Management. He earned a BA in economics and a PhD in economics from Bocconi University in Italy.
John Hall, CFA is a Principal for PGIM Quantitative Solutions working within the Multi-Asset team. He is responsible for portfolio management, investment strategy, portfolio design, and multi-asset research. Prior to his current role, John was a Director with PGIM Global Partners, where he held portfolio management responsibilities. He earned a BS in economics (honors) with minors in mathematics, management, and political science from Purdue University. John also holds an MA in economics from New York University.
Devang Gambhirwala is a Managing Director and Portfolio Manager for PGIM Quantitative Solutions working within the Quantitative Equity and Multi-Asset teams. He is responsible for portfolio management, analysis and research for Quantitative Equity portfolios, including the oversight of long-short strategies since their inception over 20 years ago. In addition, Devang has managed options-based defensive equity strategies for the Multi-Asset team for more than 30 years. Prior to joining PGIM Quantitative Solutions, Devang worked as a Quantitative Research Analyst and Assistant Portfolio Manager for PGIM, Inc. He earned a BS in Computer and Information Sciences from the New Jersey Institute of Technology and an MBA from Rutgers University.
Additional information about portfolio manager compensation, other accounts managed, and portfolio manager ownership of Fund securities may be found in the SAI.
DISTRIBUTOR
Each Fund's Distributor is Prudential Investment Management Services LLC (“PIMS” or the “Distributor”). The Distributor is a broker-dealer registered with the SEC. The Distributor distributes Creation Units (as defined below in the section “How to Buy and Sell Shares”) for each Fund and does not maintain a secondary market in shares of the Fund.
Distribution and Service Plan

PGIM Rock ETF Trust

Each Fund has adopted a Distribution and Service Plan (the “12b-1 Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). The 12b-1 Plan permits compensation in connection with the distribution and marketing of Fund shares and/or the provision of certain shareholder services. The 12b-1 Plan permits each Fund to pay compensation at an annual rate of up to 0.25% of each Fund's average daily net assets. However, the Board has determined not to authorize payment of a 12b-1 Plan fee at this time.
The 12b-1 fee may only be imposed or increased when the Board determines that it is in the best interests of shareholders to do so. Because these fees, when and if authorized, will be paid out of each Fund's assets on an ongoing basis, over time they will increase the cost of an investment in each Fund.
PGIM or its affiliates make payments to broker-dealers, registered investment advisers, banks or other intermediaries (together, “intermediaries”) related to marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems, or their making Fund shares available to their customers generally and in certain investment programs. Such payments, which may be significant to the intermediary, are not made by each Fund. Rather, such payments are made by PGIM or its affiliates from their own resources, which come directly or indirectly in part from fees paid by each Fund. A financial intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the payments it is eligible to receive. Therefore, such payments to an intermediary create conflicts of interest between the intermediary and its customers and may cause the intermediary to recommend the funds over another investment. More information regarding these payments is contained in each Fund’s SAI.
Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from PGIM or its affiliates.
DISCLOSURE OF PORTFOLIO HOLDINGS
Fund policies and procedures with respect to the disclosure of each Fund's portfolio securities are described in each Fund's SAI. On each business day, before commencement of trading on the Exchange, each Fund will disclose on www.pgim.com/investments/etf-buffer-fund the Fund's portfolio holdings that will form the basis for the Fund's calculation of NAV at the end of the business day.
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FUND DISTRIBUTIONS AND TAX ISSUES
DISTRIBUTIONS
Each Fund distributes dividends out of any net investment income to shareholders. For example, if the Fund owns an ACME Corp. bond and the bond pays interest, the Fund will pay out a portion of this interest as a dividend to its shareholders, assuming the Fund’s income is more than its costs and expenses.
Each Fund also distributes any realized net capital gains to shareholders. Capital gains are generated when the Fund sells its assets for a profit. For example, if the Fund bought 100 bonds of ACME Corp. for a total of $1,000 and more than one year later sold the bonds for a total of $1,500, the Fund has net long-term capital gains of $500, which it will pass on to shareholders (assuming the Fund’s remaining total gains are greater than any losses it may have).
Dividends and other distributions on shares of each Fund are distributed on a pro rata basis to beneficial owners of such shares.
Dividend payments are made through DTC participants and indirect participants to beneficial owners then of record with proceeds received from each Fund.
Dividend Reinvestment Service. No dividend reinvestment service is provided by the Funds. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Funds for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Funds purchased in the secondary market. Dividend distributions of both income and realized gains will be subject to taxation whether or not they are reinvested in the Funds.
The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.
Expected Distribution Schedule*
Fund	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains
PGIM S&P 500 Buffer 12 ETF – January	Periodic	Annually	Annually
PGIM S&P 500 Buffer 12 ETF – February	Periodic	Annually	Annually
PGIM S&P 500 Buffer 12 ETF – March	Periodic	Annually	Annually
PGIM S&P 500 Buffer 12 ETF – April	Periodic	Annually	Annually
PGIM S&P 500 Buffer 12 ETF – May	Periodic	Annually	Annually
PGIM S&P 500 Buffer 12 ETF – June	Periodic	Annually	Annually
PGIM S&P 500 Buffer 12 ETF – July	Periodic	Annually	Annually
PGIM S&P 500 Buffer 12 ETF – August	Periodic	Annually	Annually
PGIM S&P 500 Buffer 12 ETF – September	Periodic	Annually	Annually
PGIM S&P 500 Buffer 12 ETF – October	Periodic	Annually	Annually
PGIM S&P 500 Buffer 12 ETF – November	Periodic	Annually	Annually
PGIM S&P 500 Buffer 12 ETF – December	Periodic	Annually	Annually
PGIM S&P 500 Buffer 20 ETF – January	Periodic	Annually	Annually
PGIM S&P 500 Buffer 20 ETF – February	Periodic	Annually	Annually
PGIM S&P 500 Buffer 20 ETF – March	Periodic	Annually	Annually
PGIM S&P 500 Buffer 20 ETF – April	Periodic	Annually	Annually
PGIM S&P 500 Buffer 20 ETF – May	Periodic	Annually	Annually
PGIM S&P 500 Buffer 20 ETF – June	Periodic	Annually	Annually

PGIM Rock ETF Trust

Expected Distribution Schedule*
Fund	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains
PGIM S&P 500 Buffer 20 ETF – July	Periodic	Annually	Annually
PGIM S&P 500 Buffer 20 ETF – August	Periodic	Annually	Annually
PGIM S&P 500 Buffer 20 ETF – September	Periodic	Annually	Annually
PGIM S&P 500 Buffer 20 ETF – October	Periodic	Annually	Annually
PGIM S&P 500 Buffer 20 ETF – November	Periodic	Annually	Annually
PGIM S&P 500 Buffer 20 ETF – December	Periodic	Annually	Annually
*Under certain circumstances, the Funds may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.
TAX ISSUES
Investors who buy shares of the Funds should be aware of some important tax issues. For example, each Fund distributes dividends of net investment income and realized net capital gains, if any, to shareholders. Fund distributions and gain from the sale of Fund shares are subject to federal income taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (“IRA”) or some other qualified or tax-deferred plan or account. Dividends and distributions from the Funds also may be subject to state and local income tax in the state where you live.
The following briefly discusses some of the important income tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.
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Fund Distributions
Dividends of net investment income will generally be taxable to shareholders at ordinary income rates. Dividends from net investment income paid to a non-corporate U.S. shareholder that are reported as qualified dividend income will generally be taxable to such shareholder at the long-term capital gain tax rate. Also, a portion of the dividends paid to corporate shareholders of the Funds will be eligible for the dividends received deduction to the extent each Fund’s income is derived from certain dividends received from U.S. corporations.
Fund distributions of net capital gains are taxed differently depending on how long each Fund holds the security. If each Fund holds a security for more than one year before selling it, any gain is treated as long-term capital gain which is generally taxed at rates of up to 15% or 20% for noncorporate U.S. shareholders, depending on whether their income exceeds certain threshold amounts, which are adjusted annually for inflation. If each Fund holds the security for one year or less, any gain is treated as short-term capital gain, which is taxed at rates applicable to ordinary income. Different rates apply to corporate shareholders.
A U.S. shareholder that is an individual, estate, or certain type of trust is subject to a 3.8% Medicare contribution tax on the lesser of (1) the U.S. shareholder’s “net investment income,” including Fund distributions and net gains from the disposition of Fund shares, and (2) the excess of the U.S. shareholder’s modified adjusted gross income for the taxable year over the applicable threshold amount (e.g., $200,000 for individuals filing as single, or $250,000 for married individuals filing jointly). For this purpose, net investment income includes interest, dividends, annuities, royalties, capital gain and income from a passive activity business or a business of trading in financial instruments or commodities.
Fund distributions are generally taxable in the year they are received, except when a Fund declares certain dividends in October, November or December of a calendar year, but actually pays them in January of the following year. In such cases, the dividends are treated as if they were paid on December 31st of the prior year.
Taxes on Purchases and Redemptions of Creation Units
Authorized Participants exchanging securities for Creation Units or vice versa generally recognize a gain or loss based on the difference between the value of the exchanged assets and their basis, but the deductibility of losses may be limited. For more detailed information, please refer to the SAI.
Form 1099
For every year the Fund declares a dividend, you will receive a Form 1099, which reports the amount of ordinary income distributions and long-term capital gains we distributed to you during the prior year unless you own shares of the Fund as part of a qualified or tax-deferred plan or account. If you do own shares of the Fund as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099 annually, but instead you will receive a Form 1099 when you take any distribution from your qualified or tax-deferred plan or account.
Withholding Taxes
If federal tax law requires you to provide the Funds with your taxpayer identification number and certifications as to your tax status and you fail to do this, or if you are otherwise subject to backup withholding, we will withhold and pay to the U.S. Treasury a portion of your distributions and sale proceeds, based on the backup withholding rate.
Taxation of Non-U.S. Shareholders
For a discussion regarding the taxation of non-U.S. shareholders, please see the SAI and contact your tax adviser.
If You Purchase on or Before a Record Date

PGIM Rock ETF Trust

If you buy shares of a Fund on or before the record date for a distribution (the date that determines who receives the distribution), we will pay that distribution to you. As explained above, the distribution may be subject to taxes. When dividends are paid out, the value of each share of a Fund decreases by the amount of the dividend to reflect the payout, although this may not be apparent because the value of each share of a Fund also will be affected by market changes, if any.
TAXES WHEN SHARES ARE SOLD
If you sell any shares of the Fund for a profit, you have realized a capital gain, which is subject to tax unless the shares are held in a qualified or tax-deferred plan or account. As mentioned above, the maximum capital gains tax rate with respect to shares held for more than one year is up to 15% or 20% for non-corporate shareholders, depending on whether their incomes exceed certain threshold amounts, which are adjusted annually for inflation. Capital gain with respect to shares held for one year or less is subject to tax at ordinary rates. Capital loss realized on the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. Net gains from the sale of shares are included in “net investment income” for purposes of the 3.8% Medicare contribution tax mentioned above.
If you sell shares of the Fund at a loss, you may have a capital loss, which you may use to offset capital gains you have, plus, in the case of non-corporate taxpayers, ordinary income of up to $3,000. If you sell shares and realize a loss, you will not be permitted to use the loss to the extent you replace the shares (including pursuant to the reinvestment of a dividend) within a 61-day period (beginning 30 days before and ending 30 days after the sale of the shares).
For shares purchased and sold from a taxable account, your intermediary will report cost basis information to you and to the IRS. Your intermediary will permit shareholders to elect their preferred cost basis method. In the absence of an election, your cost basis method will be your intermediary’s default method, which is often the average cost method. Please consult your tax adviser to determine the appropriate cost basis method for your particular tax situation and to learn more about how the cost basis reporting laws apply to you and your investments.
The above is a general summary of tax implications of investing in the Funds. You may also be subject to state, local, and non-U.S. taxation on Fund distributions and sales. Because each investor’s tax consequences are unique, please consult your tax adviser to see how investing in the Funds will affect your own tax situation.
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HOW TO BUY AND SELL SHARES
Secondary Market
Most investors will buy and sell Fund shares in secondary market transactions through brokers. Shares of the Funds are listed and traded on the secondary market on the Exchange. Shares can be bought and sold throughout the trading day like other publicly traded securities. There is no minimum investment. When buying or selling shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The spread varies over time for Fund shares based on the Fund’s trading volume and market liquidity, and is generally lower if the Fund has a lot of trading volume and market liquidity.
Shares of the Funds trade on the Exchange at prices that may differ to varying degrees from the daily NAV of the shares.
Directly with the Funds
Fund shares are issued or redeemed by a Fund at NAV per share only in aggregations of a specified number of shares (“Creation Units”). An Authorized Participant is a member or participant of a clearing agency registered with the SEC, which has a written agreement with a Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of Creation Units.
A creation transaction, which is subject to acceptance by the Distributor and a Fund, generally takes place when an Authorized Participant deposits into a Fund a designated portfolio of securities, assets or other positions (a “creation basket”), and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, which together approximate the holdings of the Fund in exchange for a specified number of Creation Units. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other financial instruments (the “redemption basket”) held by a Fund and an amount of cash (including any portion of such securities for which cash may be substituted). The Fund may, in certain circumstances, offer Creation Units partially or solely for cash. Except when aggregated in Creation Units, shares are not redeemable by the Fund. Creation and redemption baskets may differ and the Fund may accept “custom baskets.”
For more detailed information, see “Creations and Redemptions of Fund Shares” in the Fund’s SAI.
Beneficial Ownership
The Depository Trust Company (“DTC”) serves as securities depository for Fund shares. Shares of the Funds may be held only in book-entry form; stock certificates will not be issued. DTC, or its nominee, is the record or registered owner of all outstanding shares of the Funds. Beneficial ownership of shares will be shown on the records of DTC or its participants. Beneficial owners of shares are not entitled to have shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, to exercise any rights of a holder of shares of a Fund, each beneficial owner must rely on the procedures of: (i) DTC; (ii) “DTC Participants,” i.e., securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC; and (iii) “Indirect Participants,” i.e., brokers, dealers, banks and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly, through which such beneficial owner holds its interests.
Each Fund understands that under existing industry practice, in the event the Fund requests any action of holders of shares, or a beneficial owner desires to take any action that DTC, as the record owner of all outstanding shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and beneficial owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of beneficial owners owning through them. As described above, each Fund recognizes DTC or its nominee as the owner of all shares of the Fund for all purposes.

PGIM Rock ETF Trust

Shares of the Funds have not been registered for sale outside of the United States.
Section 12(d)(1) of the 1940 Act restricts the acquisition by investment companies of the securities of other investment companies, including the Fund's shares. That section also restricts an open-end fund, such as the Funds, from selling its shares to other registered funds outside of certain limits. Registered investment companies are permitted to invest in a Fund beyond the limits set forth in Section 12(d)(1) subject to the conditions of certain exemptive rules, including, as applicable, that the investment companies enter into an agreement with the Trust on behalf of a Fund prior to exceeding the limits imposed by Section 12(d)(1).
Understanding the Price You'll Pay for the Shares
Market Trading Price. The trading price of each Fund’s shares on the Exchange may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.
Premiums and Discounts. Information regarding how often the shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV since the inception of the Fund, as applicable, can be found at pgim.com/investments.
Net Asset Value. The share value of a fund—known as the net asset value or NAV—is determined by a simple calculation: it is the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding. For example, if the value of the investments held by Fund XYZ (minus its liabilities) is $1,000 and there are 100 shares of Fund XYZ owned by shareholders, the value of one share of Fund XYZ—or the NAV—is $10 ($1,000 divided by 100).
Each Fund's NAV will be determined every day on which the Fund is open as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m. Eastern Time). The price at which a purchase of a Creation Unit is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus and the requirements of the Authorized Participant agreement.
Each Fund's portfolio securities are valued based upon market quotations or, if market quotations are not readily available, at fair value as determined in good faith by the Manager, as the Board's valuation designee. In this capacity, the Manager has adopted pricing methodologies for determining the fair value of certain types of securities and other assets held by a Fund that do not have quoted market prices, including the use of other pricing sources, such as bid prices supplied by a principal market maker and evaluated prices supplied by pricing vendors that employ analytic methodologies that take into account the prices of similar securities and other market factors.
If a Fund determines that a market quotation for a security is not reliable based on, among other things, events or market conditions that occur with respect to one or more securities held by the Fund or the market as a whole, after the quotation is derived or after the closing of the primary market on which the security is traded, but before the time that the Fund's NAV is determined, the Fund may use “fair value pricing,” which is implemented by a valuation committee (“Valuation Committee”) consisting of representatives of the Manager. The subadviser often provides relevant information for the Valuation Committee meeting. Non-U.S. securities markets are open for trading on weekends and other days when the Fund does not price shares. Therefore, the value of a Fund’s shares may change on days when you will not be able to purchase or sell the Fund’s shares.
Investments in open-end non-exchange-traded mutual funds will be valued at their NAV as determined as of the close of the NYSE on the date of valuation, which will reflect the mutual fund’s fair valuation procedures.
Different valuation methods may result in differing values for the same security. The fair value of a portfolio security that each Fund uses to determine its NAV may differ from the security's quoted or published price. If the Fund needs to implement fair value pricing after the NAV publishing deadline but before shares of the Fund are processed, the NAV you receive or pay may differ from the published NAV price. The prospectuses of any other mutual funds or ETFs in which the Fund invests will explain each fund’s procedures and policies with respect to the use of fair value pricing.
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Fair value pricing procedures are designed to result in prices for the Fund's securities and its NAV that are reasonable in light of the circumstances which make or have made market quotations unavailable or unreliable, and may have the effect of reducing arbitrage opportunities available to short-term traders. There is no assurance, however, that fair value pricing will more accurately reflect the market value of a security than the market price of such security on that day or that it will prevent dilution of a Fund's NAV by short-term traders.
Frequent Purchases and Redemptions
The Funds do not impose restrictions on the frequency of purchases and redemptions. The Board evaluated the risks of market timing activities by Fund shareholders when they considered whether a restriction or policy was necessary. The Board considered that, unlike mutual funds, each Fund issues and redeems its shares at NAV only in Creation Units, and the Fund’s shares may be purchased and sold on the Exchange at prevailing market prices.
“Revenue Sharing” Payments
The Manager or certain of its affiliates (but not the Distributor) may make payments (which are often referred to as “revenue sharing” payments) to financial intermediaries from the Manager's or certain affiliates' own resources, including from the profits derived from management fees or other fees received from the Funds, without additional direct or indirect cost to the Fund or its shareholders. Revenue sharing payments are usually calculated based on Fund assets attributable to a particular financial services firm, and the amount of the payments varies among financial intermediaries. The Manager or certain of its affiliates may revise the terms of any existing revenue sharing arrangement and may enter into additional revenue sharing arrangements with other financial intermediaries in the future. Revenue sharing arrangements are intended to foster the sale of Fund shares and/or to compensate financial intermediaries for assisting in marketing or promotional activities in connection with the sale of Fund shares. In exchange for revenue sharing payments, it is expected that a Fund will receive the opportunity to be sold through the financial intermediaries' sales force or gain access to third-party platforms or other marketing programs, including but not limited to “supermarket” platforms or other sales programs. Both the Manager and Fund shareholders may receive services from the financial intermediary in exchange for the revenue sharing payments. Because the Manager's management fee is based on Fund assets, to the extent that financial intermediaries receiving revenue sharing payments results in an increase in the sale of Fund shares, the Manager and/or its affiliates will benefit from the increase in Fund assets. From time to time the Manager and/or an affiliate of a Fund (and not the Fund itself) may pay certain administrative fees in order to make the Fund available to shareholders. Such fees are not included in, and are paid separate and apart from, any revenue sharing payments. Revenue sharing payments, or other similar payments, may provide an incentive for financial intermediaries and their registered representatives to recommend or sell shares of a Fund to you and in doing so may create conflicts of interest between such intermediaries' financial interests and their duties to customers.
It is likely that financial intermediaries that execute portfolio transactions for the Funds will include those firms with which the Manager and/or certain of its affiliates have entered into revenue sharing arrangements. Neither the Manager nor any subadviser may consider sales of Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds. The Manager and certain of its affiliates will not use Fund brokerage as any part of revenue sharing payments to financial intermediaries.
Revenue sharing payments are usually calculated based on a percentage of Fund sales and/or Fund assets attributable to a particular financial services firm. Payments may also be based on other criteria or factors, for example, a fee per each transaction. Specific payment formulas are negotiated based on a number of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets, target markets, customer relationships and scope and quality of services provided. The Manager and/or certain of its affiliates make such payments to financial intermediaries in amounts that generally range from 0.01% up to 0.20% of Fund assets serviced and maintained by the financial intermediaries. In addition, the Manager and/or certain of its affiliates may pay flat fees on a one-time or irregular basis for the initial set-up of a Fund on a financial services intermediary’s systems, participation or attendance at a financial

PGIM Rock ETF Trust

services firm's meeting, or for other reasons. These amounts are subject to change. In addition, the costs associated with visiting the financial intermediaries to make presentations, and/or train and educate the personnel of the financial intermediaries, may be paid by the Manager and/or certain of its affiliates, subject to applicable FINRA regulations.
Please contact the registered representative (or the financial intermediary) who sold shares of a Fund to you for details about any payments the financial intermediary may receive from the Manager and/or certain of its affiliates. You should review your financial intermediary’s disclosure and/or talk to your financial intermediary to obtain more information on how this compensation may have influenced your financial intermediary’s recommendation of a Fund. Additional information regarding these revenue sharing payments is included in the SAI which is available to you at no additional charge.
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FINANCIAL HIGHLIGHTS
Introduction
The financial highlights will help you evaluate each Fund's financial performance for the fiscal years or periods indicated below. Certain information reflects financial results for a single fund share. The total return represents the rate that a shareholder would have earned (or lost) on an investment in the Fund, assuming investment at the start of the period and reinvestment of all dividends and other distributions. The information is for the periods indicated.
These financial highlights were derived from the financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report on those financial statements was unqualified.
Copies of each Fund's annual report and each Fund’s audited financial statements, including the report of the independent registered public accounting firm, are available upon request, at no charge, as described on the back cover of this Prospectus.
PGIM S&P 500 BUFFER 12 ETF – JANUARY

	Year Ended October 31, 2025	December 29, 2023(a) through October 31, 2024

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$28.20	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	3.91	3.25
Total from investment operations	3.80	3.20
Net asset value, end of Period	$32.00	$28.20
Total Return(c):	13.46%	12.81%

Ratios/Supplemental Data:
Net assets, end of Period (000)	$11,840	$4,795
Average net assets (000)	$7,948	$3,607
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.43%	0.26%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50%(e)
Net investment income (loss)	(0.39)%	(0.21)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Rock ETF Trust

PGIM S&P 500 BUFFER 12 ETF – FEBRUARY

	Year Ended October 31, 2025	January 31, 2024(a) through October 31, 2024

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$27.76	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	3.62	2.81
Total from investment operations	3.51	2.76
Net asset value, end of Period	$31.27	$27.76
Total Return(c):	12.66%	11.02%

Ratios/Supplemental Data:
Net assets, end of Period (000)	$10,331	$5,285
Average net assets (000)	$7,556	$4,042
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.42%	0.31%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50%(e)
Net investment income (loss)	(0.38)%	(0.26)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

Visit our website at www.pgim.com/investments

PGIM S&P 500 BUFFER 12 ETF – MARCH

	Year Ended October 31, 2025	February 29, 2024(a) through October 31, 2024

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$27.37	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	4.20	2.42
Total from investment operations	4.09	2.37
Net asset value, end of Period	$31.46	$27.37
Total Return(c):	14.96%	9.47%

Ratios/Supplemental Data:
Net assets, end of Period (000)	$11,955	$4,926
Average net assets (000)	$8,152	$4,137
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.42%	0.33%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50%(e)
Net investment income (loss)	(0.38)%	(0.26)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Rock ETF Trust

PGIM S&P 500 BUFFER 12 ETF – APRIL

	Year Ended October 31, 2025	March 28, 2024(a) through October 31, 2024

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.89	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	2.46	1.94
Total from investment operations	2.35	1.89
Net asset value, end of Period	$29.24	$26.89
Total Return(c):	8.71%	7.57%

Ratios/Supplemental Data:
Net assets, end of Period (000)	$12,864	$5,916
Average net assets (000)	$8,499	$4,614
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.42%	0.36%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50%(e)
Net investment income (loss)	(0.38)%	(0.30)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

Visit our website at www.pgim.com/investments

PGIM S&P 500 BUFFER 12 ETF – MAY

	Year Ended October 31, 2025	April 30, 2024(a) through October 31, 2024

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$27.26	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.11)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	3.27	2.30
Total from investment operations	3.16	2.26
Net asset value, end of Period	$30.42	$27.26
Total Return(c):	11.58%	9.06%

Ratios/Supplemental Data:
Net assets, end of Period (000)	$10,343	$4,090
Average net assets (000)	$6,623	$3,202
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.42%	0.37%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50%(e)
Net investment income (loss)	(0.37)%	(0.27)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Rock ETF Trust

PGIM S&P 500 BUFFER 12 ETF – JUNE

	Year Ended October 31, 2025	May 31, 2024(a) through October 31, 2024

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.49	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.10)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	3.71	1.54
Total from investment operations	3.61	1.49
Net asset value, end of Period	$30.10	$26.49
Total Return(c):	13.60%	5.97%

Ratios/Supplemental Data:
Net assets, end of Period (000)	$11,147	$9,548
Average net assets (000)	$9,018	$8,519
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.42%	0.46%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50%(e)
Net investment income (loss)	(0.37)%	(0.43)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

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PGIM S&P 500 BUFFER 12 ETF – JULY

	Year Ended October 31, 2025	May 07, 2024(a) through October 31, 2024

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.48	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	4.03	1.53
Total from investment operations	3.92	1.48
Net asset value, end of Period	$30.40	$26.48
Total Return(c):	14.80%	5.92%

Ratios/Supplemental Data:
Net assets, end of Period (000)	$16,112	$7,414
Average net assets (000)	$10,346	$5,327
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.43%	0.47%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50%(e)
Net investment income (loss)	(0.39)%	(0.41)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Rock ETF Trust

PGIM S&P 500 BUFFER 12 ETF – AUGUST

	Year Ended October 31, 2025	May 09, 2024(a) through October 31, 2024

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.49	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.10)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	4.32	1.53
Total from investment operations	4.22	1.49
Net asset value, end of Period	$30.71	$26.49
Total Return(c):	15.94%	5.96%

Ratios/Supplemental Data:
Net assets, end of Period (000)	$11,364	$3,709
Average net assets (000)	$7,234	$2,327
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.42%	0.43%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50%(e)
Net investment income (loss)	(0.37)%	(0.33)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

Visit our website at www.pgim.com/investments

PGIM S&P 500 BUFFER 12 ETF – SEPTEMBER

	Year Ended October 31, 2025	May 14, 2024(a) through October 31, 2024

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.26	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.10)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	4.07	1.31
Total from investment operations	3.97	1.26
Net asset value, end of Period	$30.23	$26.26
Total Return(c):	15.13%	5.03%

Ratios/Supplemental Data:
Net assets, end of Period (000)	$12,395	$5,252
Average net assets (000)	$7,463	$2,949
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.41%	0.44%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50%(e)
Net investment income (loss)	(0.36)%	(0.39)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Rock ETF Trust

PGIM S&P 500 BUFFER 12 ETF – OCTOBER

	Year Ended October 31, 2025	May 16, 2024(a) through October 31, 2024

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.19	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.11)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	3.91	1.23
Total from investment operations	3.80	1.19
Net asset value, end of Period	$29.99	$26.19
Total Return(c):	14.54%	4.74%

Ratios/Supplemental Data:
Net assets, end of Period (000)	$18,296	$5,761
Average net assets (000)	$10,011	$3,325
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.43%	0.42%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50%(e)
Net investment income (loss)	(0.39)%	(0.35)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

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PGIM S&P 500 BUFFER 12 ETF – NOVEMBER

	Year Ended October 31, 2025	May 21, 2024(a) through October 31, 2024

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.55	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.10)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	3.69	1.59
Total from investment operations	3.59	1.55
Net asset value, end of Period	$30.14	$26.55
Total Return(c):	13.49%	6.22%

Ratios/Supplemental Data:
Net assets, end of Period (000)	$8,438	$2,655
Average net assets (000)	$5,298	$2,127
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.41%	0.43%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50%(e)
Net investment income (loss)	(0.35)%	(0.33)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Rock ETF Trust

PGIM S&P 500 BUFFER 12 ETF – DECEMBER

	Year Ended October 31, 2025	May 23, 2024(a) through October 31, 2024

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.36	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.10)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	3.59	1.41
Total from investment operations	3.49	1.36
Net asset value, end of Period	$29.85	$26.36
Total Return(c):	13.23%	5.46%

Ratios/Supplemental Data:
Net assets, end of Period (000)	$9,852	$7,118
Average net assets (000)	$7,175	$5,488
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.40%	0.45%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50%(e)
Net investment income (loss)	(0.35)%	(0.40)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

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PGIM S&P 500 BUFFER 20 ETF – JANUARY

	Year Ended October 31, 2025	December 29, 2023(a) through October 31, 2024

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$27.49	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.12)	(0.03)
Net realized and unrealized gain (loss) on investment transactions	3.00	2.52
Total from investment operations	2.88	2.49
Net asset value, end of Period	$30.37	$27.49
Total Return(c):	10.45%	9.97%

Ratios/Supplemental Data:
Net assets, end of Period (000)	$27,634	$3,574
Average net assets (000)	$34,598	$2,953
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.49%	0.24%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50%(e)
Net investment income (loss)	(0.43)%	(0.16)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Rock ETF Trust

PGIM S&P 500 BUFFER 20 ETF – FEBRUARY

	Year Ended October 31, 2025	January 31, 2024(a) through October 31, 2024

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$27.21	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.12)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	2.84	2.25
Total from investment operations	2.72	2.21
Net asset value, end of Period	$29.93	$27.21
Total Return(c):	10.00%	8.83%

Ratios/Supplemental Data:
Net assets, end of Period (000)	$16,473	$4,636
Average net assets (000)	$11,976	$3,919
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.45%	0.29%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50%(e)
Net investment income (loss)	(0.41)%	(0.22)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

Visit our website at www.pgim.com/investments

PGIM S&P 500 BUFFER 20 ETF – MARCH

	Year Ended October 31, 2025	February 29, 2024(a) through October 31, 2024

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.95	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	3.18	2.00
Total from investment operations	3.07	1.95
Net asset value, end of Period	$30.02	$26.95
Total Return(c):	11.38%	7.80%

Ratios/Supplemental Data:
Net assets, end of Period (000)	$15,310	$5,929
Average net assets (000)	$11,442	$5,042
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.44%	0.35%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50%(e)
Net investment income (loss)	(0.40)%	(0.29)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Rock ETF Trust

PGIM S&P 500 BUFFER 20 ETF – APRIL

	Year Ended October 31, 2025	March 28, 2024(a) through October 31, 2024

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.64	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	2.05	1.69
Total from investment operations	1.94	1.64
Net asset value, end of Period	$28.58	$26.64
Total Return(c):	7.26%	6.57%

Ratios/Supplemental Data:
Net assets, end of Period (000)	$20,862	$6,927
Average net assets (000)	$15,545	$5,954
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.45%	0.39%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50%(e)
Net investment income (loss)	(0.41)%	(0.33)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

Visit our website at www.pgim.com/investments

PGIM S&P 500 BUFFER 20 ETF – MAY

	Year Ended October 31, 2025	April 30, 2024(a) through October 31, 2024

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.85	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.11)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	2.88	1.89
Total from investment operations	2.77	1.85
Net asset value, end of Period	$29.62	$26.85
Total Return(c):	10.34%	7.39%

Ratios/Supplemental Data:
Net assets, end of Period (000)	$13,627	$5,101
Average net assets (000)	$9,641	$4,683
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.43%	0.39%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50%(e)
Net investment income (loss)	(0.39)%	(0.31)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Rock ETF Trust

PGIM S&P 500 BUFFER 20 ETF – JUNE

	Year Ended October 31, 2025	May 31, 2024(a) through October 31, 2024

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.27	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.11)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	3.37	1.31
Total from investment operations	3.26	1.27
Net asset value, end of Period	$29.53	$26.27
Total Return(c):	12.38%	5.09%

Ratios/Supplemental Data:
Net assets, end of Period (000)	$19,794	$6,841
Average net assets (000)	$12,624	$6,329
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.44%	0.45%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50%(e)
Net investment income (loss)	(0.40)%	(0.39)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

Visit our website at www.pgim.com/investments

PGIM S&P 500 BUFFER 20 ETF – JULY

	Year Ended October 31, 2025	May 07, 2024(a) through October 31, 2024

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.29	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	3.40	1.34
Total from investment operations	3.29	1.29
Net asset value, end of Period	$29.58	$26.29
Total Return(c):	12.51%	5.18%

Ratios/Supplemental Data:
Net assets, end of Period (000)	$26,330	$8,677
Average net assets (000)	$14,975	$5,885
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.45%	0.47%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50%(e)
Net investment income (loss)	(0.40)%	(0.41)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Rock ETF Trust

PGIM S&P 500 BUFFER 20 ETF – AUGUST

	Year Ended October 31, 2025	May 09, 2024(a) through October 31, 2024

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.34	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.11)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	3.37	1.38
Total from investment operations	3.26	1.34
Net asset value, end of Period	$29.60	$26.34
Total Return(c):	12.37%	5.36%

Ratios/Supplemental Data:
Net assets, end of Period (000)	$18,056	$3,951
Average net assets (000)	$8,616	$2,657
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.44%	0.44%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50%(e)
Net investment income (loss)	(0.40)%	(0.36)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

Visit our website at www.pgim.com/investments

PGIM S&P 500 BUFFER 20 ETF – SEPTEMBER

	Year Ended October 31, 2025	May 14, 2024(a) through October 31, 2024

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.10	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.11)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	3.13	1.14
Total from investment operations	3.02	1.10
Net asset value, end of Period	$29.12	$26.10
Total Return(c):	11.56%	4.41%

Ratios/Supplemental Data:
Net assets, end of Period (000)	$34,073	$3,132
Average net assets (000)	$9,809	$2,051
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.45%	0.42%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50%(e)
Net investment income (loss)	(0.40)%	(0.34)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Rock ETF Trust

PGIM S&P 500 BUFFER 20 ETF – OCTOBER

	Year Ended October 31, 2025	May 16, 2024(a) through October 31, 2024

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.02	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investment transactions	2.94	1.07
Total from investment operations	2.83	1.02
Net asset value, end of Period	$28.85	$26.02
Total Return(c):	10.86%	4.10%

Ratios/Supplemental Data:
Net assets, end of Period (000)	$20,197	$6,246
Average net assets (000)	$8,718	$2,320
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.44%	0.43%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50%(e)
Net investment income (loss)	(0.40)%	(0.38)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

Visit our website at www.pgim.com/investments

PGIM S&P 500 BUFFER 20 ETF – NOVEMBER

	Year Ended October 31, 2025	May 21, 2024(a) through October 31, 2024

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.32	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.10)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	2.87	1.36
Total from investment operations	2.77	1.32
Net asset value, end of Period	$29.09	$26.32
Total Return(c):	10.54%	5.28%

Ratios/Supplemental Data:
Net assets, end of Period (000)	$13,091	$2,368
Average net assets (000)	$8,385	$5,986
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.41%	0.45%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50%(e)
Net investment income (loss)	(0.37)%	(0.39)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Rock ETF Trust

PGIM S&P 500 BUFFER 20 ETF – DECEMBER

	Year Ended October 31, 2025	May 23, 2024(a) through October 31, 2024

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$26.16	$25.00
Income (loss) from investment operations:
Net investment income (loss)	(0.12)	(0.04)
Net realized and unrealized gain (loss) on investment transactions	2.94	1.20
Total from investment operations	2.82	1.16
Net asset value, end of Period	$28.98	$26.16
Total Return(c):	10.80%	4.63%

Ratios/Supplemental Data:
Net assets, end of Period (000)	$23,765	$3,662
Average net assets (000)	$19,177	$2,272
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.47%	0.44%(e)
Expenses before waivers and/or expense reimbursement	0.50%	0.50%(e)
Net investment income (loss)	(0.43)%	(0.36)%(e)
Portfolio turnover rate(f)	0%	0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

Visit our website at www.pgim.com/investments

GLOSSARY
FUND Indices
S&P 500 Price Return Index. The S&P 500 Index is an unmanaged index of over 500 stocks of large U.S. public companies. It gives a broad look at how large company stocks in the United States have performed. The price return index measures the performance solely based on the change in the prices of the constituents, excluding any dividend income. These returns do not include the effect of any sales charges, operating expenses of a mutual fund or taxes. These returns would be lower if they included the effect of these expenses.
DISCLAIMER: S&P 500 Index
The S&P 500 Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by PGIM, Inc, and/or its affiliates. S&P®, S&P 500®, US 500 and The 500 are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by PGIM, Inc. and/or its affiliates. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

PGIM Rock ETF Trust

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FOR MORE INFORMATION
Please read this Prospectus before you invest in a Fund and keep it for future reference. Information on the Funds' net asset value, market price, premiums and discounts, and bid-ask spreads can be found at pgim.com/investments.
For information or shareholder questions contact:

■MAIL PGIM Investments LLC 655 Broad Street, 6th Floor Newark, NJ 07102 ■WEBSITE pgim.com/investments	■TELEPHONE (888) 247-8090 (973) 802-2093 (from outside the U.S.)

■E-DELIVERY
You may request e-delivery of Fund documents by contacting your financial intermediary directly or by going to
pgim.com/us/en/intermediary/resources/featured/e-delivery. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

The Annual and Semi-Annual Reports, Form N-CSR, and the SAI contain additional information about the Funds. In Form N-CSR, you will find the Funds' annual and semi-annual financial statements. Shareholders may obtain free copies of the SAI, Annual
Report and Semi-Annual Report as well as other information about the Funds such as Fund financial statements and may make other shareholder inquiries through the telephone number, address and website listed above.

■STATEMENT OF ADDITIONAL INFORMATION (SAI) (incorporated by reference into this Prospectus) ■SEMI-ANNUAL REPORT	■ANNUAL REPORT (contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year)

You can also obtain copies of Fund documents, including the SAI, from the Securities and Exchange Commission as follows (the SEC charges a fee to copy documents):
■ELECTRONIC REQUEST publicinfo@sec.gov	■VIA THE INTERNET on the EDGAR Database at www.sec.gov

PGIM S&P 500 BUFFER 12 ETF – JANUARY
Ticker Symbol: JANP
PGIM S&P 500 BUFFER 12 ETF – FEBRUARY
Ticker Symbol: FEBP
PGIM S&P 500 BUFFER 12 ETF – MARCH
Ticker Symbol: MRCP
PGIM S&P 500 BUFFER 12 ETF – APRIL
Ticker Symbol: APRP
PGIM S&P 500 BUFFER 12 ETF – MAY
Ticker Symbol: MAYP
PGIM S&P 500 BUFFER 12 ETF – JUNE
Ticker Symbol: JUNP
PGIM S&P 500 BUFFER 12 ETF – JULY
Ticker Symbol: JULP
PGIM S&P 500 BUFFER 12 ETF – AUGUST
Ticker Symbol: AUGP
PGIM S&P 500 BUFFER 12 ETF – SEPTEMBER
Ticker Symbol: SEPP
PGIM S&P 500 BUFFER 12 ETF – OCTOBER
Ticker Symbol: OCTP
PGIM S&P 500 BUFFER 12 ETF – NOVEMBER
Ticker Symbol: NOVP
PGIM S&P 500 BUFFER 12 ETF – DECEMBER
Ticker Symbol: DECP
PGIM S&P 500 BUFFER 20 ETF – JANUARY
Ticker Symbol: PBJA
PGIM S&P 500 BUFFER 20 ETF – FEBRUARY
Ticker Symbol: PBFB
PGIM S&P 500 BUFFER 20 ETF – MARCH
Ticker Symbol: PBMR
PGIM S&P 500 BUFFER 20 ETF – APRIL
Ticker Symbol: PBAP
PGIM S&P 500 BUFFER 20 ETF – MAY
Ticker Symbol: PBMY
PGIM S&P 500 BUFFER 20 ETF – JUNE
Ticker Symbol: PBJN
PGIM S&P 500 BUFFER 20 ETF – JULY
Ticker Symbol: PBJL
PGIM S&P 500 BUFFER 20 ETF – AUGUST
Ticker Symbol: PBAU
PGIM S&P 500 BUFFER 20 ETF – SEPTEMBER
Ticker Symbol: PBSE
PGIM S&P 500 BUFFER 20 ETF – OCTOBER
Ticker Symbol: PBOC
PGIM S&P 500 BUFFER 20 ETF – NOVEMBER
Ticker Symbol: PBNV
PGIM S&P 500 BUFFER 20 ETF – DECEMBER
Ticker Symbol: PBDE
Listing Exchange: Cboe BZX Exchange, Inc.
ETF1018STAT The Funds' Investment Company Act File No. 811-23901